Schwab Strategic Trust
Schwab International Dividend Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 12.1%
BHP Group Ltd.	1,636,617	40,286,612
Insurance Australia Group Ltd.	378,088	2,102,272
Medibank Pvt Ltd.	455,800	1,399,184
QBE Insurance Group Ltd.	240,781	3,588,748
Rio Tinto Ltd.	372,035	26,973,406
Telstra Group Ltd.	4,068,991	12,516,903
Wesfarmers Ltd.	874,247	46,708,844
		133,575,969

Brazil 1.4%
Ambev SA	2,204,713	5,396,346
Banco do Brasil SA	470,841	1,923,761
BB Seguridade Participacoes SA	110,192	721,086
Engie Brasil Energia SA	229,487	1,643,868
Klabin SA	890,388	2,844,184
Neoenergia SA	187,204	818,112
TIM SA	729,079	2,479,000
		15,826,357

Canada 3.6%
Bank of Nova Scotia	201,525	10,762,559
BCE, Inc.	301,733	6,561,560
Great-West Lifeco, Inc. (a)	44,705	1,693,649
iA Financial Corp., Inc.	14,835	1,507,507
Manulife Financial Corp.	278,371	8,847,458
Quebecor, Inc., Class B	156,850	4,404,508
Sun Life Financial, Inc.	92,893	5,972,393
		39,749,634

China 1.3%
China Construction Bank Corp., H Shares	16,015,452	14,378,380

Denmark 0.1%
Tryg AS	56,641	1,455,085

Finland 3.3%
Elisa OYJ	150,719	7,939,216
Kesko OYJ, B Shares	137,513	3,325,179
Kone OYJ, B Shares	399,822	24,891,769
		36,156,164

France 11.4%
AXA SA	279,956	13,192,714
Cie Generale des Etablissements Michelin SCA	707,665	27,057,735
TotalEnergies SE	677,570	39,737,469
Vinci SA	323,470	46,214,564
		126,202,482

SECURITY	NUMBER OF SHARES	VALUE ($)
Germany 6.0%
Allianz SE	62,593	24,778,177
Deutsche Post AG	914,056	40,853,554
		65,631,731

Hong Kong 0.4%
BOC Hong Kong Holdings Ltd.	577,072	2,435,881
Hang Seng Bank Ltd.	114,940	1,609,428
		4,045,309

India 3.6%
HCL Technologies Ltd.	975,952	18,664,832
ITC Ltd.	1,501,106	7,333,186
Power Grid Corp. of India Ltd.	4,189,969	14,186,895
		40,184,913

Indonesia 1.4%
Bank Central Asia Tbk. PT	8,322,376	4,802,353
Bank Rakyat Indonesia Persero Tbk. PT	11,555,904	3,156,769
Telkom Indonesia Persero Tbk. PT, Class B	43,736,147	7,571,267
		15,530,389

Italy 8.2%
Enel SpA	5,657,175	51,924,374
Eni SpA	2,173,051	32,001,364
Generali	174,988	6,366,899
		90,292,637

Japan 5.8%
Daito Trust Construction Co. Ltd.	61,705	6,944,726
Japan Tobacco, Inc.	552,331	16,987,733
Ono Pharmaceutical Co. Ltd.	3,734,480	40,516,501
		64,448,960

Malaysia 0.3%
Bursa Malaysia Bhd.	90,200	160,841
Telekom Malaysia Bhd.	1,908,700	2,928,183
		3,089,024

Mexico 0.6%
Arca Continental SAB de CV	245,685	2,700,054
Coca-Cola Femsa SAB de CV	263,189	2,498,437
Kimberly-Clark de Mexico SAB de CV, A Shares	718,355	1,275,241
		6,473,732

Netherlands 3.2%
Koninklijke Ahold Delhaize NV	460,959	19,456,437
Koninklijke KPN NV	3,311,596	15,556,771
		35,013,208

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.2%
Spark New Zealand Ltd.	1,921,620	2,558,486

Norway 1.3%
DNB Bank ASA	140,405	3,755,713
Gjensidige Forsikring ASA	32,029	810,040
Telenor ASA	630,369	9,661,773
		14,227,526

Qatar 0.6%
Industries Qatar QSC	1,446,670	4,708,333
Ooredoo QPSC	704,129	2,388,353
		7,096,686

Republic of Korea 0.7%
Cheil Worldwide, Inc.	75,533	1,005,136
KT&G Corp.	49,505	4,312,895
LG Uplus Corp.	214,377	1,988,856
		7,306,887

Russia 0.0%
Severstal PAO *(b)(c)	708	0

Saudi Arabia 1.9%
Jarir Marketing Co.	532,123	1,824,025
Saudi Telecom Co.	1,749,452	19,538,613
		21,362,638

Singapore 2.2%
DBS Group Holdings Ltd.	326,115	11,308,826
Genting Singapore Ltd.	5,692,960	3,046,016
Jardine Cycle & Carriage Ltd.	69,433	1,316,406
Singapore Exchange Ltd.	133,455	1,450,868
United Overseas Bank Ltd.	250,620	6,881,556
		24,003,672

South Africa 0.9%
Bidvest Group Ltd.	311,988	4,208,620
Sanlam Ltd.	278,649	1,367,514
Vodacom Group Ltd.	555,506	4,238,242
		9,814,376

Spain 1.4%
Endesa SA	319,009	9,734,728
Mapfre SA	157,133	595,093
Naturgy Energy Group SA	154,031	4,549,955
		14,879,776

Switzerland 9.6%
Coca-Cola HBC AG	99,512	5,182,686
Kuehne & Nagel International AG	53,208	11,984,834
Roche Holding AG	119,864	38,736,403
SGS SA	149,981	15,659,875
Swisscom AG	25,399	17,482,970
Zurich Insurance Group AG	23,720	16,665,065
		105,711,833

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.7%
Chicony Electronics Co. Ltd.	613,752	3,461,104
Chipbond Technology Corp.	548,000	1,183,096
Radiant Opto-Electronics Corp.	431,405	2,123,304
Tung Ho Steel Enterprise Corp.	455,000	979,278
		7,746,782

Thailand 0.6%
Central Pattana PCL NVDR	1,227,300	1,701,078
PTT Exploration & Production PCL NVDR	1,333,300	3,980,303
Tisco Financial Group PCL NVDR	57,196	169,876
TMBThanachart Bank PCL NVDR	8,489,700	496,542
		6,347,799

United Arab Emirates 0.3%
Abu Dhabi Islamic Bank PJSC	239,907	1,252,768
Emirates NBD Bank PJSC	400,865	2,444,698
		3,697,466

United Kingdom 15.4%
British American Tobacco PLC	993,544	44,670,403
GSK PLC	2,140,235	43,495,256
Imperial Brands PLC	387,293	14,676,184
Schroders PLC	152,557	731,167
Unilever PLC	700,178	44,444,685
Vodafone Group PLC	21,425,001	22,212,703
		170,230,398
Total Common Stocks (Cost $985,376,881)		1,087,038,299

PREFERRED STOCKS 0.7% OF NET ASSETS

Brazil 0.5%
Itau Unibanco Holding SA	864,465	5,644,913

Republic of Korea 0.2%
Hyundai Motor Co.	21,573	2,312,566

Russia 0.0%
Sberbank of Russia PJSC *(b)(c)	69,290	0
Total Preferred Stocks (Cost $7,418,579)		7,957,479

Schwab International Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	1,739,630	1,739,630
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	1,599,960	1,599,960
		3,339,590
Total Short-Term Investments (Cost $3,339,590)		3,339,590

Total Investments in Securities (Cost $996,135,050)		1,098,335,368

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	55	7,162,375	145,762
MSCI Emerging Markets Index, expires 06/20/25	21	1,206,765	(15,453)
			130,309

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,522,978.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,087,038,299	$—	$—	$1,087,038,299
Russia	—	—	0 *	0
Preferred Stocks	7,957,479	—	—	7,957,479
Russia	—	—	0 *	0
Short-Term Investments[1]	3,339,590	—	—	3,339,590
Futures Contracts[2]	145,762	—	—	145,762
Liabilities
Futures Contracts[2]	(15,453)	—	—	(15,453)
Total	$1,098,465,677	$—	$0	$1,098,465,677

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.8% OF NET ASSETS

Australia 6.2%
a2 Milk Co. Ltd.	1,477,637	7,921,273
AGL Energy Ltd.	1,183,358	7,729,732
ALS Ltd.	1,034,382	10,697,421
AMP Ltd.	5,599,016	4,504,058
Ampol Ltd.	469,271	7,710,043
Ansell Ltd.	300,532	6,102,002
ANZ Group Holdings Ltd.	6,294,691	117,639,528
APA Group	2,807,041	14,975,645
Aristocrat Leisure Ltd.	1,318,615	52,952,302
ASX Ltd.	401,323	18,414,750
Atlas Arteria Ltd.	2,323,427	7,939,731
Aurizon Holdings Ltd.	3,976,773	7,549,793
Bank of Queensland Ltd.	1,479,083	7,434,056
Beach Energy Ltd.	3,509,281	3,037,545
Bendigo & Adelaide Bank Ltd.	1,234,603	9,518,453
BHP Group Ltd.	10,532,326	259,261,468
BlueScope Steel Ltd.	902,301	13,210,373
Brambles Ltd.	2,905,053	43,354,787
CAR Group Ltd.	766,492	17,540,890
Challenger Ltd.	1,140,268	5,584,366
Charter Hall Group	1,014,386	11,861,522
Cleanaway Waste Management Ltd.	4,425,848	8,003,594
Cochlear Ltd.	135,401	23,657,778
Coles Group Ltd.	2,733,607	37,998,992
Commonwealth Bank of Australia	3,489,677	395,145,232
Computershare Ltd.	1,212,765	31,390,697
CSL Ltd.	1,005,694	159,855,459
Deterra Royalties Ltd.	842,841	2,061,159
Dexus	2,419,404	10,899,051
Domain Holdings Australia Ltd.	510,727	1,433,037
Domino's Pizza Enterprises Ltd.	130,397	1,967,014
Downer EDI Ltd.	1,363,404	5,334,705
Dyno Nobel Ltd.	3,823,287	6,594,076
Endeavour Group Ltd.	2,913,682	7,631,656
Evolution Mining Ltd.	3,856,689	21,965,451
Flight Centre Travel Group Ltd.	406,133	3,473,566
Fortescue Ltd.	3,300,941	32,693,290
Goodman Group	4,107,016	87,009,859
GPT Group	4,335,264	13,391,802
GQG Partners, Inc.	1,247,525	1,685,974
Harvey Norman Holdings Ltd.	1,163,907	3,924,929
IDP Education Ltd.	551,045	2,766,075
IGO Ltd.	1,227,954	3,066,169
Iluka Resources Ltd.	832,951	1,967,287
Insignia Financial Ltd. *	1,305,934	2,823,857
Insurance Australia Group Ltd.	5,028,624	27,960,514
James Hardie Industries PLC *	894,303	20,396,735
JB Hi-Fi Ltd.	230,861	16,017,394
Lendlease Corp. Ltd.	1,363,251	5,123,549
Lottery Corp. Ltd.	4,652,105	15,268,695
Lynas Rare Earths Ltd. *	1,995,369	10,131,703
Macquarie Group Ltd.	740,527	102,085,223
Magellan Financial Group Ltd.	387,599	2,087,807
Medibank Pvt Ltd.	5,739,165	17,617,705
Metcash Ltd.	2,345,402	5,101,716
Mineral Resources Ltd. *	359,870	5,139,078
Mirvac Group	7,890,347	11,729,792
SECURITY	NUMBER OF SHARES	VALUE ($)
National Australia Bank Ltd.	6,501,452	158,992,340
Netwealth Group Ltd.	172,414	3,555,063
New Hope Corp. Ltd.	1,052,007	2,518,511
NEXTDC Ltd. *	1,383,054	11,668,743
Northern Star Resources Ltd.	2,812,060	37,967,527
Orica Ltd.	1,011,977	12,237,133
Origin Energy Ltd.	3,527,501	24,562,731
Orora Ltd.	2,580,281	3,105,209
Perpetual Ltd.	222,218	2,531,248
Pilbara Minerals Ltd. *	6,090,040	4,859,864
Pro Medicus Ltd.	105,173	19,087,586
Qantas Airways Ltd.	1,532,284	10,462,534
QBE Insurance Group Ltd.	3,089,874	46,053,386
Qube Holdings Ltd.	3,648,520	9,955,540
Ramsay Health Care Ltd.	353,436	8,711,477
REA Group Ltd.	105,044	16,204,650
Reece Ltd.	426,008	4,293,305
Region RE Ltd.	2,383,664	3,635,596
Rio Tinto Ltd.	771,754	55,953,967
Santos Ltd.	6,827,334	28,954,683
Scentre Group	10,540,870	24,895,724
SEEK Ltd.	756,314	11,832,305
SGH Ltd.	420,927	13,747,543
Sims Ltd.	315,049	3,069,631
Sonic Healthcare Ltd.	960,991	16,493,946
South32 Ltd.	9,365,789	18,383,426
Steadfast Group Ltd.	2,241,495	8,308,880
Stockland	4,820,572	16,938,442
Suncorp Group Ltd.	2,267,417	30,103,214
Technology One Ltd.	575,411	15,204,752
Telix Pharmaceuticals Ltd. *	586,484	9,850,968
Telstra Group Ltd.	8,336,202	25,643,563
TPG Telecom Ltd.	721,042	2,389,737
Transurban Group	6,465,139	58,997,871
Treasury Wine Estates Ltd.	1,685,579	9,155,326
Vicinity Ltd.	8,282,467	13,112,245
Washington H Soul Pattinson & Co. Ltd. (a)	554,768	13,184,782
Wesfarmers Ltd.	2,359,501	126,062,274
Westpac Banking Corp.	7,234,355	151,588,570
Whitehaven Coal Ltd.	1,387,685	4,965,328
WiseTech Global Ltd.	405,680	27,974,222
Woodside Energy Group Ltd.	3,944,153	56,476,271
Woolworths Group Ltd.	2,528,640	51,829,699
Worley Ltd.	1,063,792	8,913,534
Xero Ltd. *	316,615	37,550,481
Yancoal Australia Ltd.	614,071	2,066,819
		2,964,391,004

Austria 0.2%
ANDRITZ AG	150,301	10,382,791
Erste Group Bank AG	644,082	51,805,116
OMV AG	297,549	15,910,031
Raiffeisen Bank International AG	258,952	7,902,057
Telekom Austria AG	296,706	3,287,515
Verbund AG	141,454	11,040,267
		100,327,777

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 0.9%
Ackermans & van Haaren NV	43,615	11,091,123
Ageas SA	375,090	24,463,419
Anheuser-Busch InBev SA	2,054,808	144,722,038
Argenx SE *	126,371	72,649,520
D'ieteren Group	44,111	9,058,934
Elia Group SA	101,820	10,784,658
Groupe Bruxelles Lambert NV	176,776	14,439,286
KBC Group NV	483,560	47,737,705
Lotus Bakeries NV	829	8,573,626
Sofina SA	36,481	10,552,559
Syensqo SA	145,258	11,131,033
UCB SA	254,551	46,207,759
Warehouses De Pauw CVA	375,108	9,138,558
		420,550,218

Canada 9.0%
Agnico Eagle Mines Ltd.	1,040,134	122,377,161
Alimentation Couche-Tard, Inc.	1,616,743	83,662,144
Bank of Montreal	1,518,842	162,792,644
Bank of Nova Scotia	2,594,040	138,536,206
Barrick Mining Corp.	3,610,505	69,114,143
BCE, Inc.	622,425	13,535,407
Brookfield Asset Management Ltd., Class A	850,724	47,772,210
Brookfield Corp.	3,086,366	177,893,382
Cameco Corp.	911,554	53,263,208
Canadian Imperial Bank of Commerce	1,951,203	132,587,291
Canadian National Railway Co.	1,161,265	121,840,131
Canadian Natural Resources Ltd.	4,305,905	130,497,154
Canadian Pacific Kansas City Ltd.	1,951,719	159,109,919
Cenovus Energy, Inc.	2,654,881	34,910,541
CGI, Inc.	420,240	45,091,099
Constellation Software, Inc.	41,882	151,565,352
Dollarama, Inc.	561,100	72,027,455
Enbridge, Inc.	4,537,494	210,778,386
Fairfax Financial Holdings Ltd.	41,501	70,481,221
Fortis, Inc.	1,090,492	53,178,289
Franco-Nevada Corp.	410,776	69,063,666
George Weston Ltd.	111,794	22,465,313
Great-West Lifeco, Inc. (a)	623,334	23,615,017
Hydro One Ltd.	659,041	24,220,038
Imperial Oil Ltd.	333,423	23,759,981
Intact Financial Corp.	368,562	83,458,874
Loblaw Cos. Ltd.	293,611	49,441,620
Magna International, Inc.	567,652	20,568,328
Manulife Financial Corp.	3,589,945	114,099,128
Metro, Inc.	414,624	32,278,521
National Bank of Canada	793,280	77,928,892
Nutrien Ltd.	1,039,241	61,283,436
Pembina Pipeline Corp.	1,215,713	45,473,741
Power Corp. of Canada	1,145,892	44,262,209
Restaurant Brands International, Inc.	663,962	47,314,445
Royal Bank of Canada	2,940,663	372,012,744
Shopify, Inc., Class A *	2,519,950	268,755,568
South Bow Corp.	419,427	10,850,590
Sun Life Financial, Inc.	1,208,481	77,697,167
Suncor Energy, Inc.	2,576,102	91,412,791
TC Energy Corp.	2,152,130	108,846,955
Teck Resources Ltd., Class B	1,017,776	37,647,978
TELUS Corp.	1,065,728	17,424,318
Thomson Reuters Corp.	288,028	57,117,506
Toronto-Dominion Bank	3,659,674	252,247,213
Tourmaline Oil Corp.	732,357	32,959,927
SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Connections, Inc.	536,174	105,390,294
Wheaton Precious Metals Corp.	938,416	81,157,167
		4,303,766,770

Denmark 1.9%
AP Moller - Maersk AS, Class A	6,222	11,116,886
AP Moller - Maersk AS, Class B	8,336	15,077,938
Carlsberg AS, Class B	192,333	27,491,406
Coloplast AS, Class B	258,372	24,992,770
Danske Bank AS	1,358,345	51,908,904
Demant AS *	193,248	7,558,458
DSV AS	400,128	94,265,973
Genmab AS *	131,588	27,626,321
H Lundbeck AS (a)	618,840	3,422,539
H Lundbeck AS, Class A	14,018	64,428
Novo Nordisk AS, Class B	6,670,732	460,552,840
Novonesis Novozymes B, Class B	718,401	50,490,063
Orsted AS *	345,605	14,111,908
Pandora AS	161,760	29,455,669
Rockwool AS, B Shares	163,694	7,756,516
Tryg AS	716,657	18,410,638
Vestas Wind Systems AS	2,119,869	33,439,778
Zealand Pharma AS *	144,988	10,006,781
		887,749,816

Finland 0.9%
Elisa OYJ	299,541	15,778,506
Fortum OYJ	921,798	15,906,366
Kesko OYJ, B Shares	574,266	13,886,230
Kone OYJ, B Shares	676,477	42,115,515
Metso OYJ	1,354,122	16,341,153
Neste OYJ	937,065	10,052,942
Nokia OYJ	10,635,163	55,248,666
Nordea Bank Abp	6,917,731	100,248,093
Orion OYJ, B Shares	224,734	15,243,978
Sampo OYJ, A Shares	5,079,202	54,178,893
Stora Enso OYJ, R Shares	1,213,078	12,264,873
UPM-Kymmene OYJ	1,083,071	29,988,888
Valmet OYJ	355,146	11,583,350
Wartsila OYJ Abp	1,000,137	20,017,205
		412,854,658

France 8.8%
Accor SA	477,390	25,336,497
Aeroports de Paris SA	69,951	9,378,545
Air Liquide SA	1,179,699	244,279,868
Airbus SE	1,222,669	224,972,773
Alstom SA *	738,821	16,695,255
Amundi SA	111,521	9,096,515
Arkema SA	122,280	8,731,678
AXA SA	3,546,224	167,113,113
Ayvens SA	373,802	3,802,255
BioMerieux	83,856	11,242,831
BNP Paribas SA	2,089,371	182,972,924
Bollore SE	1,511,048	9,606,339
Bouygues SA	385,876	16,817,348
Bureau Veritas SA	618,310	21,114,254
Capgemini SE	331,727	55,076,753
Carrefour SA	1,095,479	16,372,559
Cie de Saint-Gobain SA	953,088	106,944,233
Cie Generale des Etablissements Michelin SCA	1,450,840	55,473,202
Covivio SA	119,409	7,157,521
Credit Agricole SA	2,102,210	38,435,139
Danone SA	1,304,286	111,407,198
Dassault Aviation SA	39,087	14,146,281

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dassault Systemes SE	1,388,921	52,033,509
Edenred SE	511,596	15,971,712
Eiffage SA	158,069	21,731,139
Engie SA	3,665,967	79,011,587
EssilorLuxottica SA	638,465	177,362,865
Eurazeo SE	93,487	6,532,372
Eurofins Scientific SE	262,523	17,506,242
Euronext NV	159,822	26,018,206
FDJ UNITED	197,619	7,255,383
Gecina SA	108,092	11,890,742
Getlink SE *	744,449	14,240,541
Hermes International SCA	70,497	194,317,069
Ipsen SA *	75,049	8,835,178
Kering SA	150,000	29,350,762
Klepierre SA	438,902	17,170,165
Legrand SA	525,275	63,776,275
L'Oreal SA	481,413	203,525,635
LVMH Moet Hennessy Louis Vuitton SE	513,620	278,861,486
Orange SA	4,015,812	59,881,833
Pernod Ricard SA	402,956	41,637,638
Publicis Groupe SA	470,277	51,188,617
Renault SA	395,863	20,393,935
Rexel SA	469,295	13,175,335
Safran SA	715,037	212,190,399
Sanofi SA	2,295,013	228,025,854
Sartorius Stedim Biotech	54,546	12,013,133
Schneider Electric SE	1,107,784	278,372,447
SCOR SE	364,265	11,975,885
SEB SA	50,217	4,982,575
Societe Generale SA	1,523,050	82,734,707
Sodexo SA	181,507	12,538,500
STMicroelectronics NV	1,366,676	34,296,336
Teleperformance SE	122,203	12,352,608
Thales SA	184,336	55,958,130
TotalEnergies SE	4,029,353	236,309,592
Unibail-Rodamco-Westfield *	221,932	21,027,611
Veolia Environnement SA	1,318,506	45,324,144
Vinci SA	1,012,577	144,668,144
Vivendi SE *	1,345,447	4,534,907
Wendel SE	53,907	5,241,603
		4,170,387,882

Germany 8.3%
adidas AG	359,713	89,635,963
Allianz SE	800,606	316,929,321
BASF SE	1,858,368	89,451,825
Bayer AG	2,062,229	57,908,249
Bayerische Motoren Werke AG	593,302	52,603,965
Bechtle AG	160,563	6,995,876
Beiersdorf AG	208,187	28,514,947
Brenntag SE	263,219	17,821,592
Carl Zeiss Meditec AG, Bearer Shares	83,803	5,413,317
Commerzbank AG	1,855,511	56,432,317
Continental AG	251,742	22,091,581
Covestro AG *	353,320	24,266,952
CTS Eventim AG & Co. KGaA	124,775	15,114,147
Daimler Truck Holding AG	1,065,688	46,227,323
Delivery Hero SE *	445,485	12,329,868
Deutsche Bank AG	3,914,445	108,252,793
Deutsche Boerse AG	385,591	124,099,943
Deutsche Lufthansa AG	1,549,529	12,394,642
Deutsche Post AG	2,030,891	90,770,277
Deutsche Telekom AG	6,855,474	259,007,558
Deutsche Wohnen SE	97,078	2,523,759
DWS Group GmbH & Co. KGaA	63,450	3,559,803
E.ON SE	4,649,846	81,450,945
SECURITY	NUMBER OF SHARES	VALUE ($)
Evonik Industries AG	516,183	11,169,101
Fielmann Group AG	47,196	3,000,439
Fraport AG Frankfurt Airport Services Worldwide *	69,336	4,809,408
Fresenius Medical Care AG	458,084	26,012,401
Fresenius SE & Co. KGaA	859,243	42,120,185
FUCHS SE	57,571	2,189,476
GEA Group AG	314,681	21,041,536
Hannover Rueck SE	124,633	39,390,719
Heidelberg Materials AG	266,808	52,234,047
Henkel AG & Co. KGaA	213,500	15,657,486
HOCHTIEF AG	40,732	7,491,045
Infineon Technologies AG	2,685,466	104,493,374
KION Group AG	142,197	6,602,454
Knorr-Bremse AG	129,949	13,129,693
LEG Immobilien SE (a)	154,767	13,133,522
Mercedes-Benz Group AG	1,616,459	96,507,151
Merck KGaA	270,496	35,467,817
MTU Aero Engines AG	111,704	44,447,607
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	274,511	178,070,353
Nemetschek SE	115,378	16,019,210
Puma SE	213,718	5,531,814
Qiagen NV *	442,075	19,949,165
Rational AG	9,765	8,020,518
Rheinmetall AG	90,613	193,907,004
RTL Group SA (a)	102,959	3,944,843
RWE AG	1,527,644	57,455,979
SAP SE	2,286,605	690,241,581
Sartorius AG	4,640	909,181
Scout24 SE	153,870	20,944,248
Siemens AG	1,546,665	371,889,439
Siemens Energy AG *	1,395,989	135,500,140
Siemens Healthineers AG	640,619	33,875,907
Symrise AG	272,404	32,486,369
Talanx AG	127,235	16,509,901
Traton SE	147,651	5,216,361
Volkswagen AG	59,408	6,541,966
Vonovia SE (a)	1,462,431	47,864,294
Wacker Chemie AG (a)	39,814	2,827,188
Zalando SE *	462,924	16,528,064
		3,926,927,949

Hong Kong 1.8%
AAC Technologies Holdings, Inc.	1,516,372	7,048,576
AIA Group Ltd.	22,470,758	188,126,743
ASMPT Ltd.	686,416	4,630,641
Bank of East Asia Ltd.	2,764,303	3,891,821
BOC Aviation Ltd.	408,499	3,305,375
BOC Hong Kong Holdings Ltd.	7,392,337	31,203,825
Brightoil Petroleum Holdings Ltd. *(b)	2,936,732	0
Budweiser Brewing Co. APAC Ltd.	3,330,254	3,473,991
Cathay Pacific Airways Ltd.	1,959,389	2,638,655
Champion REIT (a)	3,840,122	984,326
Chow Tai Fook Jewellery Group Ltd.	4,183,073	5,963,968
CK Asset Holdings Ltd.	4,062,120	16,835,817
CK Hutchison Holdings Ltd.	5,582,577	31,431,385
CK Infrastructure Holdings Ltd.	1,305,682	8,450,289
CLP Holdings Ltd.	3,437,992	29,177,697
CTF Services Ltd.	1,811,911	1,679,846
Dah Sing Banking Group Ltd.	667,089	757,132
DFI Retail Group Holdings Ltd.	622,211	1,717,302
ESR Group Ltd.	5,563,615	9,095,848
First Pacific Co. Ltd.	4,368,259	3,002,584
FIT Hon Teng Ltd. *	2,218,882	580,078
Galaxy Entertainment Group Ltd.	4,452,685	18,965,597

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hang Lung Group Ltd.	1,741,693	2,500,968
Hang Lung Properties Ltd.	3,643,517	2,880,783
Hang Seng Bank Ltd.	1,486,666	20,816,793
Henderson Land Development Co. Ltd.	2,884,300	9,030,047
Hong Kong & China Gas Co. Ltd.	22,508,552	19,805,907
Hong Kong Exchanges & Clearing Ltd.	2,487,859	125,573,974
Hongkong Land Holdings Ltd.	2,181,977	11,280,821
HUTCHMED China Ltd. *	978,174	2,800,468
Hysan Development Co. Ltd.	1,222,541	2,011,181
Jardine Matheson Holdings Ltd.	406,299	18,080,305
Johnson Electric Holdings Ltd.	697,261	1,867,294
Kerry Properties Ltd.	1,186,073	2,849,643
KLN Logistics Group Ltd.	566,138	567,470
Lenovo Group Ltd.	16,230,924	18,711,550
Link REIT	5,405,126	28,709,056
Man Wah Holdings Ltd.	3,007,392	1,595,444
MGM China Holdings Ltd.	1,461,906	2,076,838
MMG Ltd. *	7,018,301	2,604,492
MTR Corp. Ltd.	3,153,373	11,018,538
NagaCorp Ltd. *	2,803,723	1,330,075
New World Development Co. Ltd. *(a)	2,792,259	1,705,648
Nexteer Automotive Group Ltd.	1,618,527	1,190,951
Orient Overseas International Ltd.	259,088	4,463,759
PCCW Ltd.	8,312,165	5,533,281
Power Assets Holdings Ltd.	2,825,501	17,890,101
PRADA SpA	1,127,338	7,375,129
Samsonite Group SA	2,780,868	5,241,467
Sands China Ltd. *	5,063,588	9,957,282
Shangri-La Asia Ltd. (a)	2,193,732	1,228,135
Shenzhou International Group Holdings Ltd.	1,562,176	11,385,295
Sino Land Co. Ltd.	7,389,571	7,463,499
SITC International Holdings Co. Ltd.	2,547,044	8,136,587
SJM Holdings Ltd. *	4,634,802	1,371,252
Sun Hung Kai Properties Ltd.	2,978,189	31,997,810
Super Hi International Holding Ltd. *	607,758	1,243,177
Swire Pacific Ltd., A Shares	857,987	7,314,425
Swire Pacific Ltd., B Shares	1,631,526	2,192,970
Swire Properties Ltd.	2,036,186	4,466,260
Techtronic Industries Co. Ltd.	2,969,954	33,272,817
United Energy Group Ltd.	14,868,219	891,158
VTech Holdings Ltd.	326,051	2,170,472
WH Group Ltd.	16,686,415	15,406,348
Wharf Holdings Ltd.	2,126,483	5,654,134
Wharf Real Estate Investment Co. Ltd.	3,353,270	8,407,176
Wynn Macau Ltd.	2,924,509	1,969,178
Xinyi Glass Holdings Ltd. (a)	4,189,217	3,996,065
Yue Yuen Industrial Holdings Ltd.	1,444,607	2,177,536
		863,175,055

Ireland 0.3%
AIB Group PLC	4,195,415	32,958,896
Bank of Ireland Group PLC	2,091,165	28,677,868
Glanbia PLC	411,160	5,974,650
Kerry Group PLC, Class A	350,431	38,270,948
Kingspan Group PLC	318,967	27,339,108
		133,221,470

Israel 0.7%
Airport City Ltd. *	142,952	2,237,414
Amot Investments Ltd.	430,157	2,394,549
Azrieli Group Ltd.	70,986	5,418,024
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank Hapoalim BM	2,800,406	46,862,427
Bank Leumi Le-Israel BM	3,116,464	50,158,851
Bezeq The Israeli Telecommunication Corp. Ltd.	4,610,182	7,188,119
Big Shopping Centers Ltd. *	33,846	5,452,253
Camtek Ltd. *	56,184	3,807,705
Delek Group Ltd.	20,160	3,550,048
Elbit Systems Ltd.	50,942	20,396,197
Energix-Renewable Energies Ltd.	520,346	1,653,089
Enlight Renewable Energy Ltd. *	228,654	4,464,382
Fattal Holdings 1998 Ltd. *	13,041	1,973,298
First International Bank of Israel Ltd.	117,702	7,391,598
Gav-Yam Lands Corp. Ltd.	83,241	753,607
Harel Insurance Investments & Financial Services Ltd.	261,550	5,306,585
ICL Group Ltd.	1,437,626	9,457,125
Israel Corp. Ltd.	9,081	2,833,337
Israel Discount Bank Ltd., A Shares	2,590,521	22,010,021
Melisron Ltd.	46,416	4,331,448
Menora Mivtachim Holdings Ltd.	52,219	3,044,866
Mivne Real Estate KD Ltd.	1,306,742	3,988,011
Mizrahi Tefahot Bank Ltd.	312,227	17,850,922
Nice Ltd. *	129,396	21,774,665
Nova Ltd. *	59,380	12,461,001
Phoenix Financial Ltd.	507,957	12,240,102
Shapir Engineering & Industry Ltd.	300,717	2,319,156
Shufersal Ltd.	384,071	3,844,912
Strauss Group Ltd.	93,452	2,278,443
Teva Pharmaceutical Industries Ltd. *	2,373,783	41,922,229
Tower Semiconductor Ltd. *	236,364	9,718,787
		339,083,171

Italy 2.8%
A2A SpA	3,314,187	8,593,394
Amplifon SpA	285,050	6,546,491
Banca Mediolanum SpA	514,702	8,548,537
Banca Monte dei Paschi di Siena SpA	2,159,558	17,825,867
Banco BPM SpA	3,160,738	36,276,993
BPER Banca SpA	2,180,408	19,337,113
Brunello Cucinelli SpA	67,519	8,312,797
Buzzi SpA	187,753	9,638,492
Davide Campari-Milano NV	989,478	6,452,265
DiaSorin SpA	41,302	4,283,698
Enel SpA	16,155,198	148,280,466
Eni SpA	4,371,254	64,373,128
Ferrari NV	257,342	123,110,993
FinecoBank Banca Fineco SpA	1,260,633	27,220,169
Generali	2,577,487	93,781,279
Hera SpA	1,786,312	8,866,028
Infrastrutture Wireless Italiane SpA	703,710	8,252,503
Interpump Group SpA	155,107	6,046,768
Intesa Sanpaolo SpA	32,727,361	182,424,898
Italgas SpA	969,806	7,960,032
Leonardo SpA	841,646	51,806,065
Mediobanca Banca di Credito Finanziario SpA (a)	1,123,491	26,682,278
Moncler SpA	511,209	31,954,081
Nexi SpA	1,631,049	9,806,333
Pirelli & C SpA	824,526	5,897,073
Poste Italiane SpA	913,012	19,807,461
Prysmian SpA	602,036	38,683,924
Recordati Industria Chimica e Farmaceutica SpA	224,890	13,480,180
Reply SpA	43,502	7,333,770
Snam SpA	4,803,332	28,715,415
Stellantis NV	4,326,299	44,030,991

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecom Italia SpA *	20,796,226	8,886,398
Tenaris SA	786,083	13,180,762
Terna - Rete Elettrica Nazionale	2,979,808	30,303,373
UniCredit SpA	3,262,782	209,502,442
Unipol Assicurazioni SpA	771,924	15,099,114
		1,351,301,571

Japan 21.4%
ABC-Mart, Inc.	151,411	2,948,577
Acom Co. Ltd.	768,271	2,204,263
Activia Properties, Inc.	4,221	3,366,971
Advance Residence Investment Corp.	5,362	5,503,394
Advantest Corp.	1,551,099	79,191,561
Aeon Co. Ltd.	1,597,948	49,113,964
AEON Financial Service Co. Ltd.	224,422	2,042,109
Aeon Mall Co. Ltd.	232,387	4,627,770
AEON REIT Investment Corp.	3,746	3,247,684
AGC, Inc.	355,143	10,538,981
Aica Kogyo Co. Ltd.	105,066	2,650,405
Air Water, Inc.	358,841	5,020,964
Aisin Corp.	1,109,842	14,175,396
Ajinomoto Co., Inc.	1,963,324	49,146,029
Alfresa Holdings Corp.	381,455	5,133,827
Alps Alpine Co. Ltd.	388,894	3,736,800
Amada Co. Ltd.	718,821	7,380,251
Amano Corp.	132,527	3,915,330
ANA Holdings, Inc.	308,789	6,113,934
Aozora Bank Ltd. (a)	284,958	4,139,242
As One Corp.	134,032	2,076,964
Asahi Group Holdings Ltd.	2,996,137	39,576,126
Asahi Intecc Co. Ltd.	446,549	6,942,948
Asahi Kasei Corp.	2,558,624	18,006,741
Asics Corp.	1,281,824	30,940,732
Astellas Pharma, Inc.	3,747,395	37,111,663
Azbil Corp.	1,000,916	8,816,412
Bandai Namco Holdings, Inc.	1,339,733	42,672,392
BayCurrent, Inc.	288,331	15,352,210
Bic Camera, Inc.	285,891	2,976,896
BIPROGY, Inc.	151,758	6,137,840
Bridgestone Corp.	1,160,014	49,963,526
Brother Industries Ltd.	504,898	8,646,197
Calbee, Inc.	140,747	2,776,509
Canon Marketing Japan, Inc.	90,935	3,379,143
Canon, Inc.	1,867,731	57,367,087
Capcom Co. Ltd.	737,895	21,989,317
Casio Computer Co. Ltd.	413,386	2,986,624
Central Japan Railway Co.	1,889,656	41,395,770
Chiba Bank Ltd.	1,329,786	12,109,490
Chubu Electric Power Co., Inc.	1,378,329	16,888,220
Chugai Pharmaceutical Co. Ltd.	1,351,224	71,009,609
Chugin Financial Group, Inc.	331,088	4,013,118
Chugoku Electric Power Co., Inc.	596,471	2,929,134
Coca-Cola Bottlers Japan Holdings, Inc.	277,529	4,581,407
COMSYS Holdings Corp.	214,289	4,930,451
Concordia Financial Group Ltd.	2,145,276	13,781,980
Cosmo Energy Holdings Co. Ltd.	129,518	5,478,002
Cosmos Pharmaceutical Corp.	68,152	4,171,444
Credit Saison Co. Ltd.	281,595	7,696,806
CyberAgent, Inc.	820,716	8,332,575
Dai Nippon Printing Co. Ltd.	916,418	13,537,163
Daicel Corp.	491,491	4,203,194
Daido Steel Co. Ltd.	329,588	2,229,536
Daifuku Co. Ltd.	739,929	19,834,682
Dai-ichi Life Holdings, Inc.	7,295,510	57,056,607
Daiichi Sankyo Co. Ltd.	3,862,239	102,836,011
Daikin Industries Ltd.	589,484	67,754,199
Daito Trust Construction Co. Ltd.	124,393	14,000,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Daiwa House Industry Co. Ltd.	1,206,876	40,740,795
Daiwa House REIT Investment Corp.	4,246	7,059,256
Daiwa Office Investment Corp.	1,186	2,478,111
Daiwa Securities Group, Inc.	2,851,657	19,349,647
Daiwa Securities Living Investments Corp.	3,586	2,338,561
Denka Co. Ltd.	167,692	2,389,955
Denso Corp.	3,767,859	51,219,068
Dentsu Group, Inc.	515,142	11,145,732
Dentsu Soken, Inc.	43,459	2,051,047
Dexerials Corp.	315,475	4,617,507
DIC Corp.	163,658	3,381,022
Disco Corp.	193,508	44,080,585
DMG Mori Co. Ltd.	261,964	5,613,449
Dowa Holdings Co. Ltd.	90,914	2,890,699
East Japan Railway Co.	2,265,024	47,562,443
Ebara Corp.	958,899	15,460,539
Eisai Co. Ltd.	576,749	16,551,631
Electric Power Development Co. Ltd.	327,052	5,492,987
ENEOS Holdings, Inc.	5,646,103	26,818,940
EXEO Group, Inc.	372,934	4,756,818
Ezaki Glico Co. Ltd.	98,392	3,163,245
FANUC Corp.	1,950,960	52,297,815
Fast Retailing Co. Ltd.	375,957	125,974,711
Food & Life Cos. Ltd.	243,838	10,453,459
FP Corp.	87,728	1,788,060
Frontier Real Estate Investment Corp.	4,100	2,341,315
Fuji Electric Co. Ltd.	259,997	11,584,052
Fuji Media Holdings, Inc.	92,473	1,840,552
Fuji Oil Co. Ltd.	91,049	1,868,368
FUJIFILM Holdings Corp.	2,385,111	54,282,578
Fujikura Ltd.	547,308	25,481,237
Fujitec Co. Ltd.	149,349	5,961,747
Fujitsu General Ltd.	111,160	2,157,026
Fujitsu Ltd.	3,612,364	83,064,720
Fukuoka Financial Group, Inc.	350,225	9,606,643
Furukawa Electric Co. Ltd.	127,003	6,053,755
Fuyo General Lease Co. Ltd.	109,593	3,030,431
GLP J-Reit	12,154	10,705,661
GMO internet group, Inc.	109,828	2,670,823
GMO Payment Gateway, Inc.	79,452	4,875,207
Goldwin, Inc.	69,087	3,964,860
GS Yuasa Corp.	191,269	3,500,755
Gunma Bank Ltd.	671,222	5,554,171
Hachijuni Bank Ltd.	890,428	7,244,620
Hakuhodo DY Holdings, Inc.	460,254	3,615,495
Hamamatsu Photonics KK	620,929	6,685,008
Hankyu Hanshin Holdings, Inc.	457,759	12,324,708
Harmonic Drive Systems, Inc.	92,644	2,105,910
Haseko Corp.	511,821	7,445,250
Heiwa Corp.	105,598	1,533,163
Hikari Tsushin, Inc.	60,087	16,381,875
Hino Motors Ltd. *	529,362	1,718,010
Hirogin Holdings, Inc.	572,392	4,956,539
Hirose Electric Co. Ltd.	60,968	7,178,671
Hisamitsu Pharmaceutical Co., Inc.	133,832	3,811,052
Hitachi Construction Machinery Co. Ltd.	235,822	7,195,844
Hitachi Ltd.	9,131,151	256,035,462
Honda Motor Co. Ltd.	9,577,016	97,432,756
Horiba Ltd.	76,631	5,491,282
Hoshizaki Corp.	246,956	9,233,360
House Foods Group, Inc.	139,255	2,645,744
Hoya Corp.	725,046	85,998,561
Hulic Co. Ltd.	1,220,728	12,368,442
Ibiden Co. Ltd.	245,582	10,060,191
Idemitsu Kosan Co. Ltd.	2,445,869	14,941,845
IHI Corp.	270,763	26,242,216

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Iida Group Holdings Co. Ltd.	274,984	3,864,774
Industrial & Infrastructure Fund Investment Corp.	4,971	4,065,130
INFRONEER Holdings, Inc.	427,797	3,493,945
Inpex Corp.	1,721,815	23,286,475
Internet Initiative Japan, Inc.	211,869	4,087,760
Invincible Investment Corp.	16,312	6,929,731
Isetan Mitsukoshi Holdings Ltd.	742,133	11,314,963
Isuzu Motors Ltd.	1,140,021	15,481,279
Ito En Ltd.	110,522	2,424,215
ITOCHU Corp.	2,768,543	148,504,957
Itoham Yonekyu Holdings, Inc.	44,495	1,547,974
Iwatani Corp.	397,776	4,110,219
Iyogin Holdings, Inc.	605,154	6,601,146
Izumi Co. Ltd.	78,995	1,796,747
J Front Retailing Co. Ltd.	490,305	6,908,001
Japan Airlines Co. Ltd.	286,954	5,812,859
Japan Airport Terminal Co. Ltd.	131,703	4,083,573
Japan Exchange Group, Inc.	2,142,254	23,739,313
Japan Hotel REIT Investment Corp.	13,344	6,908,048
Japan Logistics Fund, Inc.	6,162	3,911,703
Japan Metropolitan Fund Invest	14,334	9,794,743
Japan Post Bank Co. Ltd.	3,886,232	41,893,578
Japan Post Holdings Co. Ltd.	3,846,546	37,733,711
Japan Post Insurance Co. Ltd.	417,677	9,193,265
Japan Prime Realty Investment Corp.	1,812	4,514,460
Japan Real Estate Investment Corp.	14,952	12,123,663
Japan Steel Works Ltd.	124,850	5,934,690
Japan Tobacco, Inc.	2,278,468	70,077,556
Jeol Ltd.	103,249	2,896,510
JFE Holdings, Inc.	1,243,608	14,750,581
JGC Holdings Corp.	415,298	3,501,230
JMDC, Inc.	68,448	1,553,060
JTEKT Corp.	449,263	3,536,940
Justsystems Corp.	68,156	1,627,204
Kadokawa Corp.	231,071	5,724,930
Kagome Co. Ltd.	194,610	4,016,415
Kajima Corp.	912,472	22,537,511
Kakaku.com, Inc.	250,534	4,285,096
Kamigumi Co. Ltd.	178,290	4,944,846
Kandenko Co. Ltd.	242,851	5,016,233
Kaneka Corp.	114,649	3,119,387
Kansai Electric Power Co., Inc.	1,958,285	22,270,666
Kansai Paint Co. Ltd.	329,699	4,696,603
Kao Corp.	960,989	43,995,241
Kawasaki Heavy Industries Ltd.	310,661	21,863,283
Kawasaki Kisen Kaisha Ltd.	787,673	11,883,739
KDDI Corp.	6,170,801	106,870,174
KDX Realty Investment Corp.	7,704	8,099,358
Keihan Holdings Co. Ltd.	192,906	4,201,833
Keikyu Corp.	493,515	5,068,708
Keio Corp.	260,393	6,325,080
Keisei Electric Railway Co. Ltd.	901,983	8,657,587
Kewpie Corp.	205,404	4,847,019
Keyence Corp.	388,575	163,568,007
Kikkoman Corp.	1,896,282	17,379,902
Kinden Corp.	275,711	7,482,479
Kintetsu Group Holdings Co. Ltd.	353,386	6,947,961
Kirin Holdings Co. Ltd.	1,607,681	23,085,450
Kobayashi Pharmaceutical Co. Ltd.	116,934	4,269,090
Kobe Bussan Co. Ltd.	306,521	9,665,411
Kobe Steel Ltd.	724,553	8,352,985
Koei Tecmo Holdings Co. Ltd.	290,259	4,811,667
Koito Manufacturing Co. Ltd.	447,681	5,669,892
Kokusai Electric Corp.	248,206	5,163,827
Kokuyo Co. Ltd.	203,623	4,306,853
Komatsu Ltd.	1,836,647	56,285,062
Konami Group Corp.	197,929	26,960,702
Konica Minolta, Inc. *	891,543	2,721,679
SECURITY	NUMBER OF SHARES	VALUE ($)
Kose Corp.	67,321	2,700,865
Kotobuki Spirits Co. Ltd.	182,080	2,943,287
K's Holdings Corp.	291,587	2,804,829
Kubota Corp.	1,871,516	21,575,709
Kuraray Co. Ltd.	608,543	7,738,843
Kurita Water Industries Ltd.	216,039	8,095,380
Kusuri No. Aoki Holdings Co. Ltd.	93,189	2,282,984
Kyocera Corp.	2,739,181	33,438,909
Kyoto Financial Group, Inc.	559,111	9,353,713
Kyowa Kirin Co. Ltd.	544,726	8,884,664
Kyudenko Corp.	98,452	3,625,725
Kyushu Electric Power Co., Inc.	949,611	8,163,779
Kyushu Financial Group, Inc.	739,356	3,751,222
Kyushu Railway Co.	314,819	8,445,645
LaSalle Logiport REIT	3,817	3,552,605
Lasertec Corp.	184,034	18,627,233
Lion Corp.	488,606	5,292,569
Lixil Corp.	509,889	5,742,192
LY Corp.	5,127,064	18,547,610
M3, Inc.	907,063	12,808,073
Mabuchi Motor Co. Ltd.	197,260	2,967,205
Macnica Holdings, Inc.	261,592	3,481,669
Makita Corp.	510,011	15,714,397
Marubeni Corp.	3,278,936	66,921,699
Marui Group Co. Ltd.	360,309	7,374,979
Maruichi Steel Tube Ltd.	119,046	2,868,588
Maruwa Co. Ltd.	15,554	3,786,770
Matsui Securities Co. Ltd.	180,022	874,565
MatsukiyoCocokara & Co.	716,015	14,469,661
Mazda Motor Corp.	1,125,941	7,122,623
McDonald's Holdings Co. Japan Ltd.	182,300	7,719,276
Mebuki Financial Group, Inc.	1,961,595	9,676,450
Medipal Holdings Corp.	422,061	6,600,233
MEIJI Holdings Co. Ltd.	542,568	12,126,420
Mercari, Inc. *	288,036	4,775,814
Minebea Mitsumi, Inc.	757,063	10,669,030
MISUMI Group, Inc.	591,766	7,851,526
Mitsubishi Chemical Group Corp.	2,647,454	14,138,591
Mitsubishi Corp.	7,723,863	157,105,499
Mitsubishi Electric Corp.	4,036,269	81,231,679
Mitsubishi Estate Co. Ltd.	2,441,948	44,694,443
Mitsubishi Gas Chemical Co., Inc.	350,233	5,396,882
Mitsubishi HC Capital, Inc.	1,716,769	12,593,645
Mitsubishi Heavy Industries Ltd.	6,648,631	154,448,949
Mitsubishi Logistics Corp.	602,813	4,877,398
Mitsubishi Materials Corp.	241,515	3,775,163
Mitsubishi Motors Corp.	1,238,573	3,739,882
Mitsubishi UFJ Financial Group, Inc.	23,250,002	326,365,287
Mitsui & Co. Ltd.	5,946,684	124,831,116
Mitsui Chemicals, Inc.	386,572	8,800,645
Mitsui Fudosan Co. Ltd.	5,702,965	54,936,909
Mitsui Fudosan Logistics Park, Inc.	5,854	4,121,878
Mitsui Mining & Smelting Co. Ltd.	108,507	3,722,303
Mitsui OSK Lines Ltd.	651,882	23,153,230
Miura Co. Ltd.	193,034	4,069,506
Mizuho Financial Group, Inc.	5,275,775	146,322,822
Money Forward, Inc. *	87,348	2,777,920
MonotaRO Co. Ltd.	509,661	10,532,653
Mori Hills REIT Investment Corp.	3,850	3,484,598
Morinaga & Co. Ltd.	145,295	2,404,046
Morinaga Milk Industry Co. Ltd.	143,959	3,305,285
MS&AD Insurance Group Holdings, Inc.	2,667,139	63,880,470
Murata Manufacturing Co. Ltd.	3,454,988	51,048,438
Nabtesco Corp.	221,106	3,659,944
Nagase & Co. Ltd.	206,584	3,931,388
Nagoya Railroad Co. Ltd.	384,502	4,339,454
Nankai Electric Railway Co. Ltd.	210,938	3,190,493
NEC Corp.	2,531,335	66,399,411

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nexon Co. Ltd.	855,760	15,490,801
NGK Insulators Ltd.	499,653	6,243,282
NH Foods Ltd.	191,144	6,733,324
NHK Spring Co. Ltd.	313,468	3,483,461
Nichias Corp.	105,057	3,642,539
Nichirei Corp.	405,448	5,227,735
NIDEC Corp.	2,166,742	42,195,121
Nifco, Inc.	163,078	3,918,302
Nihon Kohden Corp.	371,504	4,424,475
Nihon M&A Center Holdings, Inc.	669,543	3,299,574
Nikon Corp.	599,367	6,060,338
Nintendo Co. Ltd.	2,173,785	178,292,702
Nippon Accommodations Fund, Inc.	4,600	3,662,913
Nippon Building Fund, Inc.	15,438	14,079,773
Nippon Electric Glass Co. Ltd.	153,808	3,690,241
Nippon Express Holdings, Inc.	453,286	8,411,056
Nippon Kayaku Co. Ltd.	329,931	2,983,887
Nippon Paint Holdings Co. Ltd.	2,002,344	15,118,707
Nippon Prologis REIT, Inc.	15,693	8,374,240
Nippon Sanso Holdings Corp.	382,784	13,730,829
Nippon Shinyaku Co. Ltd.	100,152	2,471,612
Nippon Shokubai Co. Ltd.	257,255	2,961,298
Nippon Steel Corp.	1,986,409	40,032,415
Nippon Telegraph & Telephone Corp.	58,009,604	64,484,150
Nippon Television Holdings, Inc.	114,596	2,602,523
Nippon Yusen KK	846,859	30,935,194
Nipro Corp.	235,767	2,072,632
Nissan Chemical Corp.	257,189	7,749,803
Nissan Motor Co. Ltd. *	4,563,053	11,665,756
Nisshin Seifun Group, Inc.	510,163	6,153,635
Nissin Foods Holdings Co. Ltd.	455,011	9,655,523
Niterra Co. Ltd.	354,729	11,441,206
Nitori Holdings Co. Ltd.	168,920	16,822,346
Nitto Denko Corp.	1,448,736	26,561,080
NOF Corp.	447,124	7,932,620
NOK Corp.	224,219	3,295,030
Nomura Holdings, Inc.	6,151,335	37,868,470
Nomura Real Estate Holdings, Inc.	1,201,462	7,058,313
Nomura Real Estate Master Fund, Inc.	9,042	9,067,379
Nomura Research Institute Ltd.	868,559	33,575,814
NS Solutions Corp.	131,456	3,525,657
NSK Ltd.	837,077	3,770,168
NTT Data Group Corp.	1,221,243	33,769,428
Obayashi Corp.	1,398,864	21,138,799
OBIC Business Consultants Co. Ltd.	54,623	3,109,038
Obic Co. Ltd.	683,542	24,950,384
Odakyu Electric Railway Co. Ltd.	660,817	7,350,298
Oji Holdings Corp.	1,728,371	8,202,560
OKUMA Corp.	111,560	2,833,552
Olympus Corp.	2,298,664	29,550,724
Omron Corp.	382,684	9,932,095
Ono Pharmaceutical Co. Ltd.	886,550	9,618,449
Open House Group Co. Ltd.	166,725	7,215,757
Oracle Corp. Japan	71,598	8,383,161
Organo Corp.	51,572	2,777,050
Oriental Land Co. Ltd.	2,274,715	50,650,815
ORIX Corp.	2,229,522	47,373,190
Orix JREIT, Inc.	4,864	6,033,861
Osaka Gas Co. Ltd.	742,137	18,890,947
Otsuka Corp.	471,980	9,699,967
Otsuka Holdings Co. Ltd.	933,624	47,556,301
PALTAC Corp.	59,652	1,731,332
Pan Pacific International Holdings Corp.	848,279	27,859,553
Panasonic Holdings Corp.	4,543,252	52,518,413
Park24 Co. Ltd.	252,610	3,517,931
PeptiDream, Inc. *	175,160	2,129,184
Persol Holdings Co. Ltd.	3,976,285	7,437,536
SECURITY	NUMBER OF SHARES	VALUE ($)
Pola Orbis Holdings, Inc.	148,192	1,408,540
Rakus Co. Ltd.	185,623	2,871,274
Rakuten Bank Ltd. *	193,099	10,102,251
Rakuten Group, Inc. *	2,921,109	16,166,864
Recruit Holdings Co. Ltd.	2,954,029	177,882,518
Relo Group, Inc.	203,448	2,427,220
Renesas Electronics Corp.	3,397,221	41,978,205
Rengo Co. Ltd.	420,914	2,172,318
Resona Holdings, Inc.	4,523,608	40,111,968
Resonac Holdings Corp.	386,255	8,515,036
Resorttrust, Inc.	251,192	2,845,375
Ricoh Co. Ltd.	1,124,210	10,521,817
Rinnai Corp.	244,426	6,106,627
Rohm Co. Ltd.	648,420	7,041,645
Rohto Pharmaceutical Co. Ltd.	411,416	5,806,498
Rorze Corp.	200,474	2,298,654
Ryohin Keikaku Co. Ltd.	505,999	19,427,107
Sankyo Co. Ltd.	333,645	5,819,914
Sankyu, Inc.	94,670	4,556,521
Sanrio Co. Ltd.	421,170	18,511,107
Santen Pharmaceutical Co. Ltd.	673,934	7,486,858
Sanwa Holdings Corp.	406,733	14,057,157
Sapporo Holdings Ltd.	130,361	6,646,563
Sawai Group Holdings Co. Ltd.	228,979	2,834,963
SBI Holdings, Inc.	561,193	17,069,726
SBI Sumishin Net Bank Ltd.	84,201	2,733,856
SCREEN Holdings Co. Ltd.	176,256	12,642,500
SCSK Corp.	298,350	9,079,004
Secom Co. Ltd.	843,440	30,792,764
Sega Sammy Holdings, Inc.	355,849	6,733,745
Seibu Holdings, Inc.	391,153	10,341,652
Seiko Epson Corp.	593,894	7,805,676
Seino Holdings Co. Ltd.	269,891	4,054,117
Sekisui Chemical Co. Ltd.	816,032	14,194,811
Sekisui House Ltd.	1,117,971	25,436,077
Sekisui House Reit, Inc.	8,241	4,403,348
Seven & i Holdings Co. Ltd.	4,788,783	72,215,890
Seven Bank Ltd.	1,334,798	2,561,458
SG Holdings Co. Ltd.	912,281	8,886,039
Sharp Corp. *	408,196	2,093,668
SHIFT, Inc. *	401,758	4,658,104
Shikoku Electric Power Co., Inc.	309,652	2,513,998
Shimadzu Corp.	522,155	12,639,990
Shimamura Co. Ltd.	86,668	6,009,310
Shimano, Inc.	183,876	26,206,105
Shimizu Corp.	1,075,572	11,840,647
Shin-Etsu Chemical Co. Ltd.	3,942,101	126,790,885
Shionogi & Co. Ltd.	1,576,645	26,311,107
Ship Healthcare Holdings, Inc.	154,630	1,997,507
Shiseido Co. Ltd.	822,457	13,280,604
Shizuoka Financial Group, Inc.	955,014	11,188,545
SHO-BOND Holdings Co. Ltd.	87,721	2,977,632
Skylark Holdings Co. Ltd.	481,450	10,620,294
SMC Corp.	115,756	43,440,087
Socionext, Inc.	390,818	5,804,241
SoftBank Corp.	56,698,113	86,995,130
SoftBank Group Corp.	2,143,324	113,096,566
Sohgo Security Services Co. Ltd.	854,699	5,941,045
Sojitz Corp.	448,578	11,092,043
Sompo Holdings, Inc.	1,954,248	59,414,990
Sony Group Corp.	12,332,447	325,628,907
Sotetsu Holdings, Inc.	149,607	2,232,259
Square Enix Holdings Co. Ltd.	168,349	10,587,804
Stanley Electric Co. Ltd.	290,939	5,605,256
Subaru Corp.	1,221,034	22,669,878
Sugi Holdings Co. Ltd.	199,647	4,383,254
SUMCO Corp.	664,513	4,525,569
Sumitomo Bakelite Co. Ltd.	127,743	3,491,586
Sumitomo Chemical Co. Ltd.	3,381,817	8,127,892

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Corp.	2,435,854	62,493,721
Sumitomo Electric Industries Ltd.	1,548,730	32,585,636
Sumitomo Forestry Co. Ltd.	289,943	8,457,466
Sumitomo Heavy Industries Ltd.	222,398	4,677,764
Sumitomo Metal Mining Co. Ltd.	492,759	11,334,191
Sumitomo Mitsui Financial Group, Inc.	7,667,207	196,601,864
Sumitomo Mitsui Trust Group, Inc.	1,439,973	39,149,063
Sumitomo Realty & Development Co. Ltd.	890,169	34,269,301
Sumitomo Rubber Industries Ltd.	348,519	4,348,789
Sundrug Co. Ltd.	129,640	4,034,882
Suntory Beverage & Food Ltd.	246,654	8,018,670
Suzuken Co. Ltd.	162,037	5,966,268
Suzuki Motor Corp.	3,717,732	47,729,294
Sysmex Corp.	1,222,541	20,609,383
T&D Holdings, Inc.	1,076,988	24,735,010
Taiheiyo Cement Corp.	222,330	5,714,834
Taisei Corp.	343,138	19,150,285
Taiyo Yuden Co. Ltd.	240,900	4,053,538
Takara Holdings, Inc.	343,590	3,041,936
Takasago Thermal Engineering Co. Ltd.	134,812	6,212,965
Takashimaya Co. Ltd.	636,595	5,088,966
Takeda Pharmaceutical Co. Ltd.	3,213,870	96,085,347
TBS Holdings, Inc.	66,613	2,137,414
TDK Corp.	3,914,593	43,406,555
TechnoPro Holdings, Inc.	213,235	5,828,330
Teijin Ltd.	360,760	2,898,931
Terumo Corp.	2,955,371	54,501,142
THK Co. Ltd.	268,002	7,349,416
TIS, Inc.	451,218	14,847,244
Tobu Railway Co. Ltd.	399,528	7,067,433
Toda Corp.	469,168	2,910,698
Toei Animation Co. Ltd.	100,488	2,176,271
Toho Co. Ltd.	221,294	11,678,532
Toho Gas Co. Ltd.	175,028	4,891,978
Tohoku Electric Power Co., Inc.	1,039,446	7,225,228
Tokai Carbon Co. Ltd.	383,380	2,755,224
Tokio Marine Holdings, Inc.	3,904,856	165,400,602
Tokyo Century Corp.	487,123	5,175,228
Tokyo Electric Power Co. Holdings, Inc. *	2,989,441	8,235,232
Tokyo Electron Ltd.	914,683	145,796,521
Tokyo Gas Co. Ltd.	750,550	25,201,253
Tokyo Ohka Kogyo Co. Ltd.	215,908	5,602,131
Tokyo Seimitsu Co. Ltd.	87,480	4,877,346
Tokyo Tatemono Co. Ltd.	389,498	6,934,546
Tokyu Corp.	1,036,985	12,590,857
Tokyu Fudosan Holdings Corp.	1,187,158	8,688,027
Tomy Co. Ltd.	181,368	3,852,475
TOPPAN Holdings, Inc.	561,081	14,970,455
Toray Industries, Inc.	3,116,133	21,554,540
Toridoll Holdings Corp.	83,378	2,395,106
Tosoh Corp.	544,866	8,075,096
TOTO Ltd.	309,314	7,937,834
Toyo Seikan Group Holdings Ltd.	283,003	5,559,250
Toyo Suisan Kaisha Ltd.	198,730	13,207,808
Toyo Tire Corp.	198,648	4,125,909
Toyoda Gosei Co. Ltd.	146,019	2,839,525
Toyota Boshoku Corp.	121,686	1,737,227
Toyota Industries Corp.	332,001	41,679,879
Toyota Motor Corp.	24,094,375	462,367,541
Toyota Tsusho Corp.	1,402,320	29,835,562
Trend Micro, Inc.	278,747	20,911,579
TS Tech Co. Ltd.	182,044	2,036,238
Tsumura & Co.	131,894	3,119,680
Tsuruha Holdings, Inc.	86,231	6,755,892
UBE Corp.	195,660	3,068,565
SECURITY	NUMBER OF SHARES	VALUE ($)
Ulvac, Inc.	94,568	3,299,836
Unicharm Corp.	2,588,987	20,588,812
United Urban Investment Corp. (a)	4,932	5,168,013
Ushio, Inc.	203,853	2,522,468
USS Co. Ltd.	803,961	8,719,630
Welcia Holdings Co. Ltd.	195,202	3,459,105
West Japan Railway Co.	909,975	19,669,511
Workman Co. Ltd. (a)	85,227	3,254,449
Yakult Honsha Co. Ltd.	594,158	12,019,455
Yamada Holdings Co. Ltd.	1,139,715	3,422,423
Yamaguchi Financial Group, Inc.	399,770	4,249,954
Yamaha Corp.	790,076	5,532,914
Yamaha Motor Co. Ltd.	1,802,803	13,868,196
Yamato Holdings Co. Ltd.	557,992	7,745,646
Yamato Kogyo Co. Ltd.	64,997	3,852,658
Yamazaki Baking Co. Ltd.	274,816	6,199,287
Yaoko Co. Ltd.	43,347	2,814,799
Yaskawa Electric Corp.	529,701	12,525,311
Yokogawa Electric Corp.	476,322	11,715,352
Yokohama Rubber Co. Ltd.	260,653	6,578,871
Zenkoku Hosho Co. Ltd.	259,059	5,737,916
Zensho Holdings Co. Ltd.	188,723	10,331,079
Zeon Corp.	366,617	3,695,516
ZOZO, Inc.	873,591	9,468,771
		10,174,021,856

Netherlands 3.6%
Aalberts NV	189,934	6,628,240
ABN AMRO Bank NV, GDR	1,040,703	26,901,808
Adyen NV *	62,502	119,886,270
Aegon Ltd.	2,756,677	19,734,743
Akzo Nobel NV	360,297	24,525,276
ArcelorMittal SA	1,008,049	30,578,046
ASM International NV	95,490	51,991,063
ASML Holding NV	811,148	602,147,754
ASR Nederland NV	303,936	19,488,053
BE Semiconductor Industries NV	160,298	19,389,794
CTP NV	273,893	5,211,306
CVC Capital Partners PLC	447,730	8,320,636
DSM-Firmenich AG	379,722	42,254,415
EXOR NV	193,704	18,647,734
Havas NV *	1,345,447	2,354,516
Heineken Holding NV	270,105	21,035,283
Heineken NV	573,558	51,061,764
IMCD NV	123,237	16,718,629
ING Groep NV, Series N	6,116,305	129,705,275
InPost SA *	494,949	8,136,182
JDE Peet's NV	313,200	8,611,673
Koninklijke Ahold Delhaize NV	1,871,280	78,984,122
Koninklijke KPN NV (a)	7,847,815	36,866,412
Koninklijke Philips NV	1,676,251	38,535,031
Koninklijke Vopak NV	128,082	5,868,551
NN Group NV	551,741	34,713,101
Prosus NV *	2,636,616	135,293,505
Randstad NV	216,732	9,093,826
Universal Music Group NV	1,660,442	53,082,087
Wolters Kluwer NV	495,607	87,940,320
		1,713,705,415

New Zealand 0.2%
Air New Zealand Ltd.	2,927,171	1,048,600
Auckland International Airport Ltd.	3,527,921	15,902,903
Contact Energy Ltd.	1,668,275	9,123,757
EBOS Group Ltd.	328,360	7,263,552
Fisher & Paykel Healthcare Corp. Ltd.	1,158,925	25,255,664
Fletcher Building Ltd. *	2,425,590	4,547,342
Infratil Ltd.	2,044,534	12,872,163

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mainfreight Ltd.	158,929	6,670,664
Mercury NZ Ltd.	1,434,001	5,059,965
Meridian Energy Ltd.	2,511,455	8,232,057
Ryman Healthcare Ltd. *	1,579,171	1,979,972
Spark New Zealand Ltd.	4,132,181	5,501,673
		103,458,312

Norway 0.5%
Aker ASA, A Shares	46,909	2,759,312
Aker BP ASA	638,706	14,690,585
DNB Bank ASA	2,026,803	54,215,242
Equinor ASA	1,707,051	40,014,947
Gjensidige Forsikring ASA	339,911	8,596,625
Kongsberg Gruppen ASA	153,899	27,082,934
Mowi ASA	918,220	17,129,310
Norsk Hydro ASA	2,630,724	14,408,648
Orkla ASA	1,477,242	16,713,974
Salmar ASA	141,639	6,307,605
Telenor ASA	1,238,761	18,986,701
Var Energi ASA	1,804,818	5,234,019
Vend Marketplaces ASA, A Shares	152,543	5,094,148
Vend Marketplaces ASA, B Shares	188,892	5,990,027
Yara International ASA	345,315	12,369,916
		249,593,993

Poland 0.3%
Allegro.eu SA *	1,221,986	11,240,685
Bank Polska Kasa Opieki SA	372,584	18,337,913
Dino Polska SA *	103,758	15,228,905
KGHM Polska Miedz SA	269,714	8,852,292
LPP SA	2,720	10,474,530
mBank SA *	25,014	5,477,689
ORLEN SA	1,184,352	23,259,736
Powszechna Kasa Oszczednosci Bank Polski SA	1,870,897	37,612,297
Powszechny Zaklad Ubezpieczen SA	1,182,702	19,323,472
Santander Bank Polska SA	76,682	10,251,435
		160,058,954

Portugal 0.1%
Banco Comercial Portugues SA, Class R	15,747,825	12,264,118
EDP Renovaveis SA	578,379	5,804,388
EDP SA	6,159,316	24,543,203
Galp Energia SGPS SA	883,581	14,088,337
Jeronimo Martins SGPS SA	588,129	14,795,648
		71,495,694

Republic of Korea 3.6%
Alteogen, Inc. *	91,823	21,962,448
Amorepacific Corp.	58,581	5,676,799
Amorepacific Holdings Corp.	48,956	929,657
BGF retail Co. Ltd.	15,182	1,127,894
BNK Financial Group, Inc.	727,232	5,829,663
Celltrion Pharm, Inc. *	41,879	1,488,849
Celltrion, Inc.	320,450	37,393,962
Cheil Worldwide, Inc.	131,802	1,753,921
CJ CheilJedang Corp.	15,010	2,518,529
CJ Corp.	24,335	2,404,045
CJ Logistics Corp.	14,934	870,257
CosmoAM&T Co. Ltd. *	48,636	1,154,475
Coway Co. Ltd.	121,864	7,852,221
DB Insurance Co. Ltd.	100,464	7,317,991
Dongsuh Cos., Inc.	60,288	1,136,108
Doosan Bobcat, Inc.	93,840	3,196,695
SECURITY	NUMBER OF SHARES	VALUE ($)
Doosan Enerbility Co. Ltd. *	886,908	25,938,057
Ecopro BM Co. Ltd. *	92,278	5,999,374
Ecopro Co. Ltd.	203,387	6,309,316
Ecopro Materials Co. Ltd. *	69,762	2,280,399
E-MART, Inc.	37,074	2,453,328
F&F Co. Ltd.	29,158	1,595,585
Green Cross Corp.	9,103	839,242
GS Engineering & Construction Corp.	121,365	1,992,402
GS Holdings Corp.	105,135	3,318,569
GS P&L Co. Ltd. *	13,969	306,777
GS Retail Co. Ltd.	59,153	657,684
Hana Financial Group, Inc.	540,960	28,504,597
Hanjin Kal Corp.	75,301	7,711,844
Hankook Tire & Technology Co. Ltd.	141,216	3,940,578
Hanmi Pharm Co. Ltd.	14,448	3,261,979
Hanmi Science Co. Ltd.	47,124	1,209,096
Hanmi Semiconductor Co. Ltd.	88,680	5,167,697
Hanon Systems *	315,077	689,666
Hanwha Aerospace Co. Ltd.	65,291	38,378,634
Hanwha Corp.	70,795	3,874,047
Hanwha Life Insurance Co. Ltd. *	664,592	1,423,403
Hanwha Ocean Co. Ltd. *	212,857	12,033,664
Hanwha Solutions Corp.	247,058	5,336,181
Hanwha Vision Co. Ltd. *	93,271	3,522,084
HD Hyundai Co. Ltd.	94,705	7,667,282
HD Hyundai Electric Co. Ltd.	44,654	12,266,338
HD Hyundai Heavy Industries Co. Ltd.	46,374	13,629,526
HD Hyundai Marine Solution Co. Ltd.	13,512	1,760,859
HD Hyundai Mipo	47,511	6,663,317
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	88,558	20,315,001
Hite Jinro Co. Ltd.	59,855	876,329
HL Mando Co. Ltd.	62,458	1,525,574
HLB, Inc. *	240,455	9,515,723
HMM Co. Ltd.	629,120	9,712,442
Hotel Shilla Co. Ltd. *	59,226	2,129,165
HYBE Co. Ltd. *	44,655	8,609,285
Hyundai Autoever Corp.	13,768	1,430,986
Hyundai Engineering & Construction Co. Ltd.	141,570	6,546,471
Hyundai Glovis Co. Ltd.	80,055	6,579,863
Hyundai Marine & Fire Insurance Co. Ltd. *	108,270	1,910,832
Hyundai Mobis Co. Ltd.	125,001	22,921,833
Hyundai Motor Co.	287,279	38,582,879
Hyundai Steel Co.	187,826	3,839,018
iM Financial Group Co. Ltd.	303,668	2,458,485
Industrial Bank of Korea	620,835	7,082,658
Kakao Corp.	683,505	21,153,630
Kakao Games Corp. *	77,778	912,681
KakaoBank Corp.	466,120	7,939,277
Kakaopay Corp. *	82,014	2,249,931
Kangwon Land, Inc.	203,550	2,513,947
KB Financial Group, Inc.	693,129	52,397,880
KCC Corp.	6,882	1,533,823
KEPCO Plant Service & Engineering Co. Ltd.	40,400	1,264,971
Kia Corp.	522,682	33,868,066
Korea Aerospace Industries Ltd.	152,142	9,218,722
Korea Electric Power Corp.	551,774	12,137,668
Korea Gas Corp.	48,753	1,461,141
Korea Investment Holdings Co. Ltd.	70,852	5,546,145
Korea Zinc Co. Ltd.	16,796	8,898,946
Korean Air Lines Co. Ltd.	401,703	6,550,930
Krafton, Inc. *	72,226	19,316,804
KT&G Corp.	212,204	18,487,295
Kumho Petrochemical Co. Ltd.	31,337	2,623,341

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
L&F Co. Ltd. *	47,264	1,959,485
LG Chem Ltd.	97,294	13,913,247
LG Corp.	173,332	8,919,745
LG Display Co. Ltd. *	664,736	4,148,276
LG Electronics, Inc.	221,760	11,427,945
LG Energy Solution Ltd. *	81,424	16,878,498
LG H&H Co. Ltd.	20,356	4,809,782
LG Innotek Co. Ltd.	26,419	2,774,598
LG Uplus Corp.	407,242	3,778,138
Lotte Chemical Corp.	35,094	1,518,527
Lotte Corp.	49,139	1,061,348
Lotte Shopping Co. Ltd.	21,556	1,259,269
LS Corp.	42,160	4,867,789
LS Electric Co. Ltd.	31,270	5,722,748
Meritz Financial Group, Inc.	179,736	14,551,360
Mirae Asset Securities Co. Ltd.	604,648	6,814,725
Misto Holdings Corp.	97,924	2,558,643
NAVER Corp.	283,196	38,486,084
NCSoft Corp.	29,575	3,268,962
Netmarble Corp.	40,893	1,514,556
NH Investment & Securities Co. Ltd.	276,822	3,459,021
NongShim Co. Ltd.	8,626	2,650,884
Orion Corp.	40,948	3,276,552
Otoki Corp.	2,455	708,190
Pan Ocean Co. Ltd.	470,782	1,264,222
Pearl Abyss Corp. *	63,301	1,764,096
Posco DX Co. Ltd.	105,201	1,685,107
POSCO Future M Co. Ltd. *	57,374	4,848,741
POSCO Holdings, Inc.	155,788	28,228,600
Posco International Corp.	89,541	3,183,291
S-1 Corp.	36,391	1,746,093
Samsung Biologics Co. Ltd. *	36,212	27,086,167
Samsung C&T Corp.	167,905	18,230,172
Samsung Card Co. Ltd.	61,605	1,928,924
Samsung E&A Co. Ltd.	303,881	4,790,470
Samsung Electro-Mechanics Co. Ltd.	113,740	10,073,949
Samsung Electronics Co. Ltd.	9,906,020	403,506,794
Samsung Fire & Marine Insurance Co. Ltd.	63,672	18,667,336
Samsung Heavy Industries Co. Ltd. *	1,370,563	16,788,081
Samsung Life Insurance Co. Ltd.	154,504	11,075,194
Samsung SDI Co. Ltd.	128,025	15,672,554
Samsung SDS Co. Ltd.	81,274	7,669,693
Samsung Securities Co. Ltd.	120,249	5,272,932
Shinhan Financial Group Co. Ltd.	1,009,218	42,498,779
SK Biopharmaceuticals Co. Ltd. *	54,605	3,680,702
SK Bioscience Co. Ltd. *	45,651	1,492,252
SK Hynix, Inc.	1,122,730	166,411,745
SK IE Technology Co. Ltd. *	48,658	752,952
SK Innovation Co. Ltd.	119,446	7,748,363
SK Square Co. Ltd. *	188,369	15,673,524
SK, Inc.	72,518	8,604,187
SKC Co. Ltd. *	41,420	2,674,873
S-Oil Corp.	91,021	3,588,854
Woori Financial Group, Inc.	1,459,062	20,378,434
Yuhan Corp.	114,400	8,648,199
		1,689,420,433

Singapore 1.2%
CapitaLand Ascendas REIT	7,311,476	15,024,358
CapitaLand Ascott Trust	4,330,945	2,871,400
CapitaLand Integrated Commercial Trust	11,888,352	19,266,948
CapitaLand Investment Ltd.	5,016,676	9,803,058
City Developments Ltd.	1,125,269	4,223,249
ComfortDelGro Corp. Ltd.	4,170,783	4,592,519
DBS Group Holdings Ltd.	4,173,564	144,728,429
Frasers Logistics & Commercial Trust	5,808,260	3,580,619
SECURITY	NUMBER OF SHARES	VALUE ($)
Genting Singapore Ltd.	12,599,433	6,741,322
Hutchison Port Holdings Trust, U Shares	10,190,424	1,620,277
Jardine Cycle & Carriage Ltd.	156,385	2,964,961
Keppel DC REIT	3,512,883	5,965,581
Keppel Ltd.	2,934,089	15,448,561
Keppel REIT	5,087,293	3,353,132
Mapletree Industrial Trust	4,360,769	6,526,275
Mapletree Logistics Trust	6,759,420	5,818,049
Mapletree Pan Asia Commercial Trust	4,435,840	4,058,849
Netlink NBN Trust	5,863,129	3,932,697
Olam Group Ltd.	2,285,369	1,594,938
Oversea-Chinese Banking Corp. Ltd.	7,312,961	92,035,792
SATS Ltd.	1,745,985	4,183,540
Seatrium Ltd.	4,292,674	6,823,807
Sembcorp Industries Ltd.	2,003,568	10,285,065
SIA Engineering Co. Ltd.	434,307	909,297
Singapore Airlines Ltd.	2,879,911	15,922,585
Singapore Exchange Ltd.	1,736,513	18,878,654
Singapore Technologies Engineering Ltd.	3,079,785	18,675,495
Singapore Telecommunications Ltd.	15,593,247	46,068,759
StarHub Ltd.	1,144,090	1,011,370
Suntec Real Estate Investment Trust	4,129,679	3,618,593
Thai Beverage PCL	16,012,740	5,835,909
United Overseas Bank Ltd.	2,524,777	69,325,646
UOL Group Ltd.	997,762	4,417,820
Venture Corp. Ltd.	521,496	4,476,551
Wilmar International Ltd.	4,483,445	10,603,681
		575,187,786

Spain 2.7%
Acciona SA	44,880	7,234,905
ACS Actividades de Construccion y Servicios SA	404,263	26,549,662
Aena SME SA	146,222	39,341,662
Amadeus IT Group SA	904,229	75,326,497
Banco Bilbao Vizcaya Argentaria SA	11,998,284	179,934,146
Banco de Sabadell SA	10,504,768	33,451,143
Banco Santander SA	31,234,669	249,313,409
Bankinter SA	1,352,302	17,409,182
CaixaBank SA	8,022,081	68,193,740
Cellnex Telecom SA *	1,223,720	46,844,786
Corp. ACCIONA Energias Renovables SA	112,587	2,461,706
Endesa SA	663,239	20,239,089
Ferrovial SE	984,977	50,139,884
Grifols SA *	565,908	6,083,975
Iberdrola SA	12,616,563	230,313,151
Industria de Diseno Textil SA	2,184,277	118,331,339
Mapfre SA	2,679,000	10,145,896
Merlin Properties Socimi SA	814,613	10,080,207
Naturgy Energy Group SA	271,175	8,010,296
Redeia Corp. SA	915,920	18,924,332
Repsol SA	2,312,421	31,121,469
Telefonica SA (a)	8,787,375	47,006,301
		1,296,456,777

Sweden 2.7%
AAK AB	381,345	10,624,514
AddTech AB, B Shares	456,957	15,671,257
Alfa Laval AB	556,891	23,638,276
Assa Abloy AB, B Shares	2,029,887	64,225,494
Atlas Copco AB, A Shares	5,250,284	84,125,238
Atlas Copco AB, B Shares	3,171,501	45,088,050

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Axfood AB	244,534	7,123,474
Beijer Ref AB	846,586	12,471,894
Boliden AB *	570,742	17,820,554
Castellum AB	923,518	11,441,875
Epiroc AB, A Shares	1,331,683	29,739,458
Epiroc AB, B Shares	750,392	14,648,541
EQT AB	1,520,497	44,419,956
Essity AB, B Shares	1,236,625	36,088,266
Evolution AB	326,221	22,348,208
Fastighets AB Balder, B Shares *	1,349,992	9,442,263
Getinge AB, B Shares	486,378	9,368,079
H & M Hennes & Mauritz AB, B Shares	1,105,580	15,803,948
Hexagon AB, B Shares	4,374,130	43,992,000
Holmen AB, B Shares	163,520	6,741,724
Industrivarden AB, A Shares	248,222	8,977,904
Industrivarden AB, C Shares	319,178	11,507,748
Indutrade AB	559,212	15,125,875
Investment AB Latour, B Shares	281,412	7,406,697
Investor AB, A Shares	957,584	28,094,594
Investor AB, B Shares	3,715,351	109,159,553
L E Lundbergforetagen AB, B Shares	143,793	7,329,664
Lifco AB, B Shares	475,749	19,337,155
Nibe Industrier AB, B Shares	3,488,795	14,263,997
Saab AB, B Shares	672,619	33,932,247
Sagax AB, B Shares	433,145	9,461,145
Sagax AB, D Shares	328,529	1,145,839
Sandvik AB	2,123,336	46,291,398
Securitas AB, B Shares (a)	1,025,302	15,131,423
Skandinaviska Enskilda Banken AB, A Shares	3,171,423	52,813,300
Skandinaviska Enskilda Banken AB, C Shares	5,327	90,956
Skanska AB, B Shares	696,856	16,534,545
SKF AB, B Shares	704,679	15,465,602
SSAB AB, A Shares	471,485	2,836,288
SSAB AB, B Shares	1,264,925	7,493,452
Svenska Cellulosa AB SCA, B Shares	1,235,908	16,682,593
Svenska Handelsbanken AB, A Shares	2,912,266	38,825,362
Svenska Handelsbanken AB, B Shares (a)	76,239	1,592,256
Sweco AB, B Shares	395,331	6,852,988
Swedbank AB, A Shares	1,793,316	48,450,591
Swedish Orphan Biovitrum AB *	379,194	11,575,248
Tele2 AB, B Shares	1,131,712	16,902,127
Telefonaktiebolaget LM Ericsson, B Shares	5,761,515	48,875,657
Telia Co. AB	4,887,020	18,846,035
Trelleborg AB, B Shares	442,167	16,167,606
Volvo AB, A Shares	460,846	12,781,886
Volvo AB, B Shares	3,208,585	88,825,319
Volvo Car AB, B Shares *(a)	1,293,520	2,341,950
		1,275,942,069

Switzerland 8.0%
ABB Ltd.	3,294,556	186,633,359
Adecco Group AG	338,466	9,475,647
Alcon AG	1,019,009	87,692,698
Avolta AG *	178,044	9,552,893
Bachem Holding AG	60,947	3,831,675
Baloise Holding AG	94,528	22,459,821
Banque Cantonale Vaudoise	63,583	7,367,904
Barry Callebaut AG	7,275	7,469,372
Belimo Holding AG	19,921	19,252,966
BKW AG	39,929	8,403,292
SECURITY	NUMBER OF SHARES	VALUE ($)
Chocoladefabriken Lindt & Spruengli AG	205	32,239,060
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2,074	33,399,087
Cie Financiere Richemont SA, Class A	1,105,814	208,429,551
Clariant AG *	445,945	5,034,557
Coca-Cola HBC AG	430,021	22,395,930
DKSH Holding AG	69,555	5,435,373
Emmi AG	4,448	4,526,235
EMS-Chemie Holding AG	15,625	11,886,830
Flughafen Zurich AG	39,181	10,873,675
Galderma Group AG	205,069	26,883,247
Geberit AG	69,134	51,584,374
Georg Fischer AG	173,017	13,836,306
Givaudan SA	16,567	83,243,352
Helvetia Holding AG	71,782	17,020,429
Holcim AG *	1,147,423	127,123,658
Julius Baer Group Ltd.	417,928	27,531,207
Kuehne & Nagel International AG	106,203	23,921,691
Logitech International SA	310,752	25,887,489
Lonza Group AG	147,316	102,065,933
Nestle SA	5,363,925	572,595,974
Novartis AG	4,109,931	470,399,625
Partners Group Holding AG	45,961	61,650,565
PSP Swiss Property AG	93,729	16,508,534
Roche Holding AG	1,434,391	463,551,592
Roche Holding AG, Bearer Shares	65,771	22,416,019
Sandoz Group AG	926,291	47,050,239
Schindler Holding AG	39,451	13,541,698
Schindler Holding AG, Participation Certificates	86,921	30,936,280
SGS SA	326,307	34,070,494
SIG Group AG *	669,383	13,688,314
Sika AG	318,050	85,053,357
Sonova Holding AG	102,497	32,138,308
Straumann Holding AG	220,048	28,271,032
Swatch Group AG	126,917	4,384,279
Swatch Group AG, Bearer Shares (a)	56,802	9,579,353
Swiss Life Holding AG	58,127	58,116,387
Swiss Prime Site AG	158,412	22,540,762
Swiss Re AG	606,366	107,205,479
Swisscom AG	52,902	36,414,194
Temenos AG	129,367	9,613,359
UBS Group AG	6,681,415	212,995,264
VAT Group AG	55,554	21,145,074
Zurich Insurance Group AG	301,408	211,761,545
		3,781,085,338

United Kingdom 12.7%
3i Group PLC	1,932,925	106,142,655
Admiral Group PLC	609,112	27,517,510
Airtel Africa PLC	2,078,934	4,951,064
Anglo American PLC	2,583,669	76,826,782
Antofagasta PLC	718,262	17,149,284
Ashtead Group PLC	902,940	52,785,564
Associated British Foods PLC	648,176	18,207,461
AstraZeneca PLC	3,126,446	451,973,416
Auto Trader Group PLC	1,860,404	19,920,257
Aviva PLC	5,663,216	46,632,328
B&M European Value Retail SA	2,082,940	9,603,798
BAE Systems PLC	6,309,784	161,799,806
Barclays PLC	30,120,510	133,027,307
Barratt Redrow PLC	3,035,864	18,865,224
Beazley PLC	1,315,577	16,738,840
Berkeley Group Holdings PLC	217,227	12,362,134
BP PLC	33,679,032	163,390,792
British American Tobacco PLC	4,128,664	185,627,498

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
British Land Co. PLC	2,014,235	10,604,425
BT Group PLC	13,076,299	31,644,299
Bunzl PLC	761,110	24,387,149
Burberry Group PLC	774,615	10,811,686
Canal & SA	1,343,965	3,786,113
Centrica PLC	10,416,883	22,244,519
Coca-Cola Europacific Partners PLC	436,933	40,126,302
Compass Group PLC	3,539,870	124,354,703
ConvaTec Group PLC	3,471,774	13,568,036
Croda International PLC	293,215	12,131,338
DCC PLC	206,962	12,939,015
Diageo PLC	4,625,335	125,810,320
Diploma PLC	281,976	17,818,929
Endeavour Mining PLC	429,910	13,056,089
Entain PLC	1,255,150	12,704,903
Experian PLC	1,900,387	94,643,008
Fresnillo PLC	363,375	5,699,043
Glencore PLC *	25,421,947	97,157,388
GSK PLC	8,356,080	169,817,724
Haleon PLC	18,466,554	103,073,841
Halma PLC	773,357	30,306,990
Hikma Pharmaceuticals PLC	353,334	10,196,858
Hiscox Ltd.	666,129	11,327,670
Howden Joinery Group PLC	1,160,528	13,467,087
HSBC Holdings PLC	37,274,440	438,926,729
IMI PLC	504,533	13,526,117
Imperial Brands PLC	1,744,616	66,110,942
Informa PLC	2,757,250	29,203,454
InterContinental Hotels Group PLC	324,302	37,147,454
Intermediate Capital Group PLC	547,193	14,802,622
International Consolidated Airlines Group SA	4,700,196	20,669,689
Intertek Group PLC	343,696	22,182,697
J Sainsbury PLC	3,929,254	15,122,767
JD Sports Fashion PLC	5,378,363	6,101,218
Kingfisher PLC	3,770,921	14,116,729
Land Securities Group PLC	1,559,218	13,309,990
Legal & General Group PLC	12,288,605	41,214,074
Lloyds Banking Group PLC	127,781,766	133,031,155
London Stock Exchange Group PLC	1,038,444	157,894,429
M&G PLC	4,668,033	14,900,449
Marks & Spencer Group PLC	4,295,807	21,689,412
Melrose Industries PLC	2,647,198	16,710,608
Mondi PLC	904,915	14,710,999
National Grid PLC (a)	10,181,665	143,689,559
NatWest Group PLC	15,429,930	109,158,967
Next PLC	239,129	41,486,731
NMC Health PLC *(b)	136,583	0
Pearson PLC	1,403,183	22,044,864
Persimmon PLC	667,486	11,998,846
Phoenix Group Holdings PLC	1,560,007	13,337,762
Prudential PLC	5,540,860	63,124,544
Reckitt Benckiser Group PLC	1,443,200	97,934,188
RELX PLC	3,877,121	208,826,010
Rentokil Initial PLC	5,340,109	25,320,143
Rightmove PLC	1,614,326	16,223,003
Rio Tinto PLC	2,231,637	132,477,086
Rolls-Royce Holdings PLC	17,963,340	209,832,350
RS Group PLC	932,848	7,164,267
Sage Group PLC	2,083,561	34,251,303
Schroders PLC	1,857,130	8,900,756
Segro PLC	2,800,309	26,321,214
Severn Trent PLC	549,313	20,023,182
Shell PLC	12,710,801	419,872,603
Smith & Nephew PLC	1,844,742	26,730,632
Smiths Group PLC	729,857	21,200,722
Smurfit WestRock PLC	1,079,788	46,451,138
Spirax Group PLC	153,490	11,829,421
SSE PLC	2,272,819	53,974,842
SECURITY	NUMBER OF SHARES	VALUE ($)
St. James's Place PLC	1,172,057	17,615,541
Standard Chartered PLC	4,122,599	64,379,386
Taylor Wimpey PLC	7,526,457	12,134,094
Tesco PLC	14,041,030	73,467,941
Unilever PLC	5,080,734	322,506,024
UNITE Group PLC	866,246	10,057,999
United Utilities Group PLC	1,452,201	22,932,468
Vodafone Group PLC	42,808,347	44,382,219
Weir Group PLC	537,417	17,582,044
Whitbread PLC	361,943	14,125,567
Wise PLC, Class A *	1,582,659	23,455,906
WPP PLC	2,223,941	17,976,584
		6,039,360,595
Total Common Stocks (Cost $34,470,168,516)		47,003,524,563

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.2%
Bayerische Motoren Werke AG	132,310	10,957,452
FUCHS SE	138,388	6,981,747
Henkel AG & Co. KGaA	332,266	26,585,414
Sartorius AG	52,030	12,463,153
Volkswagen AG	379,347	41,067,147
		98,054,913

Italy 0.0%
Telecom Italia SpA - RSP *	10,034,402	4,708,131

Republic of Korea 0.2%
Amorepacific Corp.	28,365	906,644
CJ CheilJedang Corp.	493	49,275
Hanwha Corp.	7,032	152,648
Hyundai Motor Co.	47,308	5,071,286
Hyundai Motor Co. 2nd	85,569	9,160,355
LG Chem Ltd.	16,166	1,145,926
LG Electronics, Inc.	42,046	1,110,804
LG H&H Co. Ltd.	3,290	309,995
Samsung Electronics Co. Ltd.	1,716,344	57,348,306
Samsung Fire & Marine Insurance Co. Ltd.	6,016	1,286,309
Samsung SDI Co. Ltd.	2,947	220,219
		76,761,767

Spain 0.0%
Grifols SA, B Shares *	492,444	4,081,045
Total Preferred Stocks (Cost $200,417,691)		183,605,856

RIGHTS 0.0% OF NET ASSETS

Republic of Korea 0.0%
Hanwha Aerospace Co. Ltd.
expires 07/02/25, strike KRW 684,000.00 *(b)	4,709	433,459
Total Rights (Cost $0)		433,459

Schwab International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(b)	31,758	160,297
Total Warrants (Cost $0)		160,297

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	55,015,440	55,015,440
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	320,075,289	320,075,289
		375,090,729
Total Short-Term Investments (Cost $375,090,729)		375,090,729

Total Investments in Securities (Cost $35,045,676,936)		47,562,814,904

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	2,704	352,128,400	15,678,862

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $312,554,968.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

KRW —	South Korean Won

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$40,100,988,913	$—	$—	$40,100,988,913
Hong Kong	863,175,055	—	0 *	863,175,055
United Kingdom	6,039,360,595	—	0 *	6,039,360,595
Preferred Stocks[1]	183,605,856	—	—	183,605,856
Rights
Republic of Korea	—	—	433,459	433,459
Warrants
Canada	—	—	160,297	160,297
Short-Term Investments[1]	375,090,729	—	—	375,090,729
Futures Contracts[2]	15,678,862	—	—	15,678,862
Total	$47,577,900,010	$—	$593,756	$47,578,493,766

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 6.2%
Abacus Group	935,422	722,389
Abacus Storage King	1,010,839	995,304
Accent Group Ltd.	603,124	737,467
Alkane Resources Ltd. *	909,997	450,934
Alpha HPA Ltd. *	1,769,217	1,047,493
Amotiv Ltd.	253,715	1,291,531
Amplitude Energy Ltd. *	4,651,769	583,761
Arafura Rare Earths Ltd. *	4,600,870	488,547
ARB Corp. Ltd.	136,672	2,723,095
Arena REIT	702,795	1,696,064
AUB Group Ltd.	192,789	4,279,152
Audinate Group Ltd. *(a)	127,490	652,267
Aurelia Metals Ltd. *	3,271,369	631,587
Aussie Broadband Ltd.	432,577	1,155,297
Austal Ltd. *	575,053	2,042,816
Australian Agricultural Co. Ltd. *	577,752	513,101
Australian Clinical Labs Ltd.	252,656	463,401
Australian Ethical Investment Ltd.	206,337	783,450
Australian Finance Group Ltd.	368,852	522,224
Bapcor Ltd.	602,290	2,023,291
Bega Cheese Ltd.	550,325	1,930,181
Bellevue Gold Ltd. *	2,254,779	1,436,552
Boss Energy Ltd. *	731,294	1,868,378
BrainChip Holdings Ltd. *	3,109,098	410,176
Bravura Solutions Ltd.	675,456	1,108,459
Breville Group Ltd.	256,993	4,830,978
Brickworks Ltd.	109,080	1,931,159
BWP Trust	978,629	2,229,480
Capricorn Metals Ltd. *	692,767	4,351,302
Catapult Group International Ltd. *	380,852	1,433,819
Cedar Woods Properties Ltd.	117,955	493,415
Centuria Capital Group	1,431,387	1,538,352
Centuria Industrial REIT	933,105	1,849,539
Centuria Office REIT	819,033	643,048
Cettire Ltd. *(a)	357,647	90,915
Chalice Mining Ltd. *(a)	599,706	445,762
Champion Iron Ltd.	844,524	2,353,326
Charter Hall Long Wale REIT	1,181,181	3,139,415
Charter Hall Retail REIT	881,175	2,234,296
Charter Hall Social Infrastructure REIT	599,991	1,142,927
Clarity Pharmaceuticals Ltd. *(a)	491,532	683,263
Clinuvel Pharmaceuticals Ltd. (a)	78,457	544,293
Codan Ltd.	221,063	2,560,771
Collins Foods Ltd.	203,359	1,016,873
Coronado Global Resources, Inc.	1,298,512	91,922
Corporate Travel Management Ltd.	201,884	1,778,638
Credit Corp. Group Ltd.	102,603	906,594
Cromwell Property Group	2,203,755	496,379
Data#3 Ltd.	256,266	1,225,355
Deep Yellow Ltd. *	1,749,367	1,514,208
Dexus Industria REIT	362,500	664,867
Dicker Data Ltd.	91,815	486,290
DroneShield Ltd. *	1,655,667	1,401,138
Eagers Automotive Ltd.	325,082	3,631,825
Elders Ltd.	333,553	1,352,345
Emeco Holdings Ltd. *	1,016,857	484,255
Emerald Resources NL *	993,588	3,037,262
SECURITY	NUMBER OF SHARES	VALUE ($)
EML Payments Ltd. *	668,527	486,160
ESG Minerals *(b)	98,343	0
EVT Ltd.	190,710	1,994,385
Fineos Corp. Ltd. *	311,846	465,597
Firefinch Ltd. *(b)	2,051,119	0
FleetPartners Group Ltd. *	411,750	786,996
G8 Education Ltd.	1,425,222	1,123,572
GDI Property Group Partnership	765,996	340,140
Generation Development Group Ltd.	553,763	1,974,313
Genesis Minerals Ltd. *	1,963,662	5,964,733
Gold Road Resources Ltd.	1,942,586	4,250,514
GrainCorp Ltd., Class A	402,337	1,988,536
Growthpoint Properties Australia Ltd.	489,236	774,526
Guzman y Gomez Ltd. *	84,854	1,659,531
GWA Group Ltd.	440,544	652,078
Hansen Technologies Ltd.	296,305	972,504
Healius Ltd.	1,195,564	673,229
HealthCo REIT	813,530	465,957
Helia Group Ltd.	510,880	1,709,639
HMC Capital Ltd.	537,091	1,745,507
HomeCo Daily Needs REIT	3,124,002	2,563,325
HUB24 Ltd.	101,438	5,463,971
Imdex Ltd.	903,800	1,657,675
Imugene Ltd. *	12,323,778	118,964
Infomedia Ltd.	675,922	526,337
Ingenia Communities Group	658,889	2,425,440
Inghams Group Ltd.	684,380	1,651,623
Integral Diagnostics Ltd.	640,640	997,727
ioneer Ltd. *	3,714,016	286,819
IperionX Ltd. *	506,393	1,202,531
IPH Ltd.	449,727	1,435,532
IRESS Ltd.	330,830	1,843,763
Johns Lyng Group Ltd. (a)	401,262	658,492
Judo Capital Holdings Ltd. *	955,639	876,377
Jumbo Interactive Ltd.	90,154	568,582
Karoon Energy Ltd.	1,329,634	1,424,717
Kelsian Group Ltd.	369,664	770,787
Kogan.com Ltd.	139,460	350,920
Leo Lithium Ltd. (b)	1,797,999	256,120
Lifestyle Communities Ltd.	194,292	856,501
Liontown Resources Ltd. *	2,791,031	1,086,681
Lovisa Holdings Ltd.	101,027	1,908,217
Maas Group Holdings Ltd. (a)	322,094	849,863
Macquarie Technology Group Ltd. *	27,130	1,050,539
Mayne Pharma Group Ltd. *	141,349	450,277
McMillan Shakespeare Ltd.	105,178	1,057,275
Megaport Ltd. *	280,070	2,436,832
Mesoblast Ltd. *	2,188,772	2,394,593
Monadelphous Group Ltd.	169,978	1,886,966
Myer Holdings Ltd.	2,516,776	1,117,573
MyState Ltd.	312,668	824,992
Nanosonics Ltd. *	439,563	1,255,990
National Storage REIT	2,428,469	3,610,163
Navigator Global Investments Ltd.	413,082	435,976
Neuren Pharmaceuticals Ltd. *(a)	198,828	1,776,026
nib holdings Ltd.	888,268	3,847,169
Nick Scali Ltd.	138,241	1,701,010
Nickel Industries Ltd.	3,080,470	1,357,969
Nine Entertainment Co. Holdings Ltd.	2,406,424	2,501,076
Novonix Ltd. *(a)	986,392	266,613
NRW Holdings Ltd.	772,833	1,392,598

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nufarm Ltd. *	682,710	1,045,672
Nuix Ltd. *	404,905	646,230
OFX Group Ltd. *	445,837	206,581
Omni Bridgeway Ltd. *	550,803	542,338
oOh!media Ltd.	837,967	905,980
Opthea Ltd. *(b)	2,276,227	500,984
Paladin Energy Ltd. *	697,428	2,800,698
Perenti Ltd.	1,646,388	1,668,764
Perseus Mining Ltd.	2,483,880	6,218,168
PEXA Group Ltd. *	238,258	1,948,836
Pinnacle Investment Management Group Ltd.	319,545	4,139,597
Platinum Asset Management Ltd.	946,498	335,015
PolyNovo Ltd. *	1,116,601	941,351
PPK Mining Equipment Group Pty. Ltd. *(b)	78,953	1,428
Praemium Ltd.	934,433	438,989
Premier Investments Ltd.	143,826	1,893,761
PWR Holdings Ltd.	109,750	472,512
Ramelius Resources Ltd.	2,116,447	3,922,673
Redox Ltd.	446,658	819,223
Regal Partners Ltd. (a)	364,243	546,172
Regis Healthcare Ltd.	248,134	1,301,446
Regis Resources Ltd. *	1,264,857	4,118,833
Reliance Worldwide Corp. Ltd.	1,408,707	3,997,988
Resolute Mining Ltd. *	3,845,488	1,559,101
Ridley Corp. Ltd.	513,915	892,971
Rural Funds Trust	662,473	748,217
Sandfire Resources Ltd. *	812,642	6,029,910
Sayona Mining Ltd. *	20,073,076	206,688
Select Harvests Ltd. *	252,662	757,719
Service Stream Ltd.	1,016,376	1,187,171
Sigma Healthcare Ltd.	2,920,700	5,864,403
Silex Systems Ltd. *	349,148	808,899
SiteMinder Ltd. *	388,729	1,150,766
SmartGroup Corp. Ltd.	152,603	715,934
Spartan Resources Ltd. *	1,815,960	2,652,860
SRG Global Ltd.	1,041,512	1,008,749
St Barbara Ltd. *	2,018,843	428,745
Stanmore Resources Ltd.	574,775	724,997
Star Entertainment Group Ltd. *	4,646,640	313,986
Strike Energy Ltd. *	5,331,490	566,128
Super Retail Group Ltd.	297,801	2,744,425
Superloop Ltd. *	943,206	1,638,900
Syrah Resources Ltd. *	1,780,394	349,461
Tabcorp Holdings Ltd.	4,052,228	1,838,507
Temple & Webster Group Ltd. *	199,964	2,831,110
Tuas Ltd. *	326,898	1,222,280
Tyro Payments Ltd. *	604,661	344,380
Vault Minerals Ltd. *	11,445,038	3,314,454
Ventia Services Group Pty. Ltd.	1,443,120	4,392,844
Virgin Australia Holdings Pty. Ltd. *(b)	424,000	0
Viva Energy Group Ltd.	2,052,339	2,469,863
Vulcan Energy Resources Ltd. *	337,252	842,109
Vulcan Steel Ltd.	168,443	698,106
Waypoint REIT Ltd.	1,237,220	2,070,153
WEB Travel Group Ltd. *	693,409	2,257,991
Webjet Group Ltd. *	668,520	380,750
Weebit Nano Ltd. *	380,447	445,603
West African Resources Ltd. *	2,077,100	3,782,911
Westgold Resources Ltd.	1,592,569	3,115,689
Zip Co. Ltd. *	2,281,260	2,914,188
		270,997,653

Austria 1.2%
AT&S Austria Technologie & Systemtechnik AG *(a)	48,137	927,915
BAWAG Group AG *	137,595	17,104,422
SECURITY	NUMBER OF SHARES	VALUE ($)
CA Immobilien Anlagen AG	63,051	1,732,204
CPI Europe AG *(a)	56,097	1,137,399
DO & Co. AG *	13,600	2,649,402
EVN AG	66,592	1,787,907
Lenzing AG *(a)	36,266	1,086,914
Oesterreichische Post AG	61,475	2,097,175
Palfinger AG	27,419	924,484
Porr AG	29,712	981,559
Schoeller-Bleckmann Oilfield Equipment AG	19,855	688,609
Strabag SE	23,851	2,098,456
UNIQA Insurance Group AG	199,883	2,772,929
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,737	3,420,099
voestalpine AG	197,701	5,202,522
Wienerberger AG	200,244	7,410,862
		52,022,858

Belgium 1.6%
Aedifica SA	85,763	6,474,605
Azelis Group NV	309,179	5,114,005
Barco NV	122,685	1,796,689
Bekaert SA	59,236	2,400,742
bpost SA *	173,475	374,969
Cofinimmo SA	68,665	5,908,759
Colruyt Group NV	48,429	2,183,767
Deme Group NV	12,831	1,992,683
Fagron	116,640	2,866,798
Financiere de Tubize SA	34,799	4,977,703
Gimv NV	47,933	2,418,789
KBC Ancora	68,310	4,963,133
Kinepolis Group NV	24,741	976,031
Melexis NV	36,416	2,443,269
Montea NV	36,621	2,702,310
Ontex Group NV *	114,729	1,021,130
Proximus SADP	268,840	2,342,415
Retail Estates NV *	23,754	1,742,051
Shurgard Self Storage Ltd.	57,217	2,328,659
Solvay SA	128,596	4,213,232
Tessenderlo Group SA	36,023	1,102,124
Umicore SA	372,847	4,084,601
Vastned NV	19,553	694,783
VGP NV	23,971	2,294,063
Xior Student Housing NV	70,518	2,385,656
		69,802,966

Canada 21.2%
Air Canada *	318,076	4,441,659
Alamos Gold, Inc., Class A	744,154	19,235,051
Algonquin Power & Utilities Corp.	1,393,419	7,621,012
Allied Properties Real Estate Investment Trust	233,895	2,684,362
AltaGas Ltd.	533,854	14,886,332
ARC Resources Ltd.	1,066,136	22,238,467
Aritzia, Inc. *	163,277	7,908,832
Atco Ltd., Class I	131,288	4,915,601
AtkinsRealis Group, Inc.	318,504	20,848,293
ATS Corp. *	148,869	4,300,576
B2Gold Corp.	2,362,502	7,921,113
Bausch Health Cos., Inc. *	549,209	2,484,512
Baytex Energy Corp.	1,223,135	1,983,775
BlackBerry Ltd. *	1,080,291	4,274,179
Boardwalk Real Estate Investment Trust	73,063	3,723,426
Bombardier, Inc., Class B *	156,061	10,900,832
Boralex, Inc., Class A (a)	159,052	3,651,967
Boyd Group Services, Inc.	38,883	5,796,464

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brookfield Infrastructure Corp., Class A (a)	215,115	8,503,219
Brookfield Renewable Corp. (a)	247,549	7,273,704
BRP, Inc.	55,422	2,436,641
CAE, Inc. *	577,309	14,834,232
Canadian Apartment Properties REIT	297,726	9,692,146
Canadian Tire Corp. Ltd., Class A	92,938	11,787,671
Canfor Corp. *	95,729	905,107
Capital Power Corp.	270,195	10,814,088
Capstone Copper Corp. *	868,608	4,700,130
Cargojet, Inc.	14,179	963,588
Celestica, Inc. *	208,622	24,113,028
Centerra Gold, Inc.	381,037	2,713,082
Chartwell Retirement Residences	490,625	6,640,628
Choice Properties Real Estate Investment Trust	506,929	5,519,275
CI Financial Corp.	224,120	5,123,162
Cogeco Communications, Inc.	17,884	898,785
Colliers International Group, Inc.	78,894	9,498,609
Definity Financial Corp.	165,837	8,988,089
Descartes Systems Group, Inc. *	153,727	17,790,494
Dream Industrial Real Estate Investment Trust	509,604	4,143,694
Eldorado Gold Corp. *	366,567	7,382,261
Element Fleet Management Corp.	703,661	16,734,947
Emera, Inc.	536,102	24,529,021
Enghouse Systems Ltd.	79,666	1,529,063
Equinox Gold Corp. *	682,875	4,524,522
Finning International, Inc.	250,125	9,215,850
First Capital Real Estate Investment Trust	387,187	4,998,414
First Majestic Silver Corp.	656,702	4,045,431
First National Financial Corp.	35,216	995,304
First Quantum Minerals Ltd. *	1,230,860	18,199,486
FirstService Corp.	72,027	12,601,255
GFL Environmental, Inc.	409,699	20,667,459
Gibson Energy, Inc.	294,630	4,855,679
Gildan Activewear, Inc.	276,413	12,846,133
Granite Real Estate Investment Trust	113,945	5,825,909
H&R Real Estate Investment Trust	467,823	3,548,779
Hudbay Minerals, Inc.	716,401	6,372,293
iA Financial Corp., Inc.	169,225	17,196,347
IAMGOLD Corp. *	999,059	6,830,179
IGM Financial, Inc.	147,400	4,696,603
Innergex Renewable Energy, Inc.	293,970	2,920,565
Ivanhoe Mines Ltd., Class A *	1,196,640	9,251,451
Keyera Corp.	413,808	12,589,250
Kinaxis, Inc. *	50,602	7,192,370
Kinross Gold Corp.	2,218,657	32,692,091
Lightspeed Commerce, Inc. *	252,489	2,635,163
Linamar Corp.	72,939	3,328,261
Lundin Gold, Inc.	178,041	8,586,420
Lundin Mining Corp.	1,177,282	11,122,509
Maple Leaf Foods, Inc.	134,904	2,675,612
MEG Energy Corp.	469,899	8,209,007
Methanex Corp.	97,968	3,199,217
NexGen Energy Ltd. *	981,353	6,038,217
North West Co., Inc.	83,031	3,457,839
Northland Power, Inc.	469,324	6,983,795
Novagold Resources, Inc. *	453,399	1,625,701
OceanaGold Corp.	1,293,394	5,747,582
Onex Corp.	108,881	8,066,990
Open Text Corp.	468,784	13,249,170
OR Royalties, Inc.	338,351	8,630,110
Pan American Silver Corp.	662,188	16,119,446
Paramount Resources Ltd., Class A	143,462	1,987,673
Parex Resources, Inc.	172,155	1,699,075
Parkland Corp.	252,651	7,118,586
PrairieSky Royalty Ltd.	431,558	7,262,993
SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp.	67,378	3,987,943
Primaris Real Estate Investment Trust	171,085	1,908,756
Quebecor, Inc., Class B	94,760	2,660,958
RB Global, Inc.	331,394	34,849,455
RioCan Real Estate Investment Trust	540,183	6,812,446
Russel Metals, Inc.	104,805	3,130,544
Saputo, Inc.	443,672	8,531,719
SmartCentres Real Estate Investment Trust	237,321	4,463,523
SSR Mining, Inc. *	369,152	4,362,864
Stantec, Inc.	206,758	21,228,428
Stella-Jones, Inc.	101,271	5,714,838
Superior Plus Corp.	424,317	2,404,036
TFI International, Inc.	144,105	12,418,634
TMX Group Ltd.	496,259	20,020,718
Topaz Energy Corp.	181,091	3,312,439
Torex Gold Resources, Inc. *	153,971	4,933,970
Toromont Industries Ltd.	147,383	12,756,865
TransAlta Corp. (a)	473,857	4,621,566
Transcontinental, Inc., Class A	128,088	1,991,724
Vermilion Energy, Inc.	276,485	1,801,742
West Fraser Timber Co. Ltd.	133,078	9,785,218
Westshore Terminals Investment Corp.	65,811	1,275,583
Whitecap Resources, Inc. (a)	2,209,074	13,752,990
Winpak Ltd.	54,043	1,734,549
WSP Global, Inc.	225,783	46,177,997
		921,779,358

Denmark 2.0%
ALK-Abello AS *	238,358	6,453,432
Alm Brand AS	1,507,950	3,726,988
Ambu AS, Class B	285,520	4,401,807
Bavarian Nordic AS *	125,946	3,316,008
Chemometec AS	29,839	2,397,746
D/S Norden AS	36,847	1,119,303
Dfds AS *	55,172	879,125
FLSmidth & Co. AS	101,522	5,865,046
GN Store Nord AS *	239,539	3,506,276
Gubra AS *	8,576	508,497
ISS AS	263,146	7,068,488
Jyske Bank AS	80,177	7,522,600
Netcompany Group AS *	75,452	3,497,725
NKT AS *	97,279	8,320,328
NTG Nordic Transport Group AS, Class A *	31,006	967,352
Ringkjoebing Landbobank AS	46,423	9,389,517
Royal Unibrew AS	90,565	7,518,656
Scandinavian Tobacco Group AS, A Shares	83,111	1,075,134
Schouw & Co. AS	21,954	1,954,585
Sydbank AS	92,710	6,194,071
TORM PLC, Class A (a)	96,060	1,606,665
UIE PLC	24,548	1,178,693
		88,468,042

Finland 1.3%
Citycon OYJ	154,497	657,021
Finnair OYJ *	153,762	514,249
Hiab OYJ, B Shares	69,052	3,717,316
Huhtamaki OYJ	169,194	6,246,362
Kalmar OYJ, B Shares	89,119	3,138,367
Kemira OYJ	209,617	4,604,676
Kojamo OYJ *	286,807	3,441,568
Konecranes OYJ	129,118	10,084,790
Mandatum OYJ (a)	844,545	4,960,676
Metsa Board OYJ, B Shares	245,477	907,375
Nokian Renkaat OYJ (a)	224,379	1,673,552

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Outokumpu OYJ (a)	652,080	2,524,334
QT Group OYJ *	35,038	2,350,815
Revenio Group OYJ	38,338	1,172,951
Sanoma OYJ	133,539	1,446,266
Terveystalo OYJ	152,271	2,091,675
TietoEVRY OYJ	192,392	3,512,082
Tokmanni Group Corp.	90,175	1,130,178
YIT OYJ *	346,167	1,066,565
		55,240,818

France 3.6%
Air France-KLM *(a)	215,541	2,369,117
Altarea SCA	8,904	1,039,130
Alten SA	53,312	4,430,244
Antin Infrastructure Partners SA	47,324	609,237
ARGAN SA	22,813	1,667,861
Beneteau SACA	65,744	628,434
Carmila SA *	102,409	2,169,409
Coface SA	190,770	3,566,936
Derichebourg SA	171,148	1,171,604
Elior Group SA *	203,290	719,126
Elis SA	316,242	8,609,152
Equasens	9,747	547,732
Eramet SA (a)	17,360	1,020,872
Esso SA Francaise	3,840	590,257
Etablissements Maurel et Prom SA	94,464	513,252
Eutelsat Communications SACA *(a)	255,701	952,134
Fnac Darty SA	18,846	650,406
Forvia SE	289,535	2,720,277
Gaztransport Et Technigaz SA	62,727	11,657,216
GL Events SACA	23,278	664,623
ICADE	57,848	1,586,635
ID Logistics Group SACA *	5,436	2,588,827
Imerys SA	58,140	1,940,501
Interparfums SA	37,997	1,625,368
IPSOS SA	67,787	3,458,367
JCDecaux SE	129,927	2,230,195
Lagardere SA	38,139	874,606
LISI SA	27,118	1,005,154
Manitou BF SA	24,434	579,739
Mercialys SA	164,994	2,071,643
Mersen SA	45,291	1,051,470
Metropole Television SA	116,080	1,634,070
Nexans SA	54,931	6,317,112
Nexity SA *	69,117	786,220
Opmobility	97,923	1,197,270
OVH Groupe SAS *	36,457	579,843
Peugeot Invest SA	9,149	762,362
Planisware SA *	30,630	851,932
Pluxee NV	160,632	3,610,679
Quadient SA	60,133	1,123,658
Remy Cointreau SA	41,230	2,208,325
Rubis SCA	170,870	5,563,353
SES SA, Class A	650,963	3,709,810
Societe BIC SA	37,962	2,344,443
SOITEC *	44,603	2,198,596
Sopra Steria Group *	25,718	5,541,471
SPIE SA	245,094	12,448,594
Technip Energies NV	244,734	9,262,997
Television Francaise 1 SA	171,052	1,653,501
Trigano SA	14,783	2,166,608
Ubisoft Entertainment SA *	172,810	1,977,521
Valeo SE	406,037	4,268,431
Vallourec SACA (a)	301,919	5,112,171
Verallia SA	125,547	3,985,062
Vicat SACA	27,444	1,785,228
Virbac SACA	7,800	2,948,699
Viridien *	12,783	804,685
SECURITY	NUMBER OF SHARES	VALUE ($)
Voltalia SA *(a)	67,944	679,160
VusionGroup	14,441	3,731,308
Wavestone	15,909	921,096
Worldline SA *	441,722	2,622,662
X-Fab Silicon Foundries SE *(a)	95,045	554,605
		158,660,996

Germany 4.3%
1&1 AG (a)	68,300	1,414,286
About You Holding SE *	67,192	518,702
Adesso SE	6,484	647,029
Adtran Networks SE	32,359	756,753
AIXTRON SE	205,830	2,841,410
Aroundtown SA *	1,240,034	3,938,882
Atoss Software SE	16,594	2,445,217
Aurubis AG (a)	54,498	4,782,464
Auto1 Group SE *	244,182	6,542,102
Befesa SA	72,271	2,234,924
Bilfinger SE	47,350	4,190,132
CANCOM SE	47,327	1,512,443
Ceconomy AG *	339,028	1,021,861
Dermapharm Holding SE	30,952	1,231,596
Deutsche Beteiligungs AG	25,222	725,854
Deutsche EuroShop AG	33,317	747,385
Deutsche Pfandbriefbank AG *	249,598	1,630,715
Deutz AG	244,922	2,056,163
Douglas AG *	60,729	832,827
Duerr AG	89,591	2,329,118
Eckert & Ziegler SE	25,671	1,801,038
Elmos Semiconductor SE	13,492	1,036,947
Energiekontor AG *	13,480	652,680
Evotec SE *	303,841	2,397,992
flatexDEGIRO AG	161,002	4,470,739
Freenet AG	212,938	7,029,739
Gerresheimer AG	63,432	4,561,910
GFT Technologies SE	30,608	835,683
Grand City Properties SA *	118,293	1,501,387
Grenke AG	41,779	659,272
HelloFresh SE *	292,269	3,468,953
Hensoldt AG	104,529	10,917,326
Hornbach Holding AG & Co. KGaA	17,865	1,803,003
HUGO BOSS AG	81,683	3,783,411
Hypoport SE *	7,840	1,744,471
Indus Holding AG	38,753	965,676
IONOS Group SE *	92,476	4,278,074
Jenoptik AG	92,672	2,033,630
K&S AG	323,842	5,893,297
Kloeckner & Co. SE	102,317	729,456
Kontron AG *(a)	74,141	1,934,194
Krones AG	24,094	3,791,087
KWS Saat SE & Co. KGaA	19,015	1,226,129
Lanxess AG	157,045	4,842,231
Nagarro SE	14,841	978,883
Nordex SE *	227,008	4,605,294
Norma Group SE	57,139	806,946
Patrizia SE	76,195	711,033
Pfeiffer Vacuum Technology AG	6,690	1,212,134
PNE AG (a)	75,602	1,313,156
ProSiebenSat.1 Media SE	245,057	1,968,272
Redcare Pharmacy NV *(a)	29,303	3,805,658
RENK Group AG	101,449	9,027,025
Salzgitter AG	42,344	1,009,492
Schaeffler AG	394,839	1,900,542
Schott Pharma AG & Co. KGaA	62,987	2,037,921
Secunet Security Networks AG	2,942	684,681
SGL Carbon SE *(a)	91,090	381,583
Siltronic AG (a)	29,762	1,223,101
Sixt SE	23,156	2,197,665

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SMA Solar Technology AG *	26,831	593,359
Stabilus SE	43,477	1,261,079
STRATEC SE *	12,965	415,062
Stroeer SE & Co. KGaA	55,976	3,240,885
Suedzucker AG	105,003	1,343,437
TAG Immobilien AG	274,673	4,639,921
Takkt AG	43,410	345,461
TeamViewer SE *	243,951	2,841,460
thyssenkrupp AG	893,335	8,703,511
Thyssenkrupp Nucera AG & Co. KGaA *(a)	59,242	629,166
TUI AG *	812,816	6,789,592
United Internet AG	160,689	4,184,766
Verbio SE (a)	35,876	380,198
Vossloh AG	17,108	1,489,657
Wacker Neuson SE	51,474	1,308,964
Wuestenrot & Wuerttembergische AG	56,692	892,024
		187,680,116

Hong Kong 0.8%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	472,678	531,658
Cafe de Coral Holdings Ltd.	568,440	504,536
CARsgen Therapeutics Holdings Ltd. *	652,996	1,694,623
CGN Mining Co. Ltd. (a)	4,426,258	970,875
China Animal Healthcare Ltd. *(b)	192,752	0
China Travel International Investment Hong Kong Ltd.	4,629,536	608,097
Chow Sang Sang Holdings International Ltd.	441,919	450,849
CITIC Telecom International Holdings Ltd.	2,803,278	811,503
Cowell e Holdings, Inc. *(a)	434,188	1,237,523
Dah Sing Financial Holdings Ltd.	338,088	1,265,424
Envision Greenwise Holdings Ltd. *(a)	1,171,803	1,164,100
Everest Medicines Ltd. *(a)	192,580	1,084,276
Fortune Real Estate Investment Trust	2,592,276	1,477,702
Giordano International Ltd.	2,018,416	373,230
Guotai Junan International Holdings Ltd.	4,255,668	629,541
HKBN Ltd.	1,387,266	875,716
Huabao International Holdings Ltd.	1,713,764	646,905
IGG, Inc.	1,434,216	647,464
Jinchuan Group International Resources Co. Ltd. (b)	9,053,338	738,902
K Wah International Holdings Ltd.	2,497,212	576,411
LK Technology Holdings Ltd.	681,120	262,318
Luk Fook Holdings International Ltd.	606,007	1,401,887
Melco International Development Ltd. *(a)	1,409,096	601,982
MH Development NPV *(b)	459,925	0
Mongolian Mining Corp. *(a)	921,831	721,801
Pacific Basin Shipping Ltd.	9,522,423	2,355,848
Prosperity REIT	2,054,191	343,171
Realord Group Holdings Ltd. *	707,411	640,513
SmarTone Telecommunications Holdings Ltd.	622,207	347,542
Stella International Holdings Ltd.	1,082,500	1,932,654
SUNeVision Holdings Ltd.	1,075,171	921,393
Sunlight Real Estate Investment Trust	1,923,916	510,326
Superb Summit International Group Ltd. *(b)	1,120,000	0
Theme International Holdings Ltd. *(a)	9,075,753	561,335
Truly International Holdings Ltd.	2,944,129	371,698
United Laboratories International Holdings Ltd.	1,732,038	3,229,259
Value Partners Group Ltd.	2,931,422	527,103
Vitasoy International Holdings Ltd.	1,444,084	1,672,154
SECURITY	NUMBER OF SHARES	VALUE ($)
Vobile Group Ltd. *(a)	3,154,283	1,456,154
VSTECS Holdings Ltd.	1,188,493	947,272
		35,093,745

Ireland 0.1%
Cairn Homes PLC	965,837	2,395,780
Dalata Hotel Group PLC	292,024	1,906,242
		4,302,022

Israel 1.5%
Alony Hetz Properties & Investments Ltd.	287,577	2,434,372
Ashtrom Group Ltd.	88,580	1,431,970
AudioCodes Ltd.	44,241	415,237
Aura Investments Ltd.	263,151	1,300,370
Bet Shemesh Engines Holdings 1997 Ltd. *	16,282	2,249,495
Cellcom Israel Ltd. *	186,508	1,332,900
Clal Insurance Enterprises Holdings Ltd.	120,456	3,761,736
Danel Adir Yeoshua Ltd.	8,529	982,041
Delek Automotive Systems Ltd. *	83,272	643,148
Delta Galil Ltd.	20,002	1,010,572
Elco Ltd.	17,210	863,153
Electra Ltd.	3,677	2,072,783
Equital Ltd. *	46,224	1,729,877
FIBI Holdings Ltd.	32,011	2,103,958
Formula Systems 1985 Ltd.	17,283	1,844,129
Fox Wizel Ltd.	14,048	1,187,582
G City Ltd.	199,371	700,233
Hilan Ltd.	29,167	2,120,920
IDI Insurance Co. Ltd.	14,188	786,173
Isracard Ltd.	360,105	1,697,609
Israel Canada TR Ltd.	260,403	825,055
Kenon Holdings Ltd.	38,750	1,379,701
Matrix IT Ltd.	56,846	1,671,870
Mega Or Holdings Ltd.	40,569	1,532,080
Migdal Insurance & Financial Holdings Ltd.	848,577	1,855,505
Next Vision Stabilized Systems Ltd.	85,869	2,375,388
Oil Refineries Ltd.	4,273,475	1,098,986
One Software Technologies Ltd.	78,509	1,739,885
OPC Energy Ltd. *	210,536	2,351,154
OY Nofar Energy Ltd. *	38,350	990,040
Partner Communications Co. Ltd.	253,886	1,749,495
Paz Retail & Energy Ltd.	19,401	3,059,152
Perion Network Ltd. *	93,037	993,251
Priortech Ltd. *	15,198	672,847
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,493	1,212,023
Reit 1 Ltd.	353,399	2,028,518
Sapiens International Corp. NV	57,230	1,618,439
Sella Capital Real Estate Ltd.	387,551	1,039,482
Shikun & Binui Ltd. *	592,462	2,040,447
Summit Real Estate Holdings Ltd.	73,201	1,114,089
Tel Aviv Stock Exchange Ltd.	157,345	2,586,089
YH Dimri Construction & Development Ltd.	15,114	1,344,268
		65,946,022

Italy 2.4%
ACEA SpA	78,682	1,891,877
Anima Holding SpA	55,880	377,455
Ariston Holding NV *	183,414	995,295
Arnoldo Mondadori Editore SpA	226,294	553,620
Azimut Holding SpA	194,270	5,668,009

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Banca Generali SpA	98,459	5,739,678
Banca IFIS SpA	42,928	1,128,680
Banca Popolare di Sondrio SpA	651,838	8,791,192
BFF Bank SpA *	317,647	3,274,328
Brembo NV	259,543	2,374,849
Carel Industries SpA	96,612	2,270,351
Cementir Holding NV	83,312	1,318,445
Credito Emiliano SpA	123,562	1,697,313
Danieli & C Officine Meccaniche SpA	17,716	724,035
De' Longhi SpA	126,786	4,148,173
El.En. SpA	78,461	956,643
Enav SpA *	464,134	2,220,391
ERG SpA	97,303	2,054,617
Fincantieri SpA *	155,357	2,770,758
GVS SpA *	128,521	622,278
Intercos SpA	91,388	1,481,525
Iren SpA	1,166,488	3,625,813
Italmobiliare SpA	24,840	752,930
Iveco Group NV	349,770	6,968,693
Juventus Football Club SpA *(a)	243,490	869,071
Lottomatica Group SpA	357,457	9,398,402
Maire SpA	286,747	3,655,698
MARR SpA	59,854	648,916
MFE-MediaForEurope NV, Class A	361,548	1,329,029
MFE-MediaForEurope NV, Class B	181,714	874,261
Moltiply Group SpA	28,439	1,583,598
Piaggio & C SpA (a)	300,743	621,040
RAI Way SpA	169,231	1,133,505
Rizzoli Corriere Della Sera Mediagroup SpA	249,325	282,197
Saipem SpA (a)	2,364,754	5,860,455
Salvatore Ferragamo SpA *	115,815	751,403
Sanlorenzo SpA	29,997	1,035,245
Sesa SpA (a)	13,014	1,208,525
SOL SpA	65,570	3,409,277
Tamburi Investment Partners SpA	141,560	1,293,684
Technogym SpA	238,045	3,223,971
Technoprobe SpA *	290,749	2,269,251
Tinexta SpA	35,028	470,029
Webuild SpA	857,766	3,495,867
Zignago Vetro SpA	58,520	553,402
		106,373,774

Japan 17.9%
77 Bank Ltd.	128,084	4,322,874
A&D HOLON Holdings Co. Ltd.	47,580	664,099
Adastria Co. Ltd.	50,687	982,863
ADEKA Corp.	175,636	3,249,318
Aeon Delight Co. Ltd.	11,988	446,139
Aeon Hokkaido Corp.	93,439	571,791
Ai Holdings Corp.	67,497	1,076,809
Aichi Corp.	44,282	423,195
Aichi Financial Group, Inc.	83,259	1,492,136
Aichi Steel Corp.	20,120	1,041,591
Aida Engineering Ltd.	97,859	640,887
Aiful Corp.	516,390	1,431,484
Ain Holdings, Inc.	50,238	1,964,329
Aiphone Co. Ltd.	21,307	390,863
Airman Corp.	40,184	548,059
Aisan Industry Co. Ltd.	58,689	753,263
Aizawa Securities Group Co. Ltd.	47,152	423,174
Akatsuki, Inc.	17,260	347,365
Akita Bank Ltd.	27,584	568,330
Alconix Corp.	47,064	554,155
Alpen Co. Ltd.	26,772	433,413
Altech Corp.	32,500	623,220
Amvis Holdings, Inc.	67,388	211,091
Anest Iwata Corp.	57,057	558,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Anicom Holdings, Inc.	143,772	679,528
Anritsu Corp.	237,936	2,715,005
Anycolor, Inc. (a)	55,885	1,529,823
AOKI Holdings, Inc.	65,887	688,573
Aoyama Trading Co. Ltd.	79,108	1,201,189
Appier Group, Inc.	142,930	1,533,356
Arata Corp.	56,014	1,178,159
ARCLANDS Corp.	104,768	1,240,850
Arcs Co. Ltd.	85,159	1,690,845
ARE Holdings, Inc.	127,520	1,592,509
Argo Graphics, Inc.	25,728	902,205
Ariake Japan Co. Ltd.	31,554	1,417,027
Arisawa Manufacturing Co. Ltd.	47,550	468,926
Artience Co. Ltd.	64,443	1,336,245
Asahi Diamond Industrial Co. Ltd.	85,913	437,022
Asahi Yukizai Corp.	20,519	558,142
Asanuma Corp.	107,906	551,140
ASKA Pharmaceutical Holdings Co. Ltd.	37,093	600,244
ASKUL Corp.	66,114	711,105
Atom Corp. *(a)	205,201	924,361
Autobacs Seven Co. Ltd.	102,421	1,027,795
Avant Group Corp.	37,275	396,529
Avex, Inc.	59,403	522,419
Awa Bank Ltd.	60,707	1,188,939
Axial Retailing, Inc.	97,244	770,296
AZ-COM MARUWA Holdings, Inc.	97,722	719,904
Bando Chemical Industries Ltd.	43,584	491,130
Bank of Iwate Ltd.	27,873	577,569
Bank of Nagoya Ltd.	24,320	1,358,462
Bank of Saga Ltd.	21,810	332,829
Bank of the Ryukyus Ltd.	70,208	564,895
Base Co. Ltd.	17,800	426,820
Belc Co. Ltd.	16,563	811,535
Bell System24 Holdings, Inc.	57,062	493,131
Belluna Co. Ltd.	84,699	519,482
BML, Inc.	36,251	753,685
Broadleaf Co. Ltd.	149,592	730,880
BRONCO BILLY Co. Ltd. (a)	15,870	406,937
Bunka Shutter Co. Ltd.	99,987	1,488,424
C Uyemura & Co. Ltd.	20,573	1,313,125
Canon Electronics, Inc.	32,016	612,385
Carta Holdings, Inc.	35,173	380,262
Cawachi Ltd.	21,469	418,534
Central Automotive Products Ltd.	75,799	931,892
Central Glass Co. Ltd.	39,710	802,208
Change Holdings, Inc. (a)	70,542	583,226
Chiba Kogyo Bank Ltd.	85,232	695,820
Chiyoda Co. Ltd.	38,440	315,150
Chiyoda Corp. *	271,767	621,526
Chiyoda Integre Co. Ltd.	16,212	305,938
Chofu Seisakusho Co. Ltd.	30,698	389,323
Chori Co. Ltd.	20,628	548,955
Chubu Shiryo Co. Ltd.	47,046	499,168
Chubu Steel Plate Co. Ltd.	28,040	390,009
Chudenko Corp.	45,630	1,056,199
Chugoku Marine Paints Ltd.	76,925	1,187,234
Chuo Spring Co. Ltd.	32,520	368,483
Citizen Watch Co. Ltd.	361,934	2,172,181
CKD Corp.	104,628	1,685,128
CMK Corp.	133,373	313,340
COLOPL, Inc.	79,976	287,658
Colowide Co. Ltd.	188,977	2,380,957
Comforia Residential REIT, Inc.	1,313	2,579,684
Computer Engineering & Consulting Ltd.	44,282	707,984
Comture Corp.	40,010	479,970
Cosel Co. Ltd. (a)	57,148	436,447
CRE Logistics REIT, Inc.	1,084	1,111,082
Create Restaurants Holdings, Inc.	179,402	1,739,377
Create SD Holdings Co. Ltd. (a)	45,418	996,209

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CTI Engineering Co. Ltd.	37,852	675,484
Curves Holdings Co. Ltd.	108,756	514,027
Cybozu, Inc.	43,234	945,308
Dai Nippon Toryo Co. Ltd.	43,582	356,098
Dai-Dan Co. Ltd.	46,500	1,351,866
Daiei Kankyo Co. Ltd.	60,029	1,262,608
Daihen Corp.	34,884	1,477,121
Daiho Corp.	70,200	403,311
Daiichi Jitsugyo Co. Ltd.	47,430	733,333
Daiichikosho Co. Ltd.	137,144	1,489,342
Daiki Aluminium Industry Co. Ltd.	48,154	318,702
Daikoku Denki Co. Ltd.	15,336	225,956
Daikokutenbussan Co. Ltd.	9,089	480,606
Daikyonishikawa Corp.	103,421	461,576
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	26,013	564,266
Daio Paper Corp.	155,288	895,385
Daiseki Co. Ltd.	71,882	1,763,486
Daishi Hokuetsu Financial Group, Inc.	148,770	3,428,118
Daito Pharmaceutical Co. Ltd.	48,908	333,860
Daiwa Industries Ltd.	46,415	532,681
Daiwabo Holdings Co. Ltd.	137,732	2,327,112
DCM Holdings Co. Ltd.	217,973	1,984,937
DeNA Co. Ltd.	154,634	2,985,086
Denyo Co. Ltd.	24,509	456,906
Digital Arts, Inc.	17,291	873,567
Digital Garage, Inc.	53,279	1,822,183
Dip Corp.	57,167	887,843
Doshisha Co. Ltd.	37,812	601,397
Doutor Nichires Holdings Co. Ltd.	44,550	815,080
DTS Corp.	68,343	2,346,856
Duskin Co. Ltd.	72,608	1,885,458
DyDo Group Holdings, Inc.	31,880	592,330
Eagle Industry Co. Ltd.	47,681	634,777
Earth Corp.	28,225	981,943
EDION Corp.	132,234	1,745,769
eGuarantee, Inc.	60,835	670,347
Ehime Bank Ltd.	58,615	416,778
Eiken Chemical Co. Ltd.	55,420	783,896
Eizo Corp.	67,098	963,027
Elecom Co. Ltd.	75,073	892,271
EM Systems Co. Ltd.	60,020	314,877
en Japan, Inc.	47,536	568,607
Enplas Corp.	11,870	317,120
eRex Co. Ltd.	97,820	527,419
ES-Con Japan Ltd.	67,971	464,461
ESCON Japan REIT Investment Corp.	612	491,568
ESPEC Corp.	32,963	637,124
euglena Co. Ltd. *(a)	186,065	558,343
Exedy Corp.	51,635	1,544,094
FCC Co. Ltd.	60,766	1,187,989
Ferrotec Holdings Corp. (a)	81,594	1,502,445
FIDEA Holdings Co. Ltd.	32,429	333,965
Financial Partners Group Co. Ltd.	100,985	1,623,654
First Bank of Toyama Ltd.	98,168	666,722
Fixstars Corp.	36,306	553,541
France Bed Holdings Co. Ltd.	55,715	487,668
Fudo Tetra Corp.	24,180	371,845
Fuji Co. Ltd.	56,524	795,986
Fuji Corp.	149,546	2,403,390
Fuji Kyuko Co. Ltd.	64,220	950,204
Fuji Seal International, Inc.	75,748	1,353,852
Fujibo Holdings, Inc.	15,750	570,862
Fujicco Co. Ltd.	37,994	424,189
Fujimi, Inc.	108,012	1,413,262
Fujio Food Group, Inc. (a)	46,549	396,793
Fujita Kanko, Inc.	13,981	926,285
Fujiya Co. Ltd.	19,612	323,888
Fukuda Corp.	11,202	388,939
SECURITY	NUMBER OF SHARES	VALUE ($)
Fukuda Denshi Co. Ltd.	20,274	927,325
Fukui Bank Ltd.	33,881	423,351
Fukuoka REIT Corp.	1,502	1,710,237
Fukuyama Transporting Co. Ltd.	52,093	1,178,722
FULLCAST Holdings Co. Ltd.	34,539	431,334
Funai Soken Holdings, Inc.	68,334	1,125,679
Furukawa Co. Ltd.	54,910	857,356
Furuno Electric Co. Ltd.	43,163	867,478
Furuya Metal Co. Ltd.	29,688	567,857
Fuso Chemical Co. Ltd.	34,328	915,921
Futaba Industrial Co. Ltd.	103,181	534,872
Future Corp.	65,657	979,656
Gakken Holdings Co. Ltd.	63,784	420,379
Galilei Co. Ltd.	45,102	964,272
Genki Global Dining Concepts Corp.	19,499	526,343
Genky DrugStores Co. Ltd.	32,804	820,697
Geo Holdings Corp.	42,031	477,416
Gift Holdings, Inc.	15,836	394,542
giftee, Inc.	43,408	526,750
Global One Real Estate Investment Corp.	1,724	1,486,300
GLOBERIDE, Inc.	34,707	490,918
Glory Ltd.	87,606	1,873,607
GMO Financial Holdings, Inc.	61,224	342,832
Godo Steel Ltd.	16,900	442,132
Goldcrest Co. Ltd.	27,112	662,322
GREE Holdings, Inc.	122,997	446,657
gremz, Inc.	27,521	468,426
G-Tekt Corp.	37,780	453,480
GungHo Online Entertainment, Inc.	79,218	1,519,633
Gunze Ltd.	54,540	1,277,558
H.U. Group Holdings, Inc.	92,732	1,991,590
H2O Retailing Corp.	172,199	2,359,315
Hakuto Co. Ltd.	18,599	502,049
Halows Co. Ltd.	15,052	491,841
Hamakyorex Co. Ltd.	110,996	989,229
Hankyu Hanshin REIT, Inc.	1,237	1,268,762
Hanwa Co. Ltd.	66,220	2,413,924
Happinet Corp.	27,275	982,917
Hazama Ando Corp.	280,583	2,817,594
Health Care & Medical Investment Corp.	654	509,440
Heiwa Real Estate Co. Ltd.	48,129	1,487,615
Heiwa Real Estate REIT, Inc.	1,918	1,697,416
Heiwado Co. Ltd.	57,266	1,091,386
Hibiya Engineering Ltd.	32,201	760,979
Hiday Hidaka Corp.	48,249	1,071,680
HI-LEX Corp.	47,559	538,889
Hioki EE Corp.	16,211	643,744
Hirata Corp.	44,298	580,530
HIS Co. Ltd.	72,599	814,063
Hisaka Works Ltd.	36,442	346,754
Hochiki Corp.	25,768	505,377
Hogy Medical Co. Ltd.	30,366	807,052
Hokkaido Electric Power Co., Inc.	325,003	1,598,268
Hokkaido Gas Co. Ltd.	99,264	378,358
Hokkoku Financial Holdings, Inc.	37,382	1,283,675
Hokuetsu Corp. (a)	244,315	1,708,402
Hokuhoku Financial Group, Inc.	199,820	3,858,751
Hokuriku Electric Power Co.	306,212	1,485,063
Hokuto Corp.	41,148	512,158
Honeys Holdings Co. Ltd.	27,290	288,040
Hoosiers Holdings Co. Ltd.	44,424	366,980
Hoshino Resorts REIT, Inc.	1,086	1,785,226
Hosiden Corp.	77,664	1,173,343
Hosokawa Micron Corp.	23,020	634,946
Hulic Reit, Inc.	2,275	2,385,443
Hyakugo Bank Ltd.	378,493	1,857,119
Hyakujushi Bank Ltd.	45,754	1,277,859
Ichibanya Co. Ltd. (a)	143,277	903,580
Ichigo Office REIT Investment Corp.	1,867	1,114,028

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ichigo, Inc.	372,547	986,264
Ichiyoshi Securities Co. Ltd.	60,998	363,126
Icom, Inc.	16,202	340,782
Idec Corp.	44,764	716,931
IDOM, Inc.	94,959	675,858
Iino Kaiun Kaisha Ltd.	145,576	997,780
I'll, Inc.	31,460	573,407
Imperial Hotel Ltd. (a)	63,428	416,274
Inaba Denki Sangyo Co. Ltd.	92,765	2,496,320
Inabata & Co. Ltd.	80,517	1,771,659
Ines Corp.	32,653	379,494
Infomart Corp.	364,005	1,056,988
Insource Co. Ltd.	72,362	506,501
Iriso Electronics Co. Ltd.	29,996	542,982
Ise Chemicals Corp. (a)	3,319	576,187
Ishihara Sangyo Kaisha Ltd.	60,249	776,625
Istyle, Inc.	115,661	417,612
Itochu Enex Co. Ltd.	79,923	934,406
Itochu-Shokuhin Co. Ltd.	10,056	696,209
Itoki Corp.	77,874	1,098,261
Iwaki Co. Ltd.	26,264	467,053
J Trust Co. Ltd.	143,870	412,781
JAC Recruitment Co. Ltd.	111,190	702,764
Jaccs Co. Ltd.	46,799	1,315,153
JAFCO Group Co. Ltd.	89,517	1,508,752
Japan Aviation Electronics Industry Ltd.	56,284	979,446
Japan Elevator Service Holdings Co. Ltd.	106,940	2,675,445
Japan Excellent, Inc.	2,208	2,001,500
Japan Investment Adviser Co. Ltd.	58,954	704,776
Japan Lifeline Co. Ltd.	85,341	859,354
Japan Material Co. Ltd.	100,639	1,035,718
Japan Petroleum Exploration Co. Ltd.	260,351	1,807,905
Japan Pulp & Paper Co. Ltd.	139,562	575,483
Japan Securities Finance Co. Ltd.	141,036	1,686,040
Japan Transcity Corp.	84,669	548,050
Japan Wool Textile Co. Ltd. (a)	94,977	985,346
JBCC Holdings, Inc.	92,478	888,922
JCR Pharmaceuticals Co. Ltd.	126,290	473,495
JCU Corp.	38,894	865,240
JDC Corp.	104,120	337,698
JINS Holdings, Inc.	26,971	1,592,522
JM Holdings Co. Ltd.	24,171	409,564
J-Oil Mills, Inc.	30,695	418,428
Joshin Denki Co. Ltd.	38,244	603,232
Joyful Honda Co. Ltd.	94,282	1,342,079
JP-Holdings, Inc.	102,614	401,794
JSB Co. Ltd.	20,302	514,251
JSP Corp.	19,440	248,970
Juroku Financial Group, Inc.	61,587	2,104,189
JVCKenwood Corp.	256,861	2,096,080
K&O Energy Group, Inc.	24,691	504,788
Kaga Electronics Co. Ltd.	59,598	1,100,722
Kaken Pharmaceutical Co. Ltd.	64,297	1,712,864
Kameda Seika Co. Ltd.	24,368	640,041
Kamei Corp.	43,828	718,646
Kanadevia Corp.	290,917	1,905,240
Kanagawa Chuo Kotsu Co. Ltd.	13,296	339,553
Kanamoto Co. Ltd.	56,433	1,290,612
Kanematsu Corp.	145,488	2,759,125
Kanto Denka Kogyo Co. Ltd.	78,627	461,534
Kappa Create Co. Ltd.	41,169	423,687
Kasumigaseki Capital Co. Ltd.	11,671	1,097,581
Katakura Industries Co. Ltd.	34,776	528,286
Katitas Co. Ltd.	87,708	1,341,499
Kato Sangyo Co. Ltd.	45,372	1,666,528
Kawada Technologies, Inc.	21,572	544,177
KeePer Technical Laboratory Co. Ltd.	20,245	565,420
Keihanshin Building Co. Ltd.	59,027	615,244
Keiyo Bank Ltd.	176,827	1,181,338
SECURITY	NUMBER OF SHARES	VALUE ($)
Kenko Mayonnaise Co. Ltd.	21,738	277,647
Key Coffee, Inc.	28,119	389,353
KH Neochem Co. Ltd.	62,302	1,067,763
Kintetsu Department Store Co. Ltd.	17,984	227,456
Kisoji Co. Ltd.	40,124	650,126
Kissei Pharmaceutical Co. Ltd.	64,908	1,929,764
Ki-Star Real Estate Co. Ltd. (a)	16,092	543,110
Kitz Corp.	128,714	1,040,987
Kiyo Bank Ltd.	107,611	1,936,021
Koa Corp.	52,005	302,021
Koatsu Gas Kogyo Co. Ltd.	57,608	412,013
Kohnan Shoji Co. Ltd.	41,167	1,059,880
Kojima Co. Ltd.	40,728	294,392
Komatsu Matere Co. Ltd.	46,308	235,239
KOMEDA Holdings Co. Ltd.	55,675	1,092,703
Komehyo Holdings Co. Ltd.	19,824	393,746
Komeri Co. Ltd.	50,874	1,017,515
Komori Corp.	77,334	772,831
Konishi Co. Ltd.	104,888	806,132
Konoike Transport Co. Ltd.	50,720	1,000,375
Kosaido Holdings Co. Ltd.	221,034	701,574
Koshidaka Holdings Co. Ltd.	79,674	616,763
KPP Group Holdings Co. Ltd.	80,752	404,054
Krosaki Harima Corp.	28,412	571,804
Kumagai Gumi Co. Ltd.	59,143	1,698,934
Kumiai Chemical Industry Co. Ltd.	164,973	923,789
Kura Sushi, Inc.	34,630	765,582
Kurabo Industries Ltd.	23,407	1,154,980
Kureha Corp.	76,840	1,791,930
Kurimoto Ltd.	18,590	713,736
KYB Corp.	68,286	1,481,238
Kyodo Printing Co. Ltd.	36,590	322,551
Kyoei Steel Ltd.	38,656	521,325
Kyokuto Kaihatsu Kogyo Co. Ltd.	53,219	946,394
Kyokuto Securities Co. Ltd.	36,200	362,263
Kyokuyo Co. Ltd.	19,132	594,664
Kyorin Pharmaceutical Co. Ltd.	72,867	760,004
Kyoritsu Maintenance Co. Ltd.	86,332	2,083,288
Kyosan Electric Manufacturing Co. Ltd.	95,293	319,636
LEC, Inc.	50,180	415,573
Leopalace21 Corp.	419,994	1,894,841
Life Corp.	71,494	1,004,815
Lifedrink Co., Inc.	61,562	863,092
Link & Motivation, Inc.	105,828	380,642
Lintec Corp.	86,246	1,714,221
M&A Capital Partners Co. Ltd.	22,375	426,427
M&A Research Institute Holdings, Inc. *(a)	47,654	471,603
Macromill, Inc.	21,547	189,793
Maeda Kosen Co. Ltd.	81,250	1,199,366
Makino Milling Machine Co. Ltd.	39,803	3,092,218
Management Solutions Co. Ltd.	25,812	401,236
Mandom Corp.	64,019	594,071
Mani, Inc.	108,500	906,830
Mars Group Holdings Corp.	23,774	468,412
Marudai Food Co. Ltd.	36,057	456,038
Maruha Nichiro Corp.	60,697	1,312,834
MARUKA FURUSATO Corp.	31,860	503,639
Marusan Securities Co. Ltd.	98,455	601,804
Maruzen Showa Unyu Co. Ltd.	28,439	1,251,517
Matsuda Sangyo Co. Ltd.	22,680	522,617
Matsuya Co. Ltd.	68,902	520,484
Matsuyafoods Holdings Co. Ltd.	14,388	560,384
Max Co. Ltd.	61,687	2,017,829
Maxell Ltd.	71,399	892,642
MCJ Co. Ltd.	111,099	1,017,865
MEC Co. Ltd.	23,302	419,709
Medley, Inc. *	40,621	854,394
Megachips Corp.	24,151	819,288

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Megmilk Snow Brand Co. Ltd.	73,003	1,426,213
Meidensha Corp.	71,185	2,155,851
Meiko Electronics Co. Ltd.	35,049	1,408,810
Meisei Industrial Co. Ltd.	66,217	675,960
MEITEC Group Holdings, Inc.	120,231	2,684,669
Menicon Co. Ltd.	90,916	685,517
Metaplanet, Inc. *(a)	552,298	4,084,008
METAWATER Co. Ltd.	37,692	560,045
Micronics Japan Co. Ltd.	61,105	1,547,793
Midac Holdings Co. Ltd.	20,606	300,318
Mie Kotsu Group Holdings, Inc.	106,647	367,328
Milbon Co. Ltd.	32,722	566,929
Mirai Corp.	3,463	1,027,176
Mirai Industry Co. Ltd.	21,100	508,874
Mirait One Corp.	150,065	2,655,088
Mirarth Holdings, Inc.	143,232	387,127
Miroku Jyoho Service Co. Ltd.	30,891	379,996
Mitani Sekisan Co. Ltd.	18,041	910,208
Mitsuba Corp.	62,958	361,705
Mitsubishi Estate Logistics REIT Investment Corp.	2,691	2,180,103
Mitsubishi Logisnext Co. Ltd.	120,451	1,834,792
Mitsubishi Pencil Co. Ltd.	74,929	1,096,712
Mitsubishi Research Institute, Inc.	11,084	355,269
Mitsubishi Shokuhin Co. Ltd.	30,729	1,345,904
Mitsuboshi Belting Ltd.	33,971	842,830
Mitsui DM Sugar Co. Ltd.	28,339	614,720
Mitsui E&S Co. Ltd.	167,887	2,740,039
Mitsui High-Tec, Inc.	202,938	1,022,460
Mitsui-Soko Holdings Co. Ltd.	114,546	3,024,500
Mitsuuroko Group Holdings Co. Ltd.	74,829	997,236
MIXI, Inc.	62,700	1,449,146
Miyaji Engineering Group, Inc.	39,963	507,933
Miyakoshi Holdings, Inc. *(a)	33,352	265,808
Miyazaki Bank Ltd.	25,400	606,417
Mizuho Leasing Co. Ltd.	263,005	1,955,746
Mizuno Corp.	101,760	1,945,002
Mochida Pharmaceutical Co. Ltd.	40,759	845,433
Modec, Inc.	83,867	2,940,968
Monex Group, Inc.	308,911	1,571,369
Monogatari Corp.	66,721	1,657,679
Mori Trust Reit, Inc.	4,697	2,158,156
Moriroku Co. Ltd.	23,569	423,865
Morita Holdings Corp.	69,089	1,016,979
MOS Food Services, Inc.	43,384	1,101,926
MTI Ltd.	49,452	283,082
m-up Holdings, Inc.	42,622	628,275
Murakami Corp.	12,866	539,446
Musashi Seimitsu Industry Co. Ltd.	80,495	1,597,125
Musashino Bank Ltd.	55,825	1,263,167
Nachi-Fujikoshi Corp.	27,214	577,115
Nafco Co. Ltd.	31,830	386,032
Nagaileben Co. Ltd.	43,420	594,300
Nagawa Co. Ltd.	18,756	799,400
Nakanishi, Inc.	123,076	1,653,011
Namura Shipbuilding Co. Ltd.	99,836	1,469,570
Nanto Bank Ltd.	48,553	1,376,221
NEC Capital Solutions Ltd.	13,950	367,372
Neturen Co. Ltd.	54,169	410,317
Nextage Co. Ltd.	68,026	782,585
Nichicon Corp.	108,666	895,415
Nichiden Corp.	35,088	665,552
Nichiha Corp.	50,287	1,068,157
Nichireki Group Co. Ltd.	48,603	847,129
Nihon Nohyaku Co. Ltd.	61,596	342,781
Nihon Parkerizing Co. Ltd.	165,857	1,428,741
Nikkiso Co. Ltd.	108,164	904,771
Nikkon Holdings Co. Ltd.	196,910	4,383,207
Nippn Corp.	88,680	1,340,387
SECURITY	NUMBER OF SHARES	VALUE ($)
Nippon Beet Sugar Manufacturing Co. Ltd.	18,172	293,432
Nippon Carbon Co. Ltd.	17,181	517,353
Nippon Ceramic Co. Ltd.	23,744	471,276
Nippon Denko Co. Ltd.	204,541	358,632
Nippon Densetsu Kogyo Co. Ltd.	61,019	1,019,133
Nippon Fine Chemical Co. Ltd.	24,066	373,761
Nippon Gas Co. Ltd.	194,062	3,471,181
Nippon Kanzai Holdings Co. Ltd.	31,385	593,791
Nippon Light Metal Holdings Co. Ltd.	106,485	1,196,983
Nippon Paper Industries Co. Ltd.	168,377	1,246,243
Nippon Parking Development Co. Ltd., Class C	276,400	467,387
NIPPON REIT Investment Corp.	3,160	1,898,694
Nippon Road Co. Ltd.	30,468	530,833
Nippon Seiki Co. Ltd.	84,109	820,718
Nippon Sheet Glass Co. Ltd. *	166,902	504,309
Nippon Signal Co. Ltd.	101,521	744,372
Nippon Soda Co. Ltd.	89,768	1,841,459
Nippon Thompson Co. Ltd.	88,508	318,959
Nippon Yakin Kogyo Co. Ltd.	23,217	630,726
Nishimatsu Construction Co. Ltd.	48,062	1,612,115
Nishimatsuya Chain Co. Ltd.	81,011	1,176,749
Nishi-Nippon Financial Holdings, Inc.	250,564	3,736,884
Nishi-Nippon Railroad Co. Ltd.	116,570	1,767,999
Nishio Holdings Co. Ltd.	27,724	761,812
Nissan Shatai Co. Ltd.	114,098	874,544
Nissei ASB Machine Co. Ltd.	14,044	563,531
Nissha Co. Ltd.	70,440	635,105
Nisshin Oillio Group Ltd.	40,699	1,363,732
Nisshinbo Holdings, Inc.	235,319	1,511,443
Nissin Corp.	18,888	1,062,896
Nissui Corp.	498,362	2,924,999
Nitta Corp.	32,015	842,004
Nittetsu Mining Co. Ltd.	22,721	1,103,810
Nitto Boseki Co. Ltd.	47,984	1,729,213
Nitto Kogyo Corp.	43,805	918,328
Nittoku Co. Ltd.	27,386	358,517
Noevir Holdings Co. Ltd.	25,702	763,249
Nohmi Bosai Ltd.	38,897	993,350
Nojima Corp.	131,307	2,505,202
Nomura Co. Ltd.	136,594	826,408
Nomura Micro Science Co. Ltd. (a)	52,226	776,721
Noritake Co. Ltd.	42,720	1,104,304
Noritsu Koki Co. Ltd.	36,967	1,156,700
Noritz Corp.	58,607	772,518
North Pacific Bank Ltd.	486,824	1,926,446
NPR-RIKEN Corp.	41,568	696,569
NS United Kaiun Kaisha Ltd.	17,359	460,156
NSD Co. Ltd.	121,726	3,004,872
NTN Corp.	738,511	1,106,525
NTT UD REIT Investment Corp.	2,601	2,366,758
Nxera Pharma Co. Ltd. *	150,261	945,542
Obara Group, Inc.	17,194	417,651
Ogaki Kyoritsu Bank Ltd.	69,120	1,201,858
Ohsho Food Service Corp.	59,122	1,427,909
Oiles Corp.	48,453	704,490
Oisix ra daichi, Inc. *	43,484	472,524
Oita Bank Ltd.	25,580	639,079
Okabe Co. Ltd.	66,233	391,995
Okamoto Industries, Inc.	24,750	881,631
Okamura Corp.	127,547	1,943,767
Okasan Securities Group, Inc.	345,846	1,675,362
Oki Electric Industry Co. Ltd.	147,589	1,413,549
Okinawa Cellular Telephone Co.	38,020	1,255,520
Okinawa Electric Power Co., Inc.	76,372	471,586
Okinawa Financial Group, Inc.	35,307	695,398
Okumura Corp.	63,411	1,876,468
Okura Industrial Co. Ltd.	14,028	414,147

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Okuwa Co. Ltd.	60,929	379,605
One REIT, Inc.	459	783,476
Onoken Co. Ltd.	40,233	395,931
Onward Holdings Co. Ltd.	211,080	822,114
Open Up Group, Inc.	100,267	1,268,147
Optex Group Co. Ltd.	58,458	631,595
Optorun Co. Ltd.	57,988	607,227
Orient Corp.	103,464	600,872
Oriental Shiraishi Corp.	198,712	505,404
Osaka Organic Chemical Industry Ltd. (a)	31,479	546,702
Osaka Soda Co. Ltd.	191,008	2,139,152
Osaka Steel Co. Ltd.	20,708	362,797
OSAKA Titanium Technologies Co. Ltd. (a)	37,902	381,923
Osaki Electric Co. Ltd.	66,210	425,355
OSG Corp. (a)	128,332	1,471,022
Oyo Corp.	32,985	645,779
Pacific Industrial Co. Ltd.	79,131	719,497
Pack Corp.	27,248	593,887
PAL GROUP Holdings Co. Ltd.	77,918	1,916,968
Paramount Bed Holdings Co. Ltd.	91,060	1,570,098
Pasona Group, Inc.	32,557	514,883
Penta-Ocean Construction Co. Ltd.	471,102	2,855,114
PHC Holdings Corp.	58,040	374,478
Pigeon Corp.	193,016	2,493,377
PILLAR Corp.	28,168	734,970
Pilot Corp.	63,935	1,768,797
Piolax, Inc. (a)	50,989	701,079
PKSHA Technology, Inc. *(a)	28,432	657,131
Plus Alpha Consulting Co. Ltd.	41,878	601,056
Premium Group Co. Ltd.	59,783	842,708
Press Kogyo Co. Ltd.	132,273	504,177
Prestige International, Inc.	148,129	655,979
Prima Meat Packers Ltd.	51,724	815,497
Procrea Holdings, Inc.	48,921	511,942
Proto Corp.	22,201	321,564
Qol Holdings Co. Ltd.	43,151	571,180
Raito Kogyo Co. Ltd.	71,725	1,434,053
Raiznext Corp.	52,382	617,860
Raksul, Inc.	84,731	711,695
Remixpoint, Inc. *(a)	212,868	716,961
RENOVA, Inc. *	121,758	572,949
Restar Corp.	30,484	524,351
Retail Partners Co. Ltd.	57,158	529,215
Rheon Automatic Machinery Co. Ltd.	35,423	296,307
Ricoh Leasing Co. Ltd.	23,510	847,237
Riken Keiki Co. Ltd.	61,164	1,229,257
Riken Technos Corp.	63,723	478,712
Riken Vitamin Co. Ltd.	36,950	650,937
Ringer Hut Co. Ltd.	44,419	690,781
Riso Kagaku Corp.	70,096	546,991
Rock Field Co. Ltd. (a)	42,681	452,263
Roland Corp.	21,994	513,668
Round One Corp.	326,171	2,511,355
Royal Holdings Co. Ltd.	71,414	1,246,695
RS Technologies Co. Ltd.	25,888	528,004
Ryobi Ltd.	45,708	690,870
RYODEN Corp.	23,662	449,971
Ryoyo Ryosan Holdings, Inc.	33,249	581,590
S Foods, Inc.	32,566	589,955
S&B Foods, Inc.	35,220	723,951
Sagami Holdings Corp.	41,616	494,622
Saibu Gas Holdings Co. Ltd.	39,959	494,036
Saizeriya Co. Ltd.	46,871	1,624,138
Sakai Chemical Industry Co. Ltd.	25,020	455,335
Sakai Moving Service Co. Ltd.	31,320	546,979
Sakata INX Corp.	75,140	1,003,984
Sakata Seed Corp.	52,344	1,253,325
SECURITY	NUMBER OF SHARES	VALUE ($)
Sakura Internet, Inc. (a)	43,152	1,040,708
Sala Corp.	93,788	605,776
Samty Residential Investment Corp.	809	516,365
San ju San Financial Group, Inc.	43,403	828,085
San-A Co. Ltd.	63,198	1,300,794
San-Ai Obbli Co. Ltd.	91,834	1,108,029
Sangetsu Corp.	102,860	2,044,440
San-In Godo Bank Ltd.	266,312	2,321,775
Sankei Real Estate, Inc.	826	506,036
Sanken Electric Co. Ltd. *	38,540	2,013,337
Sanki Engineering Co. Ltd.	84,827	2,233,914
Sansan, Inc. *	138,640	1,936,992
Santec Holdings Corp.	12,500	427,510
Sanyo Chemical Industries Ltd.	18,064	461,944
Sanyo Denki Co. Ltd.	16,891	1,190,488
Sanyo Electric Railway Co. Ltd.	29,566	411,439
Sato Corp.	40,158	564,959
SBS Holdings, Inc.	29,796	559,804
Seika Corp.	17,432	572,630
Seikagaku Corp.	73,148	327,479
Seikitokyu Kogyo Co. Ltd.	40,300	403,293
Seiko Group Corp.	57,028	1,616,442
Seiren Co. Ltd.	81,812	1,401,001
Sekisui Jushi Corp.	46,260	617,783
Senko Group Holdings Co. Ltd.	224,961	2,789,114
Senshu Electric Co. Ltd.	22,001	728,818
Senshu Ikeda Holdings, Inc.	493,144	1,859,180
Septeni Holdings Co. Ltd.	176,870	469,463
Seria Co. Ltd.	94,700	1,735,242
Shibaura Machine Co. Ltd.	40,212	934,968
Shibaura Mechatronics Corp.	15,144	858,505
Shibusawa Logistics Corp.	19,930	541,430
Shibuya Corp.	37,896	873,240
Shiga Bank Ltd.	72,135	3,079,466
Shikoku Bank Ltd.	60,179	478,780
Shikoku Kasei Holdings Corp.	54,142	727,547
Shima Seiki Manufacturing Ltd.	50,392	306,972
Shin Nippon Air Technologies Co. Ltd.	54,536	848,871
Shin Nippon Biomedical Laboratories Ltd.	33,286	312,802
Shinagawa Refractories Co. Ltd.	43,702	509,420
Shin-Etsu Polymer Co. Ltd.	66,358	774,433
Shinko Shoji Co. Ltd.	52,960	341,334
Shinmaywa Industries Ltd.	90,557	886,146
Shinnihon Corp.	43,204	487,147
Shinsho Corp.	24,438	332,287
Shinwa Co. Ltd.	19,855	411,424
Shizuoka Gas Co. Ltd.	62,733	476,492
Shochiku Co. Ltd.	17,808	1,648,809
Shoei Co. Ltd.	89,361	998,921
Shoei Foods Corp. (a)	22,326	625,861
Shofu, Inc.	44,572	651,151
Showa Sangyo Co. Ltd.	42,128	845,509
SIGMAXYZ Holdings, Inc.	123,481	1,019,203
Siix Corp.	59,379	477,353
Simplex Holdings, Inc.	83,717	2,175,673
Sinanen Holdings Co. Ltd.	17,040	746,338
Sinfonia Technology Co. Ltd.	44,061	2,397,026
Sinko Industries Ltd.	93,591	791,303
Sintokogio Ltd.	88,151	509,497
SKY Perfect JSAT Holdings, Inc.	268,368	2,343,419
SMS Co. Ltd.	119,684	1,199,785
Sodick Co. Ltd.	81,964	515,204
Softcreate Holdings Corp.	25,284	356,582
Software Service, Inc.	4,348	392,328
SOSiLA Logistics REIT, Inc.	1,266	965,106
Sparx Group Co. Ltd.	35,101	368,780
SRA Holdings	16,342	526,632
SRE Holdings Corp.	17,064	461,796

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ST Corp.	29,342	311,935
St. Marc Holdings Co. Ltd.	23,669	390,724
Star Asia Investment Corp.	4,390	1,712,859
Star Micronics Co. Ltd.	60,220	712,398
Starts Corp., Inc.	59,558	1,750,067
Starts Proceed Investment Corp.	443	533,276
Starzen Co. Ltd.	86,891	675,039
Stella Chemifa Corp.	15,120	395,041
Strike Co. Ltd.	25,921	651,191
Sumida Corp.	65,254	457,653
Sumitomo Densetsu Co. Ltd.	25,743	1,150,715
Sumitomo Mitsui Construction Co. Ltd.	258,101	1,064,279
Sumitomo Osaka Cement Co. Ltd.	58,157	1,550,907
Sumitomo Pharma Co. Ltd. *	304,078	1,601,575
Sumitomo Riko Co. Ltd.	62,634	749,637
Sumitomo Seika Chemicals Co. Ltd.	14,698	459,901
Sumitomo Warehouse Co. Ltd.	99,380	2,066,184
Sun Corp.	31,341	1,272,797
Sun Frontier Fudousan Co. Ltd.	48,977	703,623
Suruga Bank Ltd.	256,397	2,370,377
SWCC Corp.	50,999	2,474,050
Systena Corp.	449,128	1,238,802
T Hasegawa Co. Ltd.	36,972	747,409
Tachibana Eletech Co. Ltd.	29,004	513,969
Tachi-S Co. Ltd.	49,074	587,344
Tadano Ltd.	203,643	1,390,974
Taihei Dengyo Kaisha Ltd.	27,302	963,077
Taikisha Ltd.	105,474	1,784,276
Taiyo Holdings Co. Ltd.	60,336	2,487,953
Takamatsu Construction Group Co. Ltd.	25,247	491,835
Takara Bio, Inc.	81,108	444,620
Takara Leben Real Estate Investment Corp.	1,594	962,177
Takara Standard Co. Ltd.	80,869	1,295,182
Takasago International Corp.	25,584	1,170,203
Takeuchi Manufacturing Co. Ltd.	63,255	2,047,201
Taki Chemical Co. Ltd.	10,534	212,658
Takuma Co. Ltd.	119,788	1,688,546
Tama Home Co. Ltd. (a)	22,659	560,606
Tamron Co. Ltd.	58,136	1,398,052
Tamura Corp.	131,124	408,925
Tanseisha Co. Ltd.	75,593	567,884
Tayca Corp.	31,384	304,281
TDC Soft, Inc.	54,400	503,302
TechMatrix Corp.	41,851	614,300
Teikoku Electric Manufacturing Co. Ltd.	28,497	624,072
Teikoku Sen-I Co. Ltd.	38,848	725,295
Tekken Corp.	19,936	369,996
TKC Corp.	51,369	1,512,999
Toa Corp.	113,864	1,182,869
TOA ROAD Corp.	66,448	701,804
Toagosei Co. Ltd.	170,646	1,658,623
TOC Co. Ltd.	84,669	390,794
Tocalo Co. Ltd.	91,862	1,143,381
Tochigi Bank Ltd.	171,200	441,362
Toei Co. Ltd.	59,282	1,988,460
Toenec Corp.	69,385	569,333
Toho Bank Ltd.	379,085	895,859
Toho Holdings Co. Ltd.	101,339	3,205,317
Toho Titanium Co. Ltd.	59,682	471,930
Tohokushinsha Film Corp. (a)	161,760	617,691
Tokai Corp.	36,145	551,337
TOKAI Holdings Corp.	220,843	1,509,070
Tokai Rika Co. Ltd.	83,132	1,267,476
Tokai Tokyo Financial Holdings, Inc.	390,249	1,300,875
Token Corp.	12,965	1,205,796
Tokushu Tokai Paper Co. Ltd.	18,944	475,257
Tokuyama Corp.	126,609	2,475,235
Tokyo Electron Device Ltd.	30,691	600,441
SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Kiraboshi Financial Group, Inc.	46,315	1,810,296
Tokyo Steel Manufacturing Co. Ltd.	135,899	1,451,335
Tokyotokeiba Co. Ltd.	26,737	833,823
Tokyu Construction Co. Ltd.	121,046	765,057
Tokyu REIT, Inc.	1,700	2,179,563
Tomoku Co. Ltd.	18,962	372,157
TOMONY Holdings, Inc.	326,744	1,218,256
Topcon Corp.	188,799	4,262,844
Topre Corp.	71,719	891,673
Topy Industries Ltd.	29,330	463,849
Torii Pharmaceutical Co. Ltd.	22,572	991,763
Torishima Pump Manufacturing Co. Ltd.	36,684	497,018
Tosei Corp.	47,005	825,466
Tosei REIT Investment Corp.	536	480,299
Toshiba TEC Corp.	43,249	886,291
Totech Corp.	42,400	862,428
Totetsu Kogyo Co. Ltd.	49,135	1,186,704
Towa Corp. (a)	127,511	1,363,522
Towa Pharmaceutical Co. Ltd.	46,891	992,772
Toyo Construction Co. Ltd.	129,416	1,290,617
Toyo Corp.	32,966	320,990
Toyo Gosei Co. Ltd. (a)	12,162	390,664
Toyo Kanetsu KK	11,950	310,562
Toyo Tanso Co. Ltd.	25,301	745,204
Toyobo Co. Ltd.	156,614	976,836
TPR Co. Ltd.	45,185	618,145
Transaction Co. Ltd.	37,866	645,030
Transcosmos, Inc.	41,575	968,100
TRE Holdings Corp.	72,822	679,796
Tri Chemical Laboratories, Inc.	47,194	929,195
Trusco Nakayama Corp.	69,121	982,003
TSI Holdings Co. Ltd.	105,522	801,498
Tsubakimoto Chain Co.	155,436	1,963,754
Tsuburaya Fields Holdings, Inc.	70,393	938,606
Tsugami Corp.	66,679	863,669
Tsukishima Holdings Co. Ltd.	61,915	871,903
Tsurumi Manufacturing Co. Ltd.	36,173	909,997
TV Asahi Holdings Corp.	35,911	649,556
UACJ Corp.	50,138	1,697,385
Uchida Yoko Co. Ltd.	15,672	978,584
U-Next Holdings Co. Ltd.	86,106	1,297,304
Union Tool Co.	16,278	503,135
Unipres Corp.	67,777	464,075
United Arrows Ltd.	46,668	683,065
United Super Markets Holdings, Inc.	150,307	943,748
Universal Entertainment Corp. (a)	39,654	285,805
UT Group Co. Ltd.	52,144	908,848
Valor Holdings Co. Ltd.	80,353	1,359,867
Valqua Ltd.	26,119	556,609
Vector, Inc.	42,486	276,478
Vision, Inc.	65,879	545,130
Visional, Inc. *	41,464	2,602,869
Vital KSK Holdings, Inc.	69,902	610,876
VT Holdings Co. Ltd.	148,976	494,539
Wacoal Holdings Corp.	71,546	2,454,862
Wacom Co. Ltd.	237,519	1,061,712
Wakita & Co. Ltd.	71,985	872,530
Warabeya Nichiyo Holdings Co. Ltd.	23,634	371,147
Weathernews, Inc.	19,910	549,855
Wellneo Sugar Co. Ltd.	23,584	367,583
West Holdings Corp.	38,472	421,260
WingArc1st, Inc.	33,743	885,112
World Co. Ltd.	32,561	567,750
Xebio Holdings Co. Ltd.	50,338	398,392
Yahagi Construction Co. Ltd.	43,590	510,531
YAMABIKO Corp.	56,876	835,235
Yamae Group Holdings Co. Ltd.	37,223	606,475
Yamagata Bank Ltd.	57,915	601,245
Yamaichi Electronics Co. Ltd.	36,684	604,049

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamanashi Chuo Bank Ltd.	49,337	861,974
Yamashin-Filter Corp.	64,566	257,736
Yamazen Corp.	111,445	1,014,084
Yellow Hat Ltd.	128,938	1,352,868
Yodogawa Steel Works Ltd.	49,820	1,923,126
Yokogawa Bridge Holdings Corp.	52,838	934,492
Yokorei Co. Ltd.	75,549	458,127
Yokowo Co. Ltd.	38,883	335,758
Yondenko Corp.	46,408	418,105
Yondoshi Holdings, Inc.	41,570	509,344
Yonex Co. Ltd.	110,013	2,175,176
Yoshinoya Holdings Co. Ltd. (a)	114,484	2,546,822
Yuasa Trading Co. Ltd.	27,910	874,273
Yukiguni Factory Co. Ltd.	31,846	240,564
Yurtec Corp.	61,125	831,549
Zacros Corp.	32,239	843,426
Zenrin Co. Ltd.	57,311	459,537
ZERIA Pharmaceutical Co. Ltd.	67,300	1,014,432
ZIGExN Co. Ltd.	93,056	299,234
Zojirushi Corp. (a)	84,441	794,112
Zuken, Inc.	28,153	1,012,607
		778,990,293

Netherlands 1.5%
Allfunds Group PLC	588,270	3,689,781
Aperam SA	77,581	2,355,095
Arcadis NV	132,271	6,829,308
Basic-Fit NV *(a)	93,943	2,463,588
Brunel International NV (a)	36,098	370,052
Corbion NV	102,649	2,217,610
Eurocommercial Properties NV	75,749	2,356,238
Flow Traders Ltd.	60,761	2,021,083
Fugro NV	204,832	2,597,423
Galapagos NV *(a)	88,655	2,582,566
Just Eat Takeaway.com NV *	337,304	7,453,625
Koninklijke BAM Groep NV	489,068	4,089,155
NSI NV	37,768	977,576
OCI NV *	199,482	1,733,567
PostNL NV (a)	701,585	761,430
SBM Offshore NV	244,676	5,616,479
Signify NV	228,304	5,582,784
Sligro Food Group NV	51,734	805,790
TKH Group NV	72,664	3,136,339
TomTom NV *(a)	125,226	685,225
Van Lanschot Kempen NV	55,823	3,460,170
Wereldhave NV	65,138	1,285,215
		63,070,099

New Zealand 0.4%
Argosy Property Ltd.	1,572,189	976,222
Freightways Group Ltd.	301,217	1,951,281
Genesis Energy Ltd.	1,058,990	1,435,252
Goodman Property Trust	1,874,711	2,137,855
Kiwi Property Group Ltd.	2,924,198	1,571,303
Oceania Healthcare Ltd. *	1,321,341	497,011
Precinct Properties Group	2,434,893	1,686,353
Scales Corp. Ltd.	196,142	525,808
SKY Network Television Ltd.	251,663	404,187
SKYCITY Entertainment Group Ltd. *	1,366,446	775,045
Stride Property Group	931,871	628,702
Summerset Group Holdings Ltd.	420,126	2,771,740
Vector Ltd.	450,843	1,114,388
		16,475,147

SECURITY	NUMBER OF SHARES	VALUE ($)
Norway 2.5%
Aker Solutions ASA	459,702	1,500,072
Atea ASA *	151,587	2,160,198
Austevoll Seafood ASA	156,822	1,422,843
AutoStore Holdings Ltd. *	1,924,381	1,007,663
Bakkafrost P	93,295	4,337,328
Bluenord ASA *	47,844	2,758,119
Bonheur ASA	35,203	807,965
Borregaard ASA	178,126	3,267,135
BW Energy Ltd. *	140,620	433,539
BW LPG Ltd.	156,200	1,596,069
BW Offshore Ltd.	159,308	523,899
Cadeler AS *	387,406	1,935,675
Crayon Group Holding ASA *	148,398	2,068,275
DNO ASA	1,557,138	1,854,761
DOF Group ASA	445,164	3,875,576
Elkem ASA *	516,194	993,269
Entra ASA *	132,256	1,540,397
Europris ASA	296,761	2,312,012
FLEX LNG Ltd.	56,260	1,338,062
Frontline PLC (a)	259,895	4,695,695
Golden Ocean Group Ltd.	217,967	1,677,875
Grieg Seafood ASA (a)	88,160	583,295
Hafnia Ltd.	506,309	2,552,073
Hexagon Composites ASA *	248,125	429,847
Hoegh Autoliners ASA (a)	226,199	1,880,721
Leroy Seafood Group ASA	504,584	2,200,639
MPC Container Ships ASA	659,696	1,036,954
NEL ASA *(a)	2,904,296	620,817
Nordic Semiconductor ASA *	345,886	4,235,069
Protector Forsikring ASA	115,659	4,578,974
Scatec ASA *	224,477	1,922,428
SpareBank 1 SMN	225,731	4,253,852
SpareBank 1 Sor-Norge ASA	431,221	7,504,157
Stolt-Nielsen Ltd.	38,828	970,971
Storebrand ASA	765,707	10,019,920
Subsea 7 SA	419,736	7,139,967
TGS ASA	353,159	2,903,486
TOMRA Systems ASA	426,142	6,356,375
Veidekke ASA	195,295	2,943,622
Wallenius Wilhelmsen ASA	185,421	1,448,212
Wilh Wilhelmsen Holding ASA, Class A	22,768	911,420
		106,599,226

Poland 1.4%
Alior Bank SA *	166,414	4,619,710
Asseco Poland SA	91,622	4,492,342
Bank Handlowy w Warszawie SA	61,821	1,981,151
Bank Millennium SA *	1,099,057	4,267,613
Benefit Systems SA	4,177	3,441,280
Budimex SA *	23,242	3,871,856
CCC SA *	92,714	5,407,522
CD Projekt SA	135,608	8,032,435
Cyfrowy Polsat SA *	267,079	1,191,123
Enea SA *	467,975	2,148,320
Grupa Azoty SA *	81,834	517,506
Grupa Kety SA	17,552	4,061,585
Jastrzebska Spolka Weglowa SA *	91,808	555,573
KRUK SA *	31,920	3,342,413
Orange Polska SA	1,200,713	3,091,767
Pepco Group NV	267,811	1,222,280
PGE Polska Grupa Energetyczna SA *	1,574,564	3,926,581
Tauron Polska Energia SA *	1,727,863	3,171,898
Warsaw Stock Exchange	45,360	624,456
XTB SA	119,922	2,648,529
		62,615,940

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.3%
Altri SGPS SA (a)	126,968	765,386
Corticeira Amorim SGPS SA	96,597	846,589
CTT-Correios de Portugal SA	187,910	1,578,604
Mota-Engil SGPS SA *	159,433	812,673
Navigator Co. SA	381,187	1,490,366
NOS SGPS SA	356,706	1,559,060
REN - Redes Energeticas Nacionais SGPS SA	705,188	2,353,661
Semapa-Sociedade de Investimento e Gestao	27,159	543,264
Sonae SGPS SA	1,685,298	2,334,147
		12,283,750

Republic of Korea 5.5%
ABLBio, Inc. *	44,907	2,623,399
Advanced Nano Products Co. Ltd.	14,425	508,121
Ahnlab, Inc.	11,907	534,205
Ananti, Inc. *	110,122	592,234
APR Corp. *	42,019	3,511,481
Asiana Airlines, Inc. *	57,250	418,680
BH Co. Ltd.	44,245	390,595
Binex Co. Ltd. *	51,602	655,637
Binggrae Co. Ltd.	8,675	569,028
Bioneer Corp. *	37,006	443,900
BNC Korea Co. Ltd. *	93,033	376,933
Boryung	47,209	299,055
Cafe24 Corp. *	25,959	854,199
Caregen Co. Ltd.	29,860	701,213
Chabiotech Co. Ltd. *	78,687	593,703
Cheryong Electric Co. Ltd.	15,878	375,746
Chong Kun Dang Pharmaceutical Corp.	14,532	912,134
CJ CGV Co. Ltd. *	143,294	493,329
CJ ENM Co. Ltd. *	18,428	821,426
Classys, Inc.	47,457	1,960,607
Com2uSCorp	17,006	467,767
Cosmax, Inc.	13,815	2,102,740
Cosmochemical Co. Ltd. *	46,414	463,232
Creative & Innovative System *	93,758	484,522
CS Wind Corp.	37,368	1,336,603
Daeduck Electronics Co. Ltd.	58,331	633,325
Daejoo Electronic Materials Co. Ltd.	19,040	1,019,827
Daesang Corp.	35,180	553,313
Daewoo Engineering & Construction Co. Ltd. *	360,838	1,102,364
Daewoong Co. Ltd.	35,567	653,492
Daewoong Pharmaceutical Co. Ltd.	8,542	982,544
Daishin Securities Co. Ltd.	43,619	725,561
Daou Technology, Inc.	41,548	808,555
Dawonsys Co. Ltd. *	51,745	302,286
DB HiTek Co. Ltd.	56,405	1,594,401
Dentium Co. Ltd.	11,415	511,305
DI Dong Il Corp.	29,002	699,983
DL E&C Co. Ltd.	50,782	1,777,756
DL Holdings Co. Ltd.	19,043	610,751
Dong-A Socio Holdings Co. Ltd.	5,571	451,834
Dong-A ST Co. Ltd.	8,592	302,031
Dongjin Semichem Co. Ltd.	52,284	1,072,434
DongKook Pharmaceutical Co. Ltd.	41,086	505,349
Dongkuk Steel Mill Co. Ltd.	56,338	373,627
Doosan Co. Ltd.	10,504	3,715,266
Doosan Fuel Cell Co. Ltd. *	51,502	627,864
Doosan Robotics, Inc. *	35,328	1,208,583
Doosan Tesna, Inc.	16,969	333,304
DoubleUGames Co. Ltd.	18,894	694,300
Douzone Bizon Co. Ltd.	31,072	1,254,411
Duk San Neolux Co. Ltd. *	21,659	584,763
SECURITY	NUMBER OF SHARES	VALUE ($)
Ecopro HN Co. Ltd.	25,143	442,832
Enchem Co. Ltd. *	28,747	1,393,908
ENF Technology Co. Ltd.	16,975	350,647
Eo Technics Co. Ltd.	14,481	1,510,340
ESR Kendall Square REIT Co. Ltd.	217,161	690,187
Eubiologics Co. Ltd. *	59,470	561,640
Eugene Technology Co. Ltd.	23,976	563,906
Fadu, Inc. *	53,611	401,004
Foosung Co. Ltd. *	103,826	316,813
GemVax & Kael Co. Ltd. *	64,638	2,288,589
GOLFZON Co. Ltd.	6,509	310,424
Green Cross Holdings Corp.	50,987	543,240
HAESUNG DS Co. Ltd.	19,695	261,801
Han Kuk Carbon Co. Ltd.	54,967	876,476
Hana Micron, Inc. *	83,540	647,273
Hana Tour Service, Inc.	18,675	687,606
Hanall Biopharma Co. Ltd. *	65,495	1,229,485
Hancom, Inc.	28,821	488,810
Handsome Co. Ltd.	23,825	278,191
Hanil Cement Co. Ltd.	29,808	397,310
Hankook & Co. Co. Ltd.	47,105	693,072
Hansol Chemical Co. Ltd.	15,831	1,526,073
Hanssem Co. Ltd.	13,450	409,924
Hanwha Engine *	108,701	2,190,250
Hanwha General Insurance Co. Ltd. *	137,870	457,668
Hanwha Investment & Securities Co. Ltd. *	208,773	674,877
Hanwha Systems Co. Ltd.	107,320	3,531,440
Harim Holdings Co. Ltd.	75,244	467,923
HD Hyundai Construction Equipment Co. Ltd.	18,045	922,065
HD Hyundai Infracore Co. Ltd. *	223,107	1,528,130
HDC Holdings Co. Ltd.	49,763	706,932
HDC Hyundai Development Co-Engineering & Construction, Class E	66,116	1,121,341
HK inno N Corp. *	26,212	792,230
HL Holdings Corp. *	10,313	301,609
HLB Life Science Co. Ltd. *	177,348	780,244
HLB Therapeutics Co. Ltd. *	132,314	772,958
HPSP Co. Ltd.	83,315	1,343,595
HS Hyosung Advanced Materials Corp.	5,489	792,100
Hugel, Inc. *	10,191	2,452,281
Humedix Co. Ltd.	11,091	428,463
Hyosung Corp.	12,585	569,185
Hyosung Heavy Industries Corp.	11,768	5,279,693
Hyosung TNC Corp.	5,436	957,417
Hyundai Bioscience Co. Ltd. *	77,019	617,402
Hyundai Department Store Co. Ltd.	23,640	1,233,659
Hyundai Elevator Co. Ltd.	36,332	1,998,694
Hyundai Green Food	33,079	411,180
Hyundai Home Shopping Network Corp.	8,280	327,671
Hyundai Rotem Co. Ltd.	130,857	13,885,239
Hyundai Wia Corp.	27,910	863,780
InBody Co. Ltd.	18,335	326,248
Innocean Worldwide, Inc.	44,678	588,712
Innox Advanced Materials Co. Ltd.	23,184	379,763
Intellian Technologies, Inc.	13,046	443,471
IS Dongseo Co. Ltd.	23,460	357,928
ISC Co. Ltd.	17,362	639,262
i-SENS, Inc.	29,994	348,050
ISU Specialty Chemical *	37,975	1,114,726
IsuPetasys Co. Ltd.	98,812	2,750,149
JB Financial Group Co. Ltd.	292,846	4,005,221
Jeju Air Co. Ltd. *	54,717	263,730
Joongang Advanced Materials Co. Ltd. *	122,545	276,230
JR Global Reit	216,716	436,668
Jusung Engineering Co. Ltd.	60,827	1,384,336
JW Pharmaceutical Corp.	23,166	389,542

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JYP Entertainment Corp.	48,470	2,624,273
KC Tech Co. Ltd.	16,574	292,511
KCC Glass Corp.	16,550	368,258
KEPCO Engineering & Construction Co., Inc.	21,815	992,956
KIWOOM Securities Co. Ltd.	23,609	2,782,361
KMW Co. Ltd. *	51,064	422,665
Koh Young Technology, Inc.	94,200	1,028,232
Kolmar Korea Co. Ltd. *	25,497	1,533,849
Kolon Industries, Inc.	34,089	826,467
Korea Electric Terminal Co. Ltd.	12,167	539,697
Korea Line Corp. *	296,183	333,815
Korea Petrochemical Ind Co. Ltd.	4,895	293,054
Korean Reinsurance Co.	257,736	1,726,086
Kuk-il Paper Manufacturing Co. Ltd. *(b)	146,037	0
Kumho Tire Co., Inc. *	237,514	765,202
L&C Bio Co. Ltd.	22,204	453,833
Lake Materials Co. Ltd.	74,021	644,874
LEENO Industrial, Inc.	82,740	2,374,794
LIG Nex1 Co. Ltd.	19,429	6,041,198
LigaChem Biosciences, Inc. *	46,782	3,895,957
Lotte Chilsung Beverage Co. Ltd.	6,480	501,605
Lotte Energy Materials Corp. *	38,374	613,283
LOTTE Fine Chemical Co. Ltd.	25,171	691,441
LOTTE REIT Co. Ltd.	251,710	678,670
Lotte Rental Co. Ltd.	19,441	460,063
Lotte Tour Development Co. Ltd. *	60,662	521,895
Lotte Wellfood Co. Ltd.	4,523	390,767
LS Materials Ltd. *	47,679	353,178
Lunit, Inc. *	39,967	1,380,320
LX Holdings Corp.	86,784	518,930
LX International Corp.	48,612	997,115
LX Semicon Co. Ltd.	19,442	848,306
Mcnex Co. Ltd.	20,276	401,199
Medytox, Inc.	9,074	1,112,136
MegaStudyEdu Co. Ltd.	12,360	469,424
Mezzion Pharma Co. Ltd. *	31,508	915,758
Myoung Shin Industrial Co. Ltd. *	46,444	281,418
Namyang Dairy Products Co. Ltd.	5,167	282,374
Naturecell Co. Ltd. *	89,043	1,677,986
Neowiz *	20,337	377,348
Nexon Games Co. Ltd. *	42,332	400,400
NEXTIN, Inc.	13,121	508,787
NHN Corp.	27,998	386,781
NICE Information Service Co. Ltd.	57,854	609,696
OCI Co. Ltd.	7,847	314,517
OCI Holdings Co. Ltd.	26,405	1,356,900
Orion Holdings Corp.	37,364	511,836
Oscotec, Inc. *	58,873	1,258,791
Paradise Co. Ltd.	84,905	772,311
Park Systems Corp.	8,173	1,445,395
Partron Co. Ltd.	72,906	347,171
People & Technology, Inc.	35,353	805,865
Peptron, Inc. *	37,052	6,243,814
PharmaResearch Co. Ltd.	11,314	3,698,350
Pharmicell Co. Ltd.	96,178	818,388
PI Advanced Materials Co. Ltd.	24,637	314,994
Poongsan Corp.	32,713	1,470,034
Posco M-Tech Co. Ltd.	34,391	279,924
PSK, Inc.	37,511	497,537
Rainbow Robotics *	14,042	2,691,969
RFHIC Corp.	27,727	395,095
S&S Tech Corp.	28,000	655,505
Sam Chun Dang Pharm Co. Ltd.	25,703	2,729,209
Sam-A Aluminum Co. Ltd.	14,373	204,183
Samwha Capacitor Co. Ltd.	13,700	244,767
Samyang Foods Co. Ltd.	7,287	5,867,839
Samyang Holdings Corp. *	6,083	324,056
SD Biosensor, Inc.	63,785	539,054
SECURITY	NUMBER OF SHARES	VALUE ($)
SeAH Besteel Holdings Corp.	19,676	333,709
Sebang Global Battery Co. Ltd.	14,042	680,880
Seegene, Inc.	52,346	1,270,994
Seojin System Co. Ltd. *	53,376	887,859
Seoul Semiconductor Co. Ltd. *	68,221	324,862
SFA Engineering Corp.	28,303	429,766
SFA Semicon Co. Ltd. *	133,862	291,068
SHIFT UP Corp. *	18,363	673,456
Shin Poong Pharmaceutical Co. Ltd. *	61,878	528,768
Shinhan Alpha REIT Co. Ltd.	187,285	768,307
Shinsegae, Inc.	11,842	1,526,920
Shinsung Delta Tech Co. Ltd.	27,335	1,157,037
Silicon2 Co. Ltd. *	47,520	1,625,675
SIMMTECH Co. Ltd.	33,271	431,411
SK Chemicals Co. Ltd.	16,815	699,559
SK Discovery Co. Ltd.	15,182	515,530
SK Gas Ltd.	4,472	688,773
SK Networks Co. Ltd.	177,627	532,353
SK oceanplant Co. Ltd. *	48,325	673,195
SK REITs Co. Ltd.	333,538	1,165,219
SL Corp.	26,416	606,934
SM Entertainment Co. Ltd.	18,734	1,742,098
SNT Motiv Co. Ltd.	24,622	527,347
Solid, Inc.	93,734	454,505
SOLUM Co. Ltd. *	75,475	839,158
Solus Advanced Materials Co. Ltd.	47,058	292,642
Soop Co. Ltd.	13,652	838,098
Soulbrain Co. Ltd.	7,383	854,046
ST Pharm Co. Ltd.	21,630	1,241,644
Studio Dragon Corp. *	11,887	411,397
Sung Kwang Bend Co. Ltd.	28,302	531,291
Sungeel Hitech Co. Ltd. *	13,859	320,433
Sungwoo Hitech Co. Ltd.	79,476	322,581
Synopex, Inc. *	146,549	690,417
Taekwang Industrial Co. Ltd.	1,008	710,868
Taihan Electric Wire Co. Ltd. *	97,867	906,531
TCC Steel	30,097	378,258
TechWing, Inc.	56,201	1,354,413
TES Co. Ltd.	22,483	365,021
TK Corp.	23,992	323,789
TKG Huchems Co. Ltd.	38,242	450,966
Tokai Carbon Korea Co. Ltd.	7,991	507,365
Unid Co. Ltd.	6,240	411,568
Voronoi, Inc. *	18,995	1,455,223
VT Co. Ltd. *	39,897	1,179,820
Wemade Co. Ltd. *	35,965	680,355
WONIK IPS Co. Ltd.	56,419	932,343
W-Scope Chungju Plant Co. Ltd. *	37,999	213,447
YG Entertainment, Inc.	19,510	1,145,401
Youlchon Chemical Co. Ltd.	22,451	469,458
Youngone Corp.	37,321	1,641,940
Youngone Holdings Co. Ltd.	9,467	828,886
Yuanta Securities Korea Co. Ltd.	135,076	333,847
Zinus, Inc.	20,719	262,197
		238,107,425

Singapore 0.8%
AEM Holdings Ltd. *	467,247	449,276
AIMS APAC REIT *	1,178,190	1,187,692
Bumitama Agri Ltd.	636,566	357,871
CapitaLand China Trust	2,066,486	1,105,673
Capitaland India Trust	1,778,455	1,358,389
CDL Hospitality Trusts	1,582,647	932,701
Digital Core REIT Management Pte. Ltd.	1,641,931	820,965
Eagle Hospitality Trust *(b)	940,343	0
ESR-REIT	1,216,125	2,093,515
Far East Hospitality Trust	1,755,388	748,653
First Real Estate Investment Trust	1,898,423	390,107

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Resources Ltd.	915,036	1,007,561
Frasers Centrepoint Trust	2,102,990	3,587,608
Golden Agri-Resources Ltd.	11,241,874	2,179,333
iFAST Corp. Ltd.	300,304	1,508,972
Keppel Infrastructure Trust	7,847,017	2,373,090
Keppel Pacific Oak U.S. REIT *	1,846,876	349,060
Lendlease Global Commercial REIT	3,057,386	1,126,131
OUE Real Estate Investment Trust	3,742,349	798,035
Parkway Life Real Estate Investment Trust	796,595	2,514,068
Prime U.S. REIT	1,747,048	237,599
Raffles Medical Group Ltd.	1,668,003	1,280,492
Riverstone Holdings Ltd.	967,824	514,081
Sheng Siong Group Ltd.	1,249,261	1,753,383
Singapore Post Ltd.	2,812,636	1,210,463
Starhill Global REIT	2,586,704	1,012,938
Stoneweg European Real Estate Investment Trust	580,197	994,590
UMS Integration Ltd.	1,105,046	1,002,562
		32,894,808

Spain 1.8%
Acerinox SA	352,581	4,166,787
Almirall SA	151,013	1,913,243
Atresmedia Corp. de Medios de Comunicacion SA	157,227	1,062,028
CIE Automotive SA	78,243	2,154,016
Construcciones y Auxiliar de Ferrocarriles SA	49,807	2,756,491
Distribuidora Internacional de Alimentacion SA *	24,388	714,311
Elecnor SA	67,084	1,812,540
Enagas SA	448,807	7,217,185
Ence Energia y Celulosa SA (a)	249,180	817,528
Fluidra SA	165,098	4,048,435
Gestamp Automocion SA	283,328	943,716
Global Dominion Access SA	200,047	699,479
Indra Sistemas SA	136,269	5,606,307
Inmobiliaria Colonial Socimi SA	594,370	4,136,271
Laboratorios Farmaceuticos Rovi SA	42,439	2,623,341
Let's GOWEX SA *(b)	5,361	0
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,267,936	1,969,133
Logista Integral SA	113,341	3,659,386
Melia Hotels International SA	192,571	1,476,753
Neinor Homes SA *	47,794	767,210
Pharma Mar SA	23,327	2,250,969
Prosegur Cash SA	555,280	508,718
Prosegur Cia de Seguridad SA	250,691	775,527
Puig Brands SA, Class B	174,454	3,289,593
Sacyr SA	1,037,583	4,198,094
Solaria Energia y Medio Ambiente SA *	144,021	1,243,253
Tecnicas Reunidas SA *	79,137	1,669,233
Unicaja Banco SA	2,691,731	5,919,062
Vidrala SA	43,086	4,607,642
Viscofan SA	66,678	4,799,140
		77,805,391

Sweden 5.2%
AddLife AB, B Shares	199,332	3,826,862
Addnode Group AB	216,979	2,322,286
AFRY AB	166,005	2,931,244
Alleima AB	342,569	2,799,772
Arjo AB, B Shares	367,855	1,173,465
Asmodee Group AB, Class B *	266,653	3,605,734
Atrium Ljungberg AB, B Shares	394,565	1,341,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Attendo AB	210,423	1,349,518
Avanza Bank Holding AB	227,448	8,093,923
Betsson AB, Class B	209,886	4,053,520
Better Collective AS *(a)	69,825	926,158
Bilia AB, A Shares	108,379	1,401,431
Billerud Aktiebolag	392,725	4,268,683
BioArctic AB *(a)	44,663	845,835
Biotage AB	102,050	1,506,587
BoneSupport Holding AB *	111,623	2,954,161
Boozt AB *	98,523	877,531
Bravida Holding AB	363,600	3,361,567
Bufab AB	235,660	2,051,148
Bure Equity AB	98,928	2,970,430
Camurus AB *(a)	57,395	3,056,501
Catena AB	73,080	3,588,205
Cibus Nordic Real Estate AB publ	114,190	2,140,554
Clas Ohlson AB, B Shares	66,300	1,816,788
Cloetta AB, B Shares	361,946	1,303,088
Corem Property Group AB, B Shares	1,083,284	574,634
Dios Fastigheter AB	190,762	1,319,750
Dometic Group AB	578,884	2,235,993
Electrolux AB, B Shares *	375,442	2,442,242
Electrolux Professional AB, B Shares	406,340	2,754,073
Elekta AB, B Shares	629,246	3,308,390
Embracer Group AB *	320,755	3,897,168
Fabege AB	406,724	3,499,835
Fagerhult Group AB	129,064	570,411
Fortnox AB	899,917	8,095,079
Granges AB	195,190	2,463,004
Hemnet Group AB	143,868	4,550,476
Hexatronic Group AB *	330,644	899,164
Hexpol AB	444,041	4,119,132
HMS Networks AB *	54,338	2,484,682
Hufvudstaden AB, A Shares	194,206	2,468,785
Husqvarna AB, B Shares	627,532	3,166,097
Instalco AB	427,900	1,087,910
Investment AB Oresund	54,012	648,935
INVISIO AB	66,656	2,487,902
JM AB	119,006	1,810,189
Kinnevik AB, Class B *	439,686	3,729,912
Lagercrantz Group AB, B Shares	343,769	7,773,765
Lindab International AB	123,242	2,758,685
Loomis AB	125,800	4,859,140
Medicover AB, B Shares	83,763	2,084,275
MEKO AB	74,921	893,909
MIPS AB	47,348	2,029,985
Modern Times Group MTG AB, B Shares *	165,712	1,865,025
Munters Group AB	239,502	3,186,727
Mycronic AB	134,642	5,304,404
NCAB Group AB *	320,208	1,464,197
NCC AB, B Shares	156,877	2,964,427
Nolato AB, B Shares	278,529	1,716,710
Nordnet AB publ	296,742	8,020,263
Norion Bank AB *	99,409	479,712
NP3 Fastigheter AB	72,570	1,956,869
Nyfosa AB	289,890	2,628,792
Pandox AB	187,312	3,135,859
Peab AB, B Shares	305,376	2,615,024
Platzer Fastigheter Holding AB, B Shares	108,213	850,612
Ratos AB, B Shares	348,270	1,401,064
Samhallsbyggnadsbolaget i Norden AB (a)	2,109,183	1,235,432
Scandic Hotels Group AB	278,792	2,227,735
Sdiptech AB, B Shares *	65,435	1,498,779
Sectra AB, Class B *	272,972	9,031,854
Sinch AB *	1,120,638	2,970,494
SkiStar AB	77,018	1,363,959

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stillfront Group AB *	792,945	655,081
Storskogen Group AB, B Shares	2,646,425	3,011,512
Systemair AB	113,519	1,053,055
Thule Group AB	180,354	4,746,874
Troax Group AB	70,005	1,163,233
Truecaller AB, B Shares	394,507	2,657,443
Vitec Software Group AB, B Shares	67,006	3,015,111
Vitrolife AB	137,400	2,220,155
Volati AB	49,789	632,409
Wallenstam AB, B Shares	723,047	3,635,955
Wihlborgs Fastigheter AB	472,348	4,738,258
Xvivo Perfusion AB *	42,763	1,364,149
		228,391,132

Switzerland 4.2%
Accelleron Industries AG	168,920	9,754,202
Allreal Holding AG	26,452	6,059,602
ALSO Holding AG	10,161	3,209,518
ams-OSRAM AG *	179,600	1,742,331
APG SGA SA	2,023	576,206
Arbonia AG	94,817	687,857
Aryzta AG *	41,920	4,329,514
Autoneum Holding AG	5,099	901,193
Basilea Pharmaceutica Ag Allschwil *	21,869	1,201,857
Bell Food Group AG	3,628	1,157,003
Bossard Holding AG, Class A	10,305	2,395,782
Bucher Industries AG	11,685	5,646,577
Burckhardt Compression Holding AG	5,639	4,186,952
Bystronic AG	2,300	965,857
Cembra Money Bank AG	53,369	6,567,593
Cie Financiere Tradition SA	3,553	964,420
Comet Holding AG	13,301	3,558,590
COSMO Pharmaceuticals NV	15,619	1,081,761
Daetwyler Holding AG	13,051	1,874,527
dormakaba Holding AG	5,526	4,923,659
EFG International AG *	173,967	3,100,088
Forbo Holding AG	1,524	1,567,500
Galenica AG	87,826	9,108,119
Huber & Suhner AG	28,784	2,785,379
Implenia AG	28,091	1,651,507
Inficon Holding AG	35,116	4,124,757
Interroll Holding AG *	1,265	3,076,465
Intershop Holding AG	9,878	1,673,687
Kardex Holding AG	10,716	3,189,169
Komax Holding AG *	7,033	969,065
Landis & Gyr Group AG *	42,341	2,669,666
LEM Holding SA	909	827,621
Leonteq AG (a)	18,472	407,866
Medacta Group SA	11,210	1,842,067
Medartis Holding AG *	9,126	883,108
Medmix AG	43,071	552,575
Mobimo Holding AG	12,898	5,000,320
Montana Aerospace AG *	54,385	1,215,396
OC Oerlikon Corp. AG Pfaffikon	331,809	1,532,327
PIERER Mobility AG *(a)	15,073	310,799
PolyPeptide Group AG *	26,141	679,338
Rieter Holding AG	5,402	505,646
Schweiter Technologies AG	1,744	833,206
Sensirion Holding AG *	18,382	1,593,084
SFS Group AG	31,779	4,510,293
Siegfried Holding AG *	71,501	8,407,275
SKAN Group AG	18,979	1,660,995
Softwareone Holding AG	187,173	1,718,971
St. Galler Kantonalbank AG	5,070	2,986,891
Stadler Rail AG	97,185	2,474,725
Sulzer AG	31,196	5,885,680
Sunrise Communications AG, Class A	117,582	6,062,654
Swissquote Group Holding SA	19,197	11,501,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Tecan Group AG	23,151	4,613,010
u-blox Holding AG *	13,037	1,455,168
Valiant Holding AG	28,912	4,251,195
Vetropack Holding AG	21,788	857,941
Vontobel Holding AG	49,969	3,758,851
VP Bank AG, Class A	6,202	629,599
VZ Holding AG	23,766	5,050,872
Ypsomed Holding AG	6,561	3,242,366
Zehnder Group AG	15,870	1,224,707
		182,176,091

United Kingdom 11.2%
4imprint Group PLC	51,660	2,473,147
Aberdeen Group PLC	3,259,781	7,631,419
AG Barr PLC	199,178	1,864,095
AJ Bell PLC	574,367	3,813,947
Alphawave IP Group PLC *(a)	591,890	1,145,408
AO World PLC *	565,284	771,462
Ashmore Group PLC	790,481	1,648,041
ASOS PLC *(a)	128,371	542,715
Assura PLC	5,891,557	3,932,805
Aston Martin Lagonda Global Holdings PLC *(a)	478,054	542,820
Auction Technology Group PLC *	182,452	1,119,508
Babcock International Group PLC	459,927	5,805,397
Bakkavor Group PLC	304,563	858,402
Balfour Beatty PLC	917,209	6,182,039
Baltic Classifieds Group PLC	715,494	3,478,391
Bellway PLC	212,075	7,756,152
Big Yellow Group PLC	336,717	4,522,635
Bodycote PLC	321,024	2,450,310
Breedon Group PLC	511,931	3,149,444
Bridgepoint Group PLC	589,636	2,304,356
Bytes Technology Group PLC	433,682	3,070,421
C&C Group PLC	697,205	1,515,628
Carnival PLC *	262,857	5,457,157
Chemring Group PLC	492,839	3,210,106
Clarkson PLC	51,910	2,331,108
Close Brothers Group PLC *	279,254	1,256,298
CMC Markets PLC	207,022	783,099
Coats Group PLC	2,863,282	3,042,689
Computacenter PLC	109,588	3,848,320
Cranswick PLC	96,428	6,918,022
Crest Nicholson Holdings PLC	447,163	1,101,721
Currys PLC *	1,922,940	3,155,902
Deliveroo PLC *	2,053,762	4,860,651
Derwent London PLC	204,258	5,434,672
Direct Line Insurance Group PLC	2,376,940	9,539,340
Diversified Energy Co. PLC (a)	84,272	1,191,000
Domino's Pizza Group PLC	729,833	2,566,837
Dowlais Group PLC	2,430,753	2,181,504
Dr. Martens PLC	1,040,230	836,070
Drax Group PLC	659,844	5,881,795
Dunelm Group PLC	244,362	3,931,346
easyJet PLC	676,515	5,256,757
Elementis PLC	1,058,769	2,038,903
Energean PLC	243,002	3,009,929
Essentra PLC	509,487	662,334
FDM Group Holdings PLC	157,024	480,683
Firstgroup PLC	1,106,492	2,850,026
Frasers Group PLC *	181,283	1,789,515
Future PLC	199,805	1,810,685
Games Workshop Group PLC	59,695	12,340,913
Genuit Group PLC	444,923	2,418,004
Genus PLC	119,014	3,234,002
Grafton Group PLC	321,996	4,388,306
Grainger PLC	1,345,520	4,037,266
Great Portland Estates PLC	640,284	2,922,796

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Greencore Group PLC	797,044	2,402,299
Greggs PLC	185,830	5,172,407
Hammerson PLC	875,206	3,340,134
Harbour Energy PLC	1,132,845	2,719,303
Hays PLC	2,878,261	2,794,666
Helios Towers PLC *	1,649,330	2,664,597
Hill & Smith PLC	143,962	3,595,473
Hilton Food Group PLC	149,265	1,749,222
Hochschild Mining PLC	580,465	2,147,966
Ibstock PLC	699,135	1,846,039
IG Group Holdings PLC	645,872	9,772,518
Inchcape PLC	643,561	5,905,886
Indivior PLC *	211,528	2,694,244
IntegraFin Holdings PLC	543,382	2,330,234
International Workplace Group PLC	1,285,247	3,338,182
Investec PLC	1,059,979	7,576,006
IP Group PLC *	1,781,672	1,072,794
Ithaca Energy PLC	330,293	636,946
ITV PLC	6,101,436	6,417,913
J D Wetherspoon PLC	153,691	1,516,107
John Wood Group PLC *(b)	1,220,962	303,620
Johnson Matthey PLC	304,810	7,057,757
JTC PLC	280,300	3,163,849
Jupiter Fund Management PLC	757,117	929,119
Just Group PLC	1,891,965	3,811,807
Kainos Group PLC	182,532	1,789,537
Keller Group PLC	133,265	2,764,010
Lancashire Holdings Ltd.	446,621	3,643,860
Lion Finance Group PLC	63,213	5,694,427
Liontrust Asset Management PLC	110,393	560,498
LondonMetric Property PLC	3,559,836	9,658,844
Man Group PLC	2,111,875	4,989,643
Marshalls PLC	466,855	1,759,669
Mitchells & Butlers PLC *	458,628	1,765,769
Mitie Group PLC	2,249,981	4,751,577
Mobico Group PLC *	943,391	380,391
Molten Ventures PLC *	310,576	1,253,969
MONY Group PLC	954,370	2,689,864
Moonpig Group PLC	612,833	2,049,562
Morgan Advanced Materials PLC	509,332	1,456,143
Morgan Sindall Group PLC	78,109	4,081,689
NCC Group PLC	567,613	1,195,640
Ninety One PLC	523,208	1,134,560
Ocado Group PLC *	1,087,778	3,860,942
OSB Group PLC	667,460	4,396,105
Oxford Instruments PLC	103,886	2,507,710
Oxford Nanopore Technologies PLC *(a)	1,285,820	2,139,747
Pagegroup PLC	578,829	2,112,250
Paragon Banking Group PLC	369,861	4,506,443
Pennon Group PLC	789,006	5,415,833
Petershill Partners PLC	454,740	1,287,804
Pets at Home Group PLC	837,486	3,010,959
Picton Property Income Ltd.	982,278	1,026,605
Playtech PLC	558,632	2,391,865
Plus500 Ltd.	132,255	6,078,254
Premier Foods PLC	1,165,383	3,268,882
Primary Health Properties PLC	2,429,880	3,296,476
PureTech Health PLC *	376,976	692,401
PZ Cussons PLC	400,373	471,893
QinetiQ Group PLC	890,890	5,973,411
Quilter PLC	2,431,815	4,843,711
Rank Group PLC	381,396	649,087
Raspberry PI Holdings PLC *(a)	101,634	717,502
Rathbones Group PLC	106,557	2,368,135
Renishaw PLC	63,238	2,191,686
RHI Magnesita NV	33,095	1,242,953
Rotork PLC	1,522,366	6,458,698
Safestore Holdings PLC	390,776	3,462,266
Savills PLC	242,937	3,190,949
SECURITY	NUMBER OF SHARES	VALUE ($)
Senior PLC	757,997	1,733,646
Serco Group PLC	1,862,991	4,685,509
Shaftesbury Capital PLC	2,666,394	5,289,373
Sirius Real Estate Ltd.	2,722,731	3,501,004
Softcat PLC	233,678	5,643,917
Spectris PLC	180,870	4,888,003
Spire Healthcare Group PLC	534,235	1,394,777
Spirent Communications PLC *	1,032,800	2,626,788
SSP Group PLC	1,449,477	3,188,104
Supermarket Income REIT PLC	2,218,792	2,456,557
Tate & Lyle PLC	670,262	4,998,468
TBC Bank Group PLC	95,123	5,727,620
Telecom Plus PLC	130,011	3,532,827
THG PLC *(a)	1,610,514	527,327
TP ICAP Group PLC	1,363,066	4,825,178
Trainline PLC *	821,362	2,997,296
Travis Perkins PLC	384,851	3,298,188
Tritax Big Box REIT PLC	4,460,526	8,836,393
Trustpilot Group PLC *	662,752	2,059,210
Tullow Oil PLC *(a)	2,095,077	400,065
Vesuvius PLC	357,826	1,738,132
Victrex PLC	157,208	1,666,343
Vistry Group PLC *	547,453	4,642,229
Volution Group PLC	339,374	2,787,167
Watches of Switzerland Group PLC *	427,210	2,471,530
WH Smith PLC	232,446	3,278,845
Wickes Group PLC	446,787	1,328,545
Workspace Group PLC	242,241	1,362,231
Zigup PLC	397,657	1,866,187
		489,239,064
Total Common Stocks (Cost $3,614,408,220)		4,305,016,736

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	15,125	1,152,151
Sixt SE	29,635	2,021,953
		3,174,104

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	67,868	2,171,189

Republic of Korea 0.0%
Daishin Securities Co. Ltd.	38,216	526,831

Sweden 0.0%
Corem Property Group AB	23,578	579,327
Total Preferred Stocks (Cost $4,557,379)		6,451,451

RIGHTS 0.0% OF NET ASSETS

Hong Kong 0.0%
Melco International Development Ltd.
expires 06/09/25, strike HKD 1.03 *	704,548	205,752

Republic of Korea 0.0%
Chabiotech Co. Ltd.
expires 06/05/25, strike KRW 7,540.00 *(b)	27,313	56,816

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ESR Kendall Square REIT Co. Ltd.
expires 07/04/25, strike KRW 4,310.00 *(b)	33,630	1,828
		58,644

Spain 0.0%
Almirall SA
expires 06/06/25, strike EUR 0.18 *	151,013	34,802
Viscofan SA
expires 06/04/25, strike EUR 1.69 *(b)	66,678	129,706
		164,508
Total Rights (Cost $346,273)		428,904

WARRANTS 0.0% OF NET ASSETS

Australia 0.0%
Opthea Ltd.
expires 06/30/26 *(b)	332,101	48,729

Italy 0.0%
Fincantieri SpA
expires 09/30/26 *	83,943	163,433
Webuild SpA
expires 08/02/30 *(a)(b)	41,766	170,220
		333,653
Total Warrants (Cost $0)		382,382

SHORT-TERM INVESTMENTS 3.1% OF NET ASSETS

Money Market Funds 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)	4,688,930	4,688,930
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (c)(d)	128,228,574	128,228,574
		132,917,504
Total Short-Term Investments (Cost $132,917,504)		132,917,504

Total Investments in Securities (Cost $3,752,229,376)		4,445,196,977

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/20/25	293	38,155,925	1,943,854

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $117,106,521.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
HKD —	Hong Kong Dollar
KRW —	South Korean Won

Schwab International Small-Cap Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,160,878,650	$—	$—	$3,160,878,650
Australia	270,239,121	—	758,532 *	270,997,653
Hong Kong	34,354,843	—	738,902 *	35,093,745
Republic of Korea	238,107,425	—	0 *	238,107,425
Singapore	32,894,808	—	0 *	32,894,808
Spain	77,805,391	—	0 *	77,805,391
United Kingdom	488,935,444	—	303,620	489,239,064
Preferred Stocks[1]	6,451,451	—	—	6,451,451
Rights[1]	205,752	—	—	205,752
Republic of Korea	—	—	58,644	58,644
Spain	34,802	—	129,706	164,508
Warrants
Australia	—	—	48,729	48,729
Italy	163,433	—	170,220	333,653
Short-Term Investments[1]	132,917,504	—	—	132,917,504
Futures Contracts[2]	1,943,854	—	—	1,943,854
Total	$4,444,932,478	$—	$2,208,353	$4,447,140,831

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF

Portfolio Holdings as of May 31, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.2% OF NET ASSETS

Brazil 3.2%
Allos SA	553,632	2,146,126
Alupar Investimento SA	143,954	770,743
Ambev SA	5,210,833	12,754,248
Ambipar Participacoes e Empreendimentos SA *	37,773	1,265,239
Auren Energia SA	494,295	851,987
Automob Participacoes SA *	9,893	21,574
B3 SA - Brasil Bolsa Balcao	6,378,240	15,522,622
Banco Bradesco SA	1,827,322	4,456,689
Banco BTG Pactual SA	1,391,282	9,599,568
Banco do Brasil SA	2,059,200	8,413,476
Banco Santander Brasil SA	455,450	2,362,249
BB Seguridade Participacoes SA	819,843	5,364,976
Brava Energia *	468,831	1,545,853
BRF SA	694,028	2,457,894
Caixa Seguridade Participacoes SA	577,367	1,517,942
Centrais Eletricas Brasileiras SA	1,512,099	11,068,932
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	537,087	10,998,381
Cia Energetica de Minas Gerais	180,938	547,039
Cia Paranaense de Energia - Copel	913,134	1,857,476
Cia Siderurgica Nacional SA	761,697	1,096,292
Cosan SA	1,589,769	2,282,569
CPFL Energia SA	246,105	1,738,434
CSN Mineracao SA	672,367	592,363
Embraer SA	878,256	10,034,278
Energisa SA	391,439	3,243,753
Eneva SA *	677,657	1,651,568
Engie Brasil Energia SA	223,163	1,598,568
Equatorial Energia SA	1,168,830	7,473,351
GPS Participacoes e Empreendimentos SA	530,091	1,387,176
Grupo Mateus SA	522,455	728,259
Hapvida Participacoes e Investimentos SA *	5,880,453	2,934,046
Hypera SA	419,053	1,856,918
Itau Unibanco Holding SA	629,406	3,664,183
JBS SA	1,353,596	9,474,145
Klabin SA	1,083,858	3,462,189
Localiza Rent a Car SA	1,183,782	8,872,092
Lojas Renner SA	1,293,903	4,099,280
M Dias Branco SA	163,931	680,085
Marfrig Global Foods SA	375,972	1,666,672
Motiva Infraestrutura de Mobilidade SA	1,443,640	3,394,993
Multiplan Empreendimentos Imobiliarios SA	357,062	1,674,414
Natura & Co. Holding SA *	1,166,136	2,130,031
Neoenergia SA	289,126	1,263,528
Petroleo Brasileiro SA - Petrobras	4,422,871	25,393,478
Porto Seguro SA	216,439	1,966,134
PRIO SA *	919,986	6,251,420
Raia Drogasil SA	1,638,641	4,245,221
Rede D'Or Sao Luiz SA	1,033,735	6,813,358
Rumo SA *	1,503,122	4,935,190
Santos Brasil Participacoes SA	764,386	1,824,269
Sao Martinho SA	195,602	722,069
SECURITY	NUMBER OF SHARES	VALUE ($)
Sendas Distribuidora SA	1,670,587	3,270,032
SLC Agricola SA	241,936	797,301
Smartfit Escola de Ginastica e Danca SA	142,735	597,878
Suzano SA	782,455	6,777,486
Telefonica Brasil SA	999,920	4,999,556
TIM SA	924,204	3,142,460
TOTVS SA	594,913	4,380,855
Transmissora Alianca de Energia Eletrica SA	276,985	1,709,638
Ultrapar Participacoes SA	966,784	2,747,518
Usinas Siderurgicas de Minas Gerais SA Usiminas *	305,144	271,497
Vale SA	4,385,133	39,857,543
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	429,615	372,500
Vibra Energia SA	1,228,872	4,326,312
WEG SA	1,806,030	13,343,458
		309,267,374

Chile 0.5%
Aguas Andinas SA, Class A	4,309,244	1,591,010
Banco de Chile	54,137,979	7,972,375
Banco de Credito e Inversiones SA	106,750	4,121,992
Banco Itau Chile SA	94,191	1,275,357
Banco Santander Chile	77,469,529	4,619,823
Cencosud SA	1,592,247	5,485,059
Cencosud Shopping SA	669,813	1,371,137
Cia Cervecerias Unidas SA	175,665	1,170,772
Cia Sud Americana de Vapores SA	23,142,132	1,267,197
Colbun SA	9,821,126	1,537,692
Empresas CMPC SA	1,272,862	2,033,315
Empresas Copec SA	531,907	3,657,594
Enel Americas SA	23,149,227	2,160,479
Enel Chile SA	30,966,963	2,247,342
Falabella SA	976,356	4,662,884
Latam Airlines Group SA	235,339,471	4,481,400
Plaza SA	1,023,882	2,231,329
Quinenco SA	328,879	1,257,392
		53,144,149

China 32.3%
360 Security Technology, Inc., A Shares	574,500	797,734
37 Interactive Entertainment Network Technology Group Co. Ltd., A Shares	132,900	270,722
3peak, Inc., A Shares *	10,330	208,001
3SBio, Inc. *	2,155,385	5,173,001
Accelink Technologies Co. Ltd., A Shares	72,700	415,910
ACM Research Shanghai, Inc., A Shares	13,581	191,052
Advanced Micro-Fabrication Equipment, Inc. China, A Shares	53,140	1,291,375
AECC Aero-Engine Control Co. Ltd., A Shares	113,300	305,997
AECC Aviation Power Co. Ltd., A Shares	207,500	1,021,703
Agricultural Bank of China Ltd., A Shares	7,300,200	5,605,675
Agricultural Bank of China Ltd., H Shares	36,631,829	23,544,378
Aier Eye Hospital Group Co. Ltd., A Shares	787,344	1,356,764

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AIMA Technology Group Co. Ltd., A Shares	34,100	171,645
Air China Ltd., A Shares *	861,400	959,284
Air China Ltd., H Shares *	1,865,943	1,408,699
Aisino Corp., A Shares	52,300	63,544
Akeso, Inc. *	852,486	9,110,230
Alibaba Group Holding Ltd.	20,260,726	294,290,885
Alibaba Health Information Technology Ltd. *(a)	6,902,428	3,987,477
Alibaba Pictures Group Ltd. *	17,451,281	1,802,646
All Winner Technology Co. Ltd., A Shares	71,370	370,444
Alpha Group, A Shares *	162,500	217,971
Aluminum Corp. of China Ltd., A Shares	1,142,200	1,037,261
Aluminum Corp. of China Ltd., H Shares	4,532,126	2,641,291
Amlogic Shanghai Co. Ltd., A Shares *	40,017	371,462
An Hui Wenergy Co. Ltd., A Shares *	148,100	151,768
Angang Steel Co. Ltd., H Shares *	1,908,577	382,127
Angel Yeast Co. Ltd., A Shares *	93,800	496,245
Angelalign Technology, Inc. (a)	56,828	408,008
Anhui Anke Biotechnology Group Co. Ltd., A Shares	148,500	183,520
Anhui Conch Cement Co. Ltd., A Shares	369,900	1,193,168
Anhui Conch Cement Co. Ltd., H Shares	1,412,351	3,683,274
Anhui Expressway Co. Ltd., H Shares	641,367	999,484
Anhui Gujing Distillery Co. Ltd., A Shares	112,704	2,356,069
Anhui Jianghuai Automobile Group Corp. Ltd., A Shares	179,400	954,090
Anhui Kouzi Distillery Co. Ltd., A Shares	21,100	105,857
Anhui Xinhua Media Co. Ltd., A Shares	178,100	165,941
Anhui Yingjia Distillery Co. Ltd., A Shares	30,900	173,344
Anhui Zhongding Sealing Parts Co. Ltd., A Shares	113,200	270,203
Anjoy Foods Group Co. Ltd., A Shares	30,300	352,578
Anker Innovations Technology Co. Ltd., A Shares	15,300	216,700
ANTA Sports Products Ltd.	1,494,462	18,191,097
Apeloa Pharmaceutical Co. Ltd., A Shares	120,600	234,446
APT Medical, Inc., A Shares	7,994	440,135
ASR Microelectronics Co. Ltd., A Shares *	34,590	361,671
Asymchem Laboratories Tianjin Co. Ltd., A Shares	21,280	278,438
Autel Intelligent Technology Corp. Ltd.	47,966	183,495
Autobio Diagnostics Co. Ltd., A Shares	26,100	141,488
Autohome, Inc., ADR	77,404	1,897,946
Avary Holding Shenzhen Co. Ltd., A Shares	76,700	301,085
AviChina Industry & Technology Co. Ltd., H Shares (a)	3,071,050	1,546,971
Avicopter PLC, A Shares	57,300	292,879
BAIC BluePark New Energy Technology Co. Ltd., A Shares *	460,900	462,714
BAIC Motor Corp. Ltd., H Shares	2,988,650	754,637
Baidu, Inc., A Shares *	2,666,077	27,760,479
Baiyin Nonferrous Group Co. Ltd., A Shares	425,800	165,551
Bank of Beijing Co. Ltd., A Shares	1,779,500	1,556,706
Bank of Changsha Co. Ltd., A Shares	372,400	507,279
Bank of Chengdu Co. Ltd., A Shares	338,400	911,121
Bank of China Ltd., A Shares	3,825,800	2,932,441
Bank of China Ltd., H Shares	99,680,174	57,965,784
Bank of Communications Co. Ltd., A Shares	3,325,200	3,509,129
Bank of Communications Co. Ltd., H Shares	8,582,926	7,519,521
Bank of Guiyang Co. Ltd., A Shares	407,200	344,910
Bank of Hangzhou Co. Ltd., A Shares	563,500	1,303,578
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Jiangsu Co. Ltd., A Shares	1,634,000	2,491,279
Bank of Nanjing Co. Ltd., A Shares	991,100	1,577,139
Bank of Ningbo Co. Ltd., A Shares	569,760	2,113,167
Bank of Qingdao Co. Ltd., A Shares	563,500	390,447
Bank of Shanghai Co. Ltd., A Shares	1,155,370	1,697,363
Bank of Suzhou Co. Ltd., A Shares	345,700	418,585
Bank of Zhengzhou Co. Ltd., A Shares *	788,387	216,757
Baoshan Iron & Steel Co. Ltd., A Shares	1,325,132	1,240,187
BBMG Corp., A Shares	1,808,200	386,665
Beijing Capital Eco-Environment Protection Group Co. Ltd., A Shares	697,900	309,138
Beijing Capital International Airport Co. Ltd., H Shares *	2,456,792	870,986
Beijing Compass Technology Development Co. Ltd., A Shares *	22,100	178,509
Beijing Dabeinong Technology Group Co. Ltd., A Shares	396,500	222,980
Beijing Easpring Material Technology Co. Ltd., A Shares	49,000	258,144
Beijing E-Hualu Information Technology Co. Ltd., A Shares *	73,800	221,144
Beijing Enlight Media Co. Ltd., A Shares *	270,800	658,796
Beijing Enterprises Holdings Ltd.	559,127	2,349,438
Beijing Enterprises Water Group Ltd.	5,444,798	1,791,429
Beijing Jetsen Technology Co. Ltd., A Shares *	319,000	228,564
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,269,201	703,198
Beijing Kingsoft Office Software, Inc., A Shares	39,574	1,548,473
Beijing New Building Materials PLC, A Shares	164,100	653,287
Beijing Originwater Technology Co. Ltd., A Shares	349,277	220,673
Beijing Roborock Technology Co. Ltd., A Shares	16,044	506,785
Beijing Shiji Information Technology Co. Ltd., A Shares	252,980	285,240
Beijing Shougang Co. Ltd., A Shares	663,900	327,265
Beijing Shunxin Agriculture Co. Ltd., A Shares *	70,600	153,128
Beijing Sinnet Technology Co. Ltd., A Shares	130,100	235,210
Beijing Tiantan Biological Products Corp. Ltd., A Shares	163,920	435,427
Beijing Tong Ren Tang Co. Ltd., A Shares	138,600	731,332
Beijing Ultrapower Software Co. Ltd., A Shares	204,800	300,589
Beijing United Information Technology Co. Ltd., A Shares	71,905	227,347
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., A Shares	45,750	440,243
Beijing Yanjing Brewery Co. Ltd., A Shares	313,000	612,383
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares	18,400	118,678
Beijing Zhong Ke San Huan High-Tech Co. Ltd., A Shares	117,530	174,949
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares	2,338,200	1,902,599
Beiqi Foton Motor Co. Ltd., A Shares *	478,100	184,557
BeOne Medicines Ltd. *	940,366	18,048,101
BeOne Medicines Ltd., Class A *	9,613	307,279
Bestechnic Shanghai Co. Ltd., A Shares	9,060	492,726
Bethel Automotive Safety Systems Co. Ltd., A Shares *	54,740	416,005

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BGI Genomics Co. Ltd., A Shares	28,700	204,919
Bilibili, Inc., Z Shares *	342,786	6,430,338
Bloomage Biotechnology Corp. Ltd., A Shares	34,275	240,060
Blue Moon Group Holdings Ltd. (a)	2,014,055	1,029,944
Bluefocus Intelligent Communications Group Co. Ltd., A Shares	275,100	316,675
BOC International China Co. Ltd., A Shares	46,400	63,721
BOE Technology Group Co. Ltd., A Shares	3,301,700	1,742,165
BOE Technology Group Co. Ltd., B Shares	1,135,450	372,134
Bosideng International Holdings Ltd.	4,893,211	2,745,647
Bright Dairy & Food Co. Ltd., A Shares	43,000	51,827
Brilliance China Automotive Holdings Ltd.	3,542,000	1,400,259
BTG Hotels Group Co. Ltd., A Shares	102,500	208,369
Business-intelligence of Oriental Nations Corp. Ltd., A Shares *	157,600	208,334
BYD Co. Ltd., A Shares	151,100	7,391,713
BYD Co. Ltd., H Shares	1,465,423	73,406,170
BYD Electronic International Co. Ltd.	915,516	3,636,822
By-health Co. Ltd., A Shares	78,200	126,829
C&D International Investment Group Ltd.	905,332	1,625,581
C&S Paper Co. Ltd., A Shares	151,300	151,265
Caida Securities Co. Ltd., A Shares	256,100	228,304
Caitong Securities Co. Ltd., A Shares	479,260	490,463
Cambricon Technologies Corp. Ltd., A Shares *	34,326	2,877,290
Camel Group Co. Ltd., A Shares	173,400	200,809
Canmax Technologies Co. Ltd., A Shares	73,320	174,910
CanSino Biologics, Inc., H Shares *	136,868	589,952
Capital Securities Co. Ltd., A Shares	94,900	247,342
Cathay Biotech, Inc., A Shares	26,059	170,792
CCOOP Group Co. Ltd., A Shares *	1,545,500	527,925
CECEP Solar Energy Co. Ltd., A Shares	345,200	208,031
CECEP Wind-Power Corp., A Shares	627,120	255,145
Central China Securities Co. Ltd., H Shares	787,000	150,544
CETC Cyberspace Security Technology Co. Ltd., A Shares	87,900	196,265
CGN Power Co. Ltd., A Shares	656,300	334,454
CGN Power Co. Ltd., H Shares	13,709,194	4,493,069
Changchun High-Tech Industry Group Co. Ltd., A Shares *	41,300	599,630
Changjiang Securities Co. Ltd., A Shares	519,400	472,401
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	26,400	512,483
Chaozhou Three-Circle Group Co. Ltd., A Shares	176,408	801,003
Chengdu Xingrong Environment Co. Ltd., A Shares	283,400	287,664
Chengxin Lithium Group Co. Ltd., A Shares *	81,300	126,438
Chifeng Jilong Gold Mining Co. Ltd., A Shares *	145,100	529,091
China Baoan Group Co. Ltd., A Shares	261,200	290,881
China Bohai Bank Co. Ltd., H Shares *	4,042,942	464,021
China Cinda Asset Management Co. Ltd., H Shares	10,300,352	1,366,103
China CITIC Bank Corp. Ltd., A Shares	1,126,800	1,245,455
China CITIC Bank Corp. Ltd., H Shares	11,267,705	9,929,139
China CITIC Financial Asset Management Co. Ltd., H Shares *	18,288,488	2,005,739
China Coal Energy Co. Ltd., A Shares	481,800	716,513
China Coal Energy Co. Ltd., H Shares	2,558,920	2,865,163
SECURITY	NUMBER OF SHARES	VALUE ($)
China Communications Services Corp. Ltd., H Shares	3,208,064	1,849,182
China Conch Venture Holdings Ltd.	1,547,565	1,726,852
China Construction Bank Corp., A Shares	785,200	984,546
China Construction Bank Corp., H Shares	111,401,744	100,014,446
China CSSC Holdings Ltd., A Shares	395,400	1,683,908
China Eastern Airlines Corp. Ltd., A Shares *	1,260,000	705,088
China Eastern Airlines Corp. Ltd., H Shares *	1,809,684	692,344
China Energy Engineering Corp. Ltd., A Shares	3,595,108	1,113,230
China Energy Engineering Corp. Ltd., H Shares	5,928,677	763,620
China Enterprise Co. Ltd., A Shares	459,900	182,002
China Everbright Bank Co. Ltd., A Shares	4,019,800	2,215,965
China Everbright Bank Co. Ltd., H Shares	3,558,574	1,647,330
China Everbright Environment Group Ltd.	4,871,669	2,416,715
China Everbright Ltd.	1,159,092	685,858
China Feihe Ltd.	5,024,165	3,901,928
China Film Co. Ltd., A Shares	162,200	231,983
China Galaxy Securities Co. Ltd., A Shares	559,800	1,228,946
China Galaxy Securities Co. Ltd., H Shares	4,458,118	4,309,420
China Gas Holdings Ltd.	3,643,119	3,326,477
China Great Wall Securities Co. Ltd., A Shares	279,900	311,706
China Greatwall Technology Group Co. Ltd., A Shares *	301,900	610,369
China Green Electricity Investment of Tianjin Co. Ltd., A Shares	177,500	210,733
China Hongqiao Group Ltd.	3,276,853	5,858,724
China International Capital Corp. Ltd., A Shares	88,600	407,098
China International Capital Corp. Ltd., H Shares	1,709,618	3,191,819
China International Marine Containers Group Co. Ltd., H Shares	1,007,965	700,551
China Jinmao Holdings Group Ltd.	8,711,259	1,188,674
China Jushi Co. Ltd., A Shares	377,777	593,289
China Lesso Group Holdings Ltd.	1,221,371	612,122
China Life Insurance Co. Ltd., H Shares	8,834,520	18,003,536
China Literature Ltd. *	466,276	1,593,588
China Longyuan Power Group Corp. Ltd., H Shares	3,923,780	3,257,495
China Medical System Holdings Ltd.	1,585,240	2,167,145
China Meheco Group Co. Ltd., A Shares	150,240	218,841
China Mengniu Dairy Co. Ltd.	3,669,663	8,273,829
China Merchants Bank Co. Ltd., A Shares	1,709,800	10,311,056
China Merchants Bank Co. Ltd., H Shares	4,532,877	28,267,075
China Merchants Energy Shipping Co. Ltd., A Shares	783,800	658,459
China Merchants Expressway Network & Technology Holdings Co. Ltd., A Shares	516,300	908,336
China Merchants Port Holdings Co. Ltd.	1,623,599	3,138,890
China Merchants Securities Co. Ltd., A Shares	668,680	1,502,328

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
China Merchants Securities Co. Ltd., H Shares (a)	534,860	818,501
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	704,400	848,999
China Minsheng Banking Corp. Ltd., A Shares	3,080,200	1,860,528
China Minsheng Banking Corp. Ltd., H Shares	7,368,892	3,787,087
China National Accord Medicines Corp. Ltd., B Shares	228,748	352,972
China National Building Material Co. Ltd., H Shares	5,352,720	2,389,135
China National Chemical Engineering Co. Ltd., A Shares	575,300	616,708
China National Medicines Corp. Ltd., A Shares	46,400	193,353
China National Nuclear Power Co. Ltd., A Shares	1,732,000	2,303,994
China National Software & Service Co. Ltd., A Shares *	80,470	491,760
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	278,200	898,921
China Oilfield Services Ltd., A Shares	158,229	295,733
China Oilfield Services Ltd., H Shares	2,214,056	1,798,565
China Overseas Land & Investment Ltd.	4,562,497	7,680,237
China Pacific Insurance Group Co. Ltd., A Shares	549,000	2,624,686
China Pacific Insurance Group Co. Ltd., H Shares	3,057,354	9,552,343
China Petroleum & Chemical Corp., A Shares	3,618,400	2,904,106
China Petroleum & Chemical Corp., H Shares	28,764,137	15,553,040
China Power International Development Ltd.	5,517,646	2,251,655
China Railway Group Ltd., A Shares	1,844,700	1,431,876
China Railway Group Ltd., H Shares	4,717,539	2,129,692
China Railway Hi-tech Industry Co. Ltd., A Shares	193,200	197,180
China Railway Signal & Communication Corp. Ltd., A Shares	516,306	359,898
China Railway Signal & Communication Corp. Ltd., H Shares	1,854,194	751,935
China Rare Earth Resources & Technology Co. Ltd., A Shares	93,300	438,928
China Reinsurance Group Corp., H Shares	9,239,805	1,190,097
China Resources Beer Holdings Co. Ltd.	1,899,930	6,069,367
China Resources Boya Bio-pharmaceutical Group Co. Ltd., A Shares	58,000	215,920
China Resources Building Materials Technology Holdings Ltd.	2,853,175	600,358
China Resources Double Crane Pharmaceutical Co. Ltd., A Shares	108,140	292,962
China Resources Gas Group Ltd.	1,082,631	2,885,525
China Resources Land Ltd.	3,434,766	11,213,346
China Resources Microelectronics Ltd., A Shares	93,908	621,085
China Resources Mixc Lifestyle Services Ltd.	677,145	3,225,302
China Resources Pharmaceutical Group Ltd. (a)	2,169,067	1,424,552
China Resources Power Holdings Co. Ltd.	2,394,423	6,229,155
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares	98,350	586,551
SECURITY	NUMBER OF SHARES	VALUE ($)
China Ruyi Holdings Ltd. *(a)	10,566,947	2,762,495
China Shenhua Energy Co. Ltd., A Shares	613,370	3,369,355
China Shenhua Energy Co. Ltd., H Shares	4,043,939	17,095,673
China South Publishing & Media Group Co. Ltd., A Shares	175,200	337,913
China Southern Airlines Co. Ltd., A Shares *	1,069,300	904,242
China Southern Airlines Co. Ltd., H Shares *	1,937,471	963,602
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., A Shares	262,500	180,792
China Southern Power Grid Energy Storage Co. Ltd., A Shares	143,300	201,569
China State Construction Engineering Corp. Ltd., A Shares	3,364,400	2,653,530
China State Construction International Holdings Ltd.	2,308,556	3,250,181
China Suntien Green Energy Corp. Ltd., H Shares	2,922,999	1,580,493
China Taiping Insurance Holdings Co. Ltd.	1,640,148	2,522,484
China Three Gorges Renewables Group Co. Ltd., A Shares	2,320,100	1,382,076
China Tourism Group Duty Free Corp. Ltd., A Shares	162,100	1,363,804
China Tourism Group Duty Free Corp. Ltd., H Shares (a)	139,839	888,087
China Tower Corp. Ltd., H Shares	5,740,039	8,520,516
China Traditional Chinese Medicine Holdings Co. Ltd. *	3,173,670	914,678
China TransInfo Technology Co. Ltd., A Shares	156,500	205,359
China United Network Communications Ltd., A Shares	2,187,900	1,628,397
China Vanke Co. Ltd., A Shares *	846,900	780,851
China Vanke Co. Ltd., H Shares *(a)	2,473,297	1,618,049
China World Trade Center Co. Ltd., A Shares	64,000	191,601
China XD Electric Co. Ltd., A Shares	447,700	387,296
China Yangtze Power Co. Ltd., A Shares	2,069,700	8,679,253
China Zhenhua Group Science & Technology Co. Ltd., A Shares	51,400	327,814
China Zheshang Bank Co. Ltd., A Shares	1,052,390	470,544
China Zheshang Bank Co. Ltd., H Shares	2,966,000	1,085,553
Chinalin Securities Co. Ltd., A Shares	124,200	233,339
Chinese Universe Publishing & Media Group Co. Ltd., A Shares	121,000	177,930
Chongqing Brewery Co. Ltd., A Shares	45,800	367,588
Chongqing Changan Automobile Co. Ltd., A Shares *	696,664	1,194,698
Chongqing Changan Automobile Co. Ltd., B Shares *	1,986,698	960,216
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	110,760	209,165
Chongqing Qianli Technology Co. Ltd., A Shares *	415,000	477,141
Chongqing Rural Commercial Bank Co. Ltd., H Shares (a)	3,422,646	2,823,998
Chongqing Taiji Industry Group Co. Ltd., A Shares	44,900	132,362
Chongqing Zhifei Biological Products Co. Ltd., A Shares	206,100	547,757
Cinda Securities Co. Ltd., A Shares	85,400	170,524
CITIC Ltd.	5,763,518	7,291,173

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Citic Pacific Special Steel Group Co. Ltd., A Shares	492,910	778,209
CITIC Securities Co. Ltd., A Shares	1,038,780	3,681,054
CITIC Securities Co. Ltd., H Shares	1,972,836	5,001,560
CMOC Group Ltd., A Shares	858,100	857,903
CMOC Group Ltd., H Shares	4,765,493	3,816,503
CNGR Advanced Material Co. Ltd., A Shares	57,380	247,554
CNOOC Energy Technology & Services Ltd., A Shares	309,200	177,320
CNPC Capital Co. Ltd., A Shares	382,200	360,353
COFCO Sugar Holding Co. Ltd., A Shares	127,700	164,908
Contemporary Amperex Technology Co. Ltd., A Shares	365,800	12,698,479
COSCO SHIPPING Development Co. Ltd., A Shares	1,176,100	411,541
COSCO SHIPPING Development Co. Ltd., H Shares	3,943,147	487,767
COSCO SHIPPING Energy Transportation Co. Ltd., A Shares	320,100	448,926
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares (a)	1,568,350	1,224,031
COSCO SHIPPING Holdings Co. Ltd., A Shares	1,100,321	2,504,185
COSCO SHIPPING Holdings Co. Ltd., H Shares	3,272,119	5,649,966
COSCO SHIPPING Ports Ltd.	1,557,321	931,428
Country Garden Services Holdings Co. Ltd.	2,549,564	2,171,903
CRRC Corp. Ltd., A Shares	2,088,100	2,087,622
CRRC Corp. Ltd., H Shares	4,732,195	3,029,454
CSC Financial Co. Ltd., A Shares	358,300	1,143,312
CSC Financial Co. Ltd., H Shares	1,165,729	1,346,864
CSG Holding Co. Ltd., A Shares	275,200	179,221
CSG Holding Co. Ltd., B Shares	797,385	170,834
CSPC Innovation Pharmaceutical Co. Ltd., A Shares	103,920	749,063
CSPC Pharmaceutical Group Ltd.	10,423,193	10,766,731
CSSC Science & Technology Co. Ltd., A Shares	116,000	196,994
Daan Gene Co. Ltd., A Shares	140,160	118,330
Daqin Railway Co. Ltd., A Shares	1,594,100	1,494,126
Daqo New Energy Corp., ADR *	59,501	794,933
Datang International Power Generation Co. Ltd., H Shares	4,464,505	1,093,132
DHC Software Co. Ltd., A Shares	389,400	493,668
Dian Diagnostics Group Co. Ltd., A Shares	69,500	137,810
Do-Fluoride New Materials Co. Ltd., A Shares *	98,280	156,939
Dong-E-E-Jiao Co. Ltd., A Shares	58,500	445,229
Dongfang Electric Corp. Ltd., A Shares	268,900	595,925
Dongfang Electric Corp. Ltd., H Shares	441,308	675,338
DongFeng Automobile Co. Ltd., A Shares	174,000	197,638
Dongfeng Motor Group Co. Ltd., H Shares	2,862,584	1,587,982
Dongguan Development Holdings Co. Ltd., A Shares	98,400	141,281
Dongguan Yiheda Automation Co. Ltd., A Shares *	59,500	177,468
Dongxing Securities Co. Ltd., A Shares	284,900	404,307
Double Medical Technology, Inc.	41,500	216,327
East Buy Holding Ltd. *(a)	511,770	848,430
East Money Information Co. Ltd., A Shares	1,321,102	3,782,622
Eastern Air Logistics Co. Ltd., A Shares	146,200	266,551
SECURITY	NUMBER OF SHARES	VALUE ($)
Eastroc Beverage Group Co. Ltd., A Shares	17,400	773,156
Ecovacs Robotics Co. Ltd., A Shares	51,200	381,850
Empyrean Technology Co. Ltd., A Shares	24,100	425,234
ENN Energy Holdings Ltd.	900,019	7,196,433
ENN Natural Gas Co. Ltd., A Shares	247,475	651,535
Eoptolink Technology, Inc. Ltd., A Shares	73,640	902,599
Eve Energy Co. Ltd., A Shares	164,836	1,031,362
Everbright Securities Co. Ltd., A Shares	308,800	697,642
Everbright Securities Co. Ltd., H Shares	288,800	262,226
Everdisplay Optronics Shanghai Co. Ltd., A Shares *	667,963	217,966
Eyebright Medical Technology Beijing Co. Ltd., A Shares	15,044	149,173
Fangda Carbon New Material Co. Ltd., A Shares	344,280	220,862
Far East Horizon Ltd.	2,543,707	1,965,793
Farasis Energy Gan Zhou Co. Ltd., A Shares *	93,274	166,560
FAW Jiefang Group Co. Ltd., A Shares	236,400	236,018
Fiberhome Telecommunication Technologies Co. Ltd., A Shares	98,800	275,479
Financial Street Holdings Co. Ltd., A Shares *	190,300	72,403
First Capital Securities Co. Ltd., A Shares	422,900	389,331
Flat Glass Group Co. Ltd., A Shares	127,900	255,209
Flat Glass Group Co. Ltd., H Shares (a)	391,510	415,897
Focus Media Information Technology Co. Ltd., A Shares	1,151,000	1,193,889
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	412,804	2,546,188
Fosun International Ltd.	2,915,872	1,706,787
Founder Securities Co. Ltd., A Shares	689,500	728,596
Foxconn Industrial Internet Co. Ltd., A Shares	1,071,200	2,815,718
Fujian Funeng Co. Ltd., A Shares	144,620	197,000
Fujian Kuncai Material Technology Co. Ltd., A Shares	35,980	96,075
Fujian Sunner Development Co. Ltd., A Shares	120,900	252,825
Full Truck Alliance Co. Ltd., ADR	907,487	10,554,074
Fushun Special Steel Co. Ltd., A Shares	131,200	92,366
Fuyao Glass Industry Group Co. Ltd., A Shares	153,900	1,238,825
Fuyao Glass Industry Group Co. Ltd., H Shares	746,050	5,332,632
GalaxyCore, Inc., Class A	210,559	461,077
Gan & Lee Pharmaceuticals Co. Ltd., A Shares	48,600	367,791
Ganfeng Lithium Group Co. Ltd., A Shares	117,820	493,749
Ganfeng Lithium Group Co. Ltd., H Shares (a)	516,887	1,265,595
G-bits Network Technology Xiamen Co. Ltd., A Shares	6,200	216,554
GCL System Integration Technology Co. Ltd., A Shares *	557,100	170,186
GCL Technology Holdings Ltd. *	25,572,563	2,674,153
GD Power Development Co. Ltd., A Shares	1,634,300	1,037,089
GDS Holdings Ltd., A Shares *(a)	961,791	2,900,748
Geely Automobile Holdings Ltd.	7,003,138	15,736,084
GEM Co. Ltd., A Shares	494,900	416,445
Gemdale Corp., A Shares	431,000	230,412
Genscript Biotech Corp. *	1,579,105	2,581,649
GF Securities Co. Ltd., A Shares	504,700	1,141,622
GF Securities Co. Ltd., H Shares	1,291,809	1,818,718

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Giant Biogene Holding Co. Ltd.	542,094	4,908,299
Giant Network Group Co. Ltd., A Shares	212,900	426,885
GigaDevice Semiconductor, Inc., A Shares *	61,184	954,082
Ginlong Technologies Co. Ltd., A Shares	37,350	264,969
Glarun Technology Co. Ltd., A Shares	112,900	404,466
GoerTek, Inc., A Shares	321,300	932,895
Goke Microelectronics Co. Ltd., A Shares (b)	17,300	194,725
Goldwind Science & Technology Co. Ltd., A Shares	372,200	478,064
Goldwind Science & Technology Co. Ltd., H Shares	761,386	590,346
Goneo Group Co. Ltd., A Shares	47,560	467,566
GoodWe Technologies Co. Ltd., A Shares	18,877	105,320
Gotion High-tech Co. Ltd., A Shares	154,200	524,374
Grandjoy Holdings Group Co. Ltd., A Shares *	358,572	129,953
Great Wall Motor Co. Ltd., A Shares	244,600	765,219
Great Wall Motor Co. Ltd., H Shares *	2,721,688	4,227,501
Gree Electric Appliances, Inc. of Zhuhai, A Shares	326,700	2,105,825
Greenland Holdings Corp. Ltd., A Shares *	605,000	140,294
Greentown China Holdings Ltd.	1,484,293	1,802,000
GRG Banking Equipment Co. Ltd., A Shares	247,500	417,217
Guangdong Baolihua New Energy Stock Co. Ltd., A Shares	341,500	203,905
Guangdong Electric Power Development Co. Ltd., B Shares	1,399,814	314,182
Guangdong Golden Dragon Development, Inc., A Shares *	75,300	126,621
Guangdong Haid Group Co. Ltd., A Shares	122,800	1,033,500
Guangdong HEC Technology Holding Co. Ltd., A Shares	254,900	335,187
Guangdong Investment Ltd.	3,536,167	2,877,077
Guangdong Kinlong Hardware Products Co. Ltd., A Shares	21,800	66,081
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., A Shares	74,500	146,587
Guanghui Energy Co. Ltd., A Shares	621,800	512,004
Guangshen Railway Co. Ltd., H Shares	2,670,273	612,952
Guangxi Guiguan Electric Power Co. Ltd., A Shares	342,500	307,704
Guangxi Liugong Machinery Co. Ltd., A Shares	202,000	278,528
Guangzhou Automobile Group Co. Ltd., A Shares	336,160	360,356
Guangzhou Automobile Group Co. Ltd., H Shares	2,877,152	1,005,337
Guangzhou Baiyun International Airport Co. Ltd., A Shares	118,300	156,876
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A Shares	116,400	436,885
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	248,556	552,801
Guangzhou Development Group, Inc., A Shares	314,700	287,972
Guangzhou Great Power Energy & Technology Co. Ltd., A Shares *	33,200	114,790
Guangzhou Haige Communications Group, Inc. Co., A Shares	271,400	514,034
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	45,900	184,960
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou Port Co. Ltd., A Shares	429,300	191,352
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares *	64,400	295,278
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	187,780	439,357
Guangzhou Wondfo Biotech Co. Ltd., A Shares	48,200	142,358
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., A Shares *	280,118	250,104
Guangzhou Zhujiang Brewery Co. Ltd., A Shares	214,300	346,075
Guizhou Panjiang Refined Coal Co. Ltd., A Shares	257,100	163,864
Guobo Electronics Co. Ltd., A Shares	48,411	383,905
Guolian Minsheng Securities Co. Ltd., A Shares	344,500	474,057
Guosen Securities Co. Ltd., A Shares	481,100	750,210
Guosheng Financial Holding, Inc., A Shares *	194,100	325,852
Guotai Haitong Securities Co. Ltd., A Shares	1,061,974	2,533,407
Guotai Haitong Securities Co. Ltd., H Shares	3,546,013	5,019,511
Guoyuan Securities Co. Ltd., A Shares	406,500	426,163
H World Group Ltd.	2,267,544	8,053,395
Haidilao International Holding Ltd.	1,762,878	3,390,172
Haier Smart Home Co. Ltd., A Shares	544,600	1,893,564
Haier Smart Home Co. Ltd., H Shares	2,758,552	8,091,091
Hainan Airlines Holding Co. Ltd., A Shares *	3,397,900	636,960
Hainan Airport Infrastructure Co. Ltd., A Shares *	1,019,700	488,494
Hainan Drinda New Energy Technology Co. Ltd., A Shares *	14,400	75,843
Haisco Pharmaceutical Group Co. Ltd., A Shares	50,600	321,728
Haitian International Holdings Ltd.	748,969	1,826,206
Hangzhou Binjiang Real Estate Group Co. Ltd., A Shares	279,900	364,175
Hangzhou Chang Chuan Technology Co. Ltd., A Shares	59,500	340,146
Hangzhou First Applied Material Co. Ltd., A Shares	134,290	226,003
Hangzhou GreatStar Industrial Co. Ltd., A Shares	106,000	347,070
Hangzhou Iron & Steel Co., A Shares	241,900	299,283
Hangzhou Lion Microelectronics Co. Ltd., A Shares	61,656	202,733
Hangzhou Oxygen Plant Group Co. Ltd., A Shares	68,200	180,120
Hangzhou Robam Appliances Co. Ltd., A Shares	97,000	266,554
Hangzhou Shunwang Technology Co. Ltd., A Shares	63,500	161,535
Hangzhou Silan Microelectronics Co. Ltd., A Shares *	132,600	442,267
Hangzhou Tigermed Consulting Co. Ltd., A Shares	64,700	445,070
Hangzhou Tigermed Consulting Co. Ltd., H Shares	144,560	601,907
Han's Laser Technology Industry Group Co. Ltd., A Shares	68,000	217,078
Hansoh Pharmaceutical Group Co. Ltd.	1,145,196	3,775,187
Haohua Chemical Science & Technology Co. Ltd., A Shares	79,400	264,165
Harbin Boshi Automation Co. Ltd., A Shares	97,500	206,463

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Harbin Hatou Investment Co. Ltd., A Shares *	185,700	146,721
Hebei Yangyuan Zhihui Beverage Co. Ltd., A Shares	122,000	414,197
Hefei Meiya Optoelectronic Technology, Inc., A Shares	84,110	204,154
Heilongjiang Agriculture Co. Ltd., A Shares	183,100	365,608
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., A Shares	187,700	430,308
Henan Shuanghui Investment & Development Co. Ltd., A Shares	269,000	909,535
Hengan International Group Co. Ltd.	786,036	2,130,097
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares	151,500	271,375
Hengli Petrochemical Co. Ltd., A Shares *	266,400	560,422
Hengtong Optic-electric Co. Ltd., A Shares	235,300	490,096
Hengyi Petrochemical Co. Ltd., A Shares	302,900	252,779
Hesteel Co. Ltd., A Shares	954,400	290,230
Hisense Home Appliances Group Co. Ltd., A Shares	102,400	396,851
Hisense Home Appliances Group Co. Ltd., H Shares (a)	468,608	1,547,774
Hisense Visual Technology Co. Ltd., A Shares	114,800	380,507
Hithink RoyalFlush Information Network Co. Ltd., A Shares	48,200	1,655,893
HLA Group Corp. Ltd., A Shares	504,100	502,585
Hongta Securities Co. Ltd., A Shares	162,900	183,899
Hongyuan Green Energy Co. Ltd., A Shares	48,517	94,452
Hopson Development Holdings Ltd. *	1,390,711	539,149
Hoshine Silicon Industry Co. Ltd., A Shares	57,100	388,270
Hoymiles Power Electronics, Inc., A Shares	7,634	105,622
Hua Hong Semiconductor Ltd. (a)	716,741	2,888,334
Hua Hong Semiconductor Ltd., A Shares	25,210	167,608
Huaan Securities Co. Ltd., A Shares	260,300	198,072
Huadian Power International Corp. Ltd., A Shares	597,352	485,237
Huadian Power International Corp. Ltd., H Shares	1,889,824	1,096,556
Huadong Medicine Co. Ltd., A Shares	135,500	841,036
Huafon Chemical Co. Ltd., A Shares	381,000	356,577
Huagong Tech Co. Ltd., A Shares	84,800	496,791
Huaibei Mining Holdings Co. Ltd., A Shares	208,500	359,870
Hualan Biological Engineering, Inc., A Shares	171,980	384,717
Huali Industrial Group Co. Ltd., A Shares	21,200	155,814
Huaneng Lancang River Hydropower, Inc., A Shares	516,800	722,637
Huaneng Power International, Inc., A Shares	625,600	628,063
Huaneng Power International, Inc., H Shares	4,941,128	3,125,402
Huapont Life Sciences Co. Ltd., A Shares	279,800	160,848
Huatai Securities Co. Ltd., A Shares	668,300	1,555,297
Huatai Securities Co. Ltd., H Shares	1,599,763	2,697,026
Huaxi Securities Co. Ltd., A Shares	165,400	189,018
Huaxia Bank Co. Ltd., A Shares	1,289,200	1,347,979
Huaxia Eye Hospital Group Co. Ltd., A Shares	13,150	34,420
SECURITY	NUMBER OF SHARES	VALUE ($)
Huaxin Cement Co. Ltd., A Shares	128,926	221,093
Huaxin Cement Co. Ltd., H Shares	486,619	519,413
Huayu Automotive Systems Co. Ltd., A Shares	295,100	741,679
Hubei Biocause Pharmaceutical Co. Ltd., A Shares *(b)	377,300	143,551
Hubei Energy Group Co. Ltd., A Shares	588,800	380,180
Hubei Jumpcan Pharmaceutical Co. Ltd., A Shares	36,400	136,570
Hubei Xingfa Chemicals Group Co. Ltd., A Shares	108,000	313,428
Huizhou Desay Sv Automotive Co. Ltd., A Shares	46,700	716,940
Humanwell Healthcare Group Co. Ltd., A Shares	151,600	466,905
Hunan Gold Corp. Ltd., A Shares	110,600	344,471
Hunan Valin Steel Co. Ltd., A Shares	571,300	379,193
Hunan Yuneng New Energy Battery Material Co. Ltd., A Shares	31,200	119,269
Hundsun Technologies, Inc., A Shares	185,694	678,401
Hwatsing Technology Co. Ltd., A Shares	12,101	248,383
Hygeia Healthcare Holdings Co. Ltd., Class C *(a)	447,193	873,679
Hygon Information Technology Co. Ltd., A Shares (b)	192,899	3,646,295
Hytera Communications Corp. Ltd., A Shares *	165,400	258,608
IEIT Systems Co. Ltd., A Shares	118,728	807,001
Iflytek Co. Ltd., A Shares	192,500	1,230,381
Imeik Technology Development Co. Ltd., A Shares	22,260	525,463
Industrial & Commercial Bank of China Ltd., A Shares	6,531,300	6,411,904
Industrial & Commercial Bank of China Ltd., H Shares	94,120,773	68,536,146
Industrial Bank Co. Ltd., A Shares	1,661,900	5,224,555
Industrial Securities Co. Ltd., A Shares	825,460	659,070
Ingenic Semiconductor Co. Ltd., A Shares *	35,000	308,367
Inner Mongolia BaoTou Steel Union Co. Ltd., A Shares *	3,540,200	855,352
Inner Mongolia Berun Chemical Co. Ltd., A Shares *	326,900	228,324
Inner Mongolia Dian Tou Energy Corp. Ltd., A Shares	254,400	699,086
Inner Mongolia ERDOS Resources Co. Ltd., A Shares	130,100	168,188
Inner Mongolia ERDOS Resources Co. Ltd., B Shares	661,620	647,064
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A Shares	484,600	357,984
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., A Shares	593,000	332,663
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	532,200	2,239,162
Inner Mongolia Yitai Coal Co. Ltd., B Shares	500,000	1,018,000
Innovent Biologics, Inc. *	1,751,047	13,833,663
Intco Medical Technology Co. Ltd., A Shares	60,450	199,020
iQIYI, Inc., ADR *	542,639	868,222
iRay Group, A Shares	9,800	178,659
IRICO Display Devices Co. Ltd., A Shares *	207,000	176,485
Isoftstone Information Technology Group Co. Ltd., A Shares	83,500	605,236

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
J&T Global Express Ltd. *	8,239,800	7,176,876
JA Solar Technology Co. Ltd., A Shares *	316,736	401,987
Jafron Biomedical Co. Ltd., A Shares	68,050	206,277
Jason Furniture Hangzhou Co. Ltd., A Shares	75,010	260,392
JCET Group Co. Ltd., A Shares	136,600	610,007
JCHX Mining Management Co. Ltd., A Shares	35,600	193,382
JD Health International, Inc. *	1,245,121	6,375,220
JD Logistics, Inc. *	1,936,205	3,071,636
JD.com, Inc., A Shares	3,035,766	49,902,154
Jiangling Motors Corp. Ltd., A Shares	46,100	137,500
Jiangsu Cnano Technology Co. Ltd., A Shares	28,759	164,767
Jiangsu Eastern Shenghong Co. Ltd., A Shares	386,100	455,708
Jiangsu Expressway Co. Ltd., A Shares	172,000	390,733
Jiangsu Expressway Co. Ltd., H Shares	1,501,306	1,912,638
Jiangsu Financial Leasing Co. Ltd., A Shares	511,400	423,939
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	91,784	868,180
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares	554,444	4,214,349
Jiangsu Hoperun Software Co. Ltd., A Shares *	64,000	447,275
Jiangsu King's Luck Brewery JSC Ltd., A Shares	118,000	722,421
Jiangsu Linyang Energy Co. Ltd., A Shares	188,800	146,024
Jiangsu Nhwa Pharmaceutical Co. Ltd., A Shares	94,700	303,891
Jiangsu Pacific Quartz Co. Ltd., A Shares *	42,600	177,518
Jiangsu Phoenix Publishing & Media Corp. Ltd., A Shares	276,400	451,734
Jiangsu Xukuang Energy Co. Ltd., A Shares	247,300	174,101
Jiangsu Yanghe Distillery Co. Ltd., A Shares	131,600	1,200,575
Jiangsu Yangnong Chemical Co. Ltd., A Shares	44,200	338,728
Jiangsu Yoke Technology Co. Ltd., A Shares	41,800	304,199
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., A Shares	93,500	490,633
Jiangsu Zhongtian Technology Co. Ltd., A Shares	311,600	575,895
Jiangxi Copper Co. Ltd., A Shares	144,400	426,083
Jiangxi Copper Co. Ltd., H Shares	1,391,456	2,462,958
Jiangxi Special Electric Motor Co. Ltd., A Shares *	161,500	153,838
Jilin Aodong Pharmaceutical Group Co. Ltd., A Shares	105,100	239,194
Jinduicheng Molybdenum Co. Ltd., A Shares	165,700	242,741
Jinko Solar Co. Ltd., A Shares	570,336	411,815
Jinxin Fertility Group Ltd. (a)	2,607,879	934,527
JiuGui Liquor Co. Ltd., A Shares	31,000	180,835
Jizhong Energy Resources Co. Ltd., A Shares	326,700	303,943
Joincare Pharmaceutical Group Industry Co. Ltd., A Shares	175,700	272,029
Joinn Laboratories China Co. Ltd., A Shares	55,272	146,591
Joinn Laboratories China Co. Ltd., H Shares	148,314	268,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Jointown Pharmaceutical Group Co. Ltd., A Shares	559,271	403,825
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., A Shares *	78,800	204,286
JOYY, Inc., ADR	32,329	1,547,913
Juneyao Airlines Co. Ltd., A Shares	250,400	483,996
J-Yuan Trust Co. Ltd., A Shares *	869,300	323,499
Kangmei Pharmaceutical Co. Ltd., A Shares *	622,300	170,229
Kanzhun Ltd., ADR *	436,352	7,400,530
KE Holdings, Inc., ADR	730,854	13,491,565
Keda Industrial Group Co. Ltd., A Shares	180,000	257,441
Kingboard Holdings Ltd.	816,414	2,321,739
Kingboard Laminates Holdings Ltd.	1,390,791	1,555,463
Kingdee International Software Group Co. Ltd. *	3,498,495	5,487,625
Kingfa Sci & Tech Co. Ltd., A Shares	178,500	254,304
Kingnet Network Co. Ltd., A Shares	203,600	450,362
Kingsoft Corp. Ltd.	979,403	4,171,632
Kuaishou Technology *	3,376,033	22,947,320
Kuang-Chi Technologies Co. Ltd., A Shares	192,000	1,182,662
Kunlun Energy Co. Ltd.	4,180,271	4,184,776
Kunlun Tech Co. Ltd., A Shares	117,300	544,343
Kweichow Moutai Co. Ltd., A Shares	105,000	22,190,748
Lakala Payment Co. Ltd., A Shares	52,000	177,337
Lao Feng Xiang Co. Ltd., A Shares	133,558	953,794
Laobaixing Pharmacy Chain JSC, A Shares	62,699	167,507
LB Group Co. Ltd., A Shares	238,500	547,431
Lee & Man Paper Manufacturing Ltd.	1,976,871	544,540
Legend Holdings Corp., H Shares *	689,351	693,610
Lens Technology Co. Ltd., A Shares	412,700	1,161,599
Leo Group Co. Ltd., A Shares	655,900	329,696
Lepu Medical Technology Beijing Co. Ltd., A Shares	180,000	287,434
Levima Advanced Materials Corp., A Shares	70,900	148,856
Leyard Optoelectronic Co. Ltd., A Shares	236,200	193,180
Li Auto, Inc., Class A *	1,404,944	20,120,411
Li Ning Co. Ltd.	2,612,570	4,990,888
LianChuang Electronic Technology Co. Ltd., A Shares *	107,700	153,587
Liaoning Port Co. Ltd., A Shares	1,500,300	308,324
Lingyi iTech Guangdong Co., A Shares	657,300	735,642
Livzon Pharmaceutical Group, Inc., A Shares	51,600	260,807
Livzon Pharmaceutical Group, Inc., H Shares	174,337	645,853
Longfor Group Holdings Ltd.	2,927,545	3,669,908
LONGi Green Energy Technology Co. Ltd., A Shares	628,748	1,255,462
Longshine Technology Group Co. Ltd., A Shares	105,200	250,961
Loongson Technology Corp. Ltd., A Shares *	29,424	528,939
Lufax Holding Ltd., ADR	260,653	763,713
Luxi Chemical Group Co. Ltd., A Shares	165,500	240,150
Luxshare Precision Industry Co. Ltd., A Shares	585,517	2,471,616
Luye Pharma Group Ltd. *	2,320,284	745,658
Luzhou Laojiao Co. Ltd., A Shares	125,400	2,035,890
Maanshan Iron & Steel Co. Ltd., A Shares *	478,800	227,378
Mango Excellent Media Co. Ltd., A Shares	164,370	510,343
Maxscend Microelectronics Co. Ltd., A Shares	45,248	442,701

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Meihua Holdings Group Co. Ltd., A Shares	293,400	426,962
Meinian Onehealth Healthcare Holdings Co. Ltd., A Shares	350,200	251,892
Meituan, B Shares *	6,577,222	115,749,646
Metallurgical Corp. of China Ltd., A Shares	1,336,700	543,838
Metallurgical Corp. of China Ltd., H Shares	3,783,892	738,292
Microport Scientific Corp. *(a)	1,154,315	1,084,900
Micro-Tech Nanjing Co. Ltd., A Shares	17,179	160,587
Midea Group Co. Ltd. *	423,000	4,444,938
Ming Yang Smart Energy Group Ltd., A Shares	228,700	319,154
MINISO Group Holding Ltd. (a)	565,504	2,444,744
Minmetals Capital Co. Ltd., A Shares	231,100	169,755
Minmetals New Energy Materials Hunan Co. Ltd., A Shares *	236,184	158,404
Minth Group Ltd. *	886,081	2,401,212
Montage Technology Co. Ltd., A Shares	77,158	817,687
Muyuan Foods Co. Ltd., A Shares	460,786	2,587,488
Nanjing Iron & Steel Co. Ltd., A Shares	548,800	324,632
Nanjing Securities Co. Ltd., A Shares	272,700	293,464
NARI Technology Co. Ltd., A Shares	668,796	2,060,720
National Silicon Industry Group Co. Ltd., A Shares	181,236	466,072
NAURA Technology Group Co. Ltd., A Shares	41,900	2,435,229
NavInfo Co. Ltd., A Shares *	279,800	330,632
NetEase, Inc.	2,151,878	52,331,890
New China Life Insurance Co. Ltd., A Shares	174,000	1,215,305
New China Life Insurance Co. Ltd., H Shares	862,596	3,525,604
New Hope Liuhe Co. Ltd., A Shares *	421,300	560,435
New Oriental Education & Technology Group, Inc.	1,819,791	8,633,016
Newland Digital Technology Co. Ltd., A Shares	108,600	468,532
Nexchip Semiconductor Corp., A Shares *	93,831	265,403
Nine Dragons Paper Holdings Ltd. *	2,105,454	835,034
Ninestar Corp., A Shares *	136,400	409,106
Ningbo Deye Technology Co. Ltd., A Shares	51,861	593,240
Ningbo Joyson Electronic Corp., A Shares	130,600	322,254
Ningbo Orient Wires & Cables Co. Ltd., A Shares	65,200	431,942
Ningbo Ronbay New Energy Technology Co. Ltd., A Shares	62,681	159,365
Ningbo Sanxing Medical Electric Co. Ltd., A Shares	109,200	333,590
Ningbo Shanshan Co. Ltd., A Shares	232,900	247,076
Ningbo Tuopu Group Co. Ltd., A Shares	133,255	912,218
Ningbo Zhoushan Port Co. Ltd., A Shares	746,600	374,251
Ningxia Baofeng Energy Group Co. Ltd., A Shares	265,500	589,865
NIO, Inc., Class A *	1,935,274	6,935,006
Nongfu Spring Co. Ltd., H Shares	2,108,285	10,324,253
North Industries Group Red Arrow Co. Ltd., A Shares	74,900	173,063
Northeast Securities Co. Ltd., A Shares	200,000	203,009
Offshore Oil Engineering Co. Ltd., A Shares	682,000	495,284
OFILM Group Co. Ltd., A Shares *	303,500	495,182
Oppein Home Group, Inc., A Shares	20,740	177,488
SECURITY	NUMBER OF SHARES	VALUE ($)
ORG Technology Co. Ltd., A Shares	81,700	62,849
Orient Securities Co. Ltd., A Shares	618,816	801,699
Orient Securities Co. Ltd., H Shares	1,208,455	735,101
Oriental Energy Co. Ltd., A Shares *	156,600	173,960
Oriental Pearl Group Co. Ltd., A Shares	304,000	308,996
Ourpalm Co. Ltd., A Shares *	334,900	233,446
Ovctek China, Inc., A Shares	81,180	171,003
Pacific Securities Co. Ltd., A Shares *	388,200	193,516
Pangang Group Vanadium Titanium & Resources Co. Ltd., A Shares *	759,300	263,585
PDD Holdings, Inc., ADR *	844,336	81,486,867
People.cn Co. Ltd., A Shares	111,800	307,690
People's Insurance Co. Group of China Ltd., A Shares	931,100	1,069,227
People's Insurance Co. Group of China Ltd., H Shares	9,615,503	6,290,533
Perfect World Co. Ltd., A Shares	85,450	159,470
PetroChina Co. Ltd., A Shares	2,208,400	2,542,145
PetroChina Co. Ltd., H Shares	24,999,170	21,009,179
Pharmaron Beijing Co. Ltd., A Shares	115,000	380,691
Pharmaron Beijing Co. Ltd., H Shares (a)	331,331	645,630
PICC Property & Casualty Co. Ltd., H Shares	8,032,678	15,304,144
Ping An Bank Co. Ltd., A Shares	1,688,700	2,710,680
Ping An Healthcare & Technology Co. Ltd.	1,150,635	1,037,421
Ping An Insurance Group Co. of China Ltd., A Shares	892,300	6,601,507
Ping An Insurance Group Co. of China Ltd., H Shares	7,720,671	45,438,589
Pingdingshan Tianan Coal Mining Co. Ltd., A Shares *	258,300	301,281
Piotech, Inc., A Shares	14,758	302,080
Polaris Bay Group Co. Ltd., A Shares *	157,700	142,773
Poly Developments & Holdings Group Co. Ltd., A Shares	892,600	1,007,663
Poly Property Services Co. Ltd., H Shares	187,976	732,338
Pop Mart International Group Ltd.	814,040	22,879,968
Porton Pharma Solutions Ltd., A Shares *	58,800	128,677
Postal Savings Bank of China Co. Ltd., A Shares	1,993,300	1,475,258
Postal Savings Bank of China Co. Ltd., H Shares	12,971,549	8,436,457
Power Construction Corp. of China Ltd., A Shares	1,560,800	1,022,957
Pylon Technologies Co. Ltd., A Shares	19,566	116,391
Qi An Xin Technology Group, Inc., A Shares *	24,707	103,471
Qifu Technology, Inc., ADR	128,920	5,298,612
Qingdao Port International Co. Ltd., A Shares	156,500	193,842
Qingdao Port International Co. Ltd., H Shares	537,000	449,238
Qingdao TGOOD Electric Co. Ltd., A Shares	113,900	350,479
Qinghai Salt Lake Industry Co. Ltd., A Shares *	518,700	1,140,879
Qinhuangdao Port Co. Ltd., A Shares	436,200	197,456
Quzhou Xin'an Development Co. Ltd., A Shares *	464,600	165,798
Range Intelligent Computing Technology Group Co. Ltd., A Shares	47,000	280,173
Raytron Technology Co. Ltd., A Shares	45,400	383,290
Red Star Macalline Group Corp. Ltd., H Shares *	1,003,988	177,968
Remegen Co. Ltd., A Shares *	23,187	189,929

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Remegen Co. Ltd., H Shares *	186,643	1,147,247
RLX Technology, Inc., ADR	866,827	1,785,664
RoboTechnik Intelligent Technology Co. Ltd., A Shares	7,500	139,614
Rockchip Electronics Co. Ltd., A Shares	16,600	332,615
Rongsheng Petrochemical Co. Ltd., A Shares	819,400	977,366
Ruijie Networks Co. Ltd., A Shares	17,400	161,469
SAIC Motor Corp. Ltd., A Shares	715,400	1,610,275
Sailun Group Co. Ltd., A Shares	309,500	538,063
Sanan Optoelectronics Co. Ltd., A Shares	401,400	692,814
Sangfor Technologies, Inc., A Shares	14,100	174,839
Sansure Biotech, Inc., A Shares	68,395	189,848
Sany Heavy Equipment International Holdings Co. Ltd.	991,567	800,431
Sany Heavy Industry Co. Ltd., A Shares	714,900	1,869,234
Sany Renewable Energy Co. Ltd., A Shares	43,035	140,310
Satellite Chemical Co. Ltd., A Shares *	321,962	747,943
SDIC Capital Co. Ltd., A Shares	328,400	317,837
SDIC Power Holdings Co. Ltd., A Shares	639,100	1,389,724
Sealand Securities Co. Ltd., A Shares	473,400	245,191
Seazen Group Ltd. *	3,545,235	877,091
Seazen Holdings Co. Ltd., A Shares *	220,700	386,137
SenseTime Group, Inc., Class B *(a)	29,819,349	5,323,831
Seres Group Co. Ltd., A Shares	129,100	2,438,355
SF Holding Co. Ltd., A Shares	422,500	2,707,487
SG Micro Corp., A Shares	29,698	380,295
Shaanxi Coal Industry Co. Ltd., A Shares	848,300	2,458,328
Shaanxi Energy Investment Co. Ltd., A Shares	298,600	371,921
Shaanxi International Trust Co. Ltd., A Shares	381,400	179,535
Shan Xi Hua Yang Group New Energy Co. Ltd., A Shares	375,750	345,402
Shandong Gold Mining Co. Ltd., A Shares	321,704	1,340,126
Shandong Gold Mining Co. Ltd., H Shares	822,163	2,563,509
Shandong Himile Mechanical Science & Technology Co. Ltd., A Shares	68,600	584,300
Shandong Hi-speed Co. Ltd., A Shares	244,600	388,553
Shandong Hualu Hengsheng Chemical Co. Ltd., A Shares	205,360	593,697
Shandong Humon Smelting Co. Ltd., A Shares	213,000	321,793
Shandong Linglong Tyre Co. Ltd., A Shares	86,400	172,880
Shandong Nanshan Aluminum Co. Ltd., A Shares	1,117,000	581,638
Shandong Pharmaceutical Glass Co. Ltd., A Shares	69,900	208,390
Shandong Sun Paper Industry JSC Ltd., A Shares	65,700	128,633
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,059,309	2,188,690
Shanghai Aiko Solar Energy Co. Ltd., A Shares *	147,960	227,642
Shanghai Allist Pharmaceuticals Co. Ltd., A Shares	29,317	398,946
Shanghai Awinic Technology Co. Ltd., A Shares	17,102	152,102
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares *	97,428	378,259
Shanghai Baosight Software Co. Ltd., A Shares	404,365	1,408,215
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares	17,319	454,087
Shanghai Construction Group Co. Ltd., A Shares	660,200	218,183
Shanghai Electric Group Co. Ltd., A Shares *	785,400	811,394
Shanghai Electric Group Co. Ltd., H Shares *	3,546,313	1,216,543
Shanghai Electric Power Co. Ltd., A Shares	237,200	291,492
Shanghai Environment Group Co. Ltd., A Shares	167,500	186,534
Shanghai Fosun Pharmaceutical Group Co. Ltd., A Shares	161,200	567,876
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	530,281	1,111,747
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares	25,080	158,804
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (a)	320,245	1,151,674
Shanghai Industrial Holdings Ltd.	598,523	954,089
Shanghai International Airport Co. Ltd., A Shares	222,500	999,785
Shanghai International Port Group Co. Ltd., A Shares	999,200	810,277
Shanghai Jinjiang International Hotels Co. Ltd., A Shares	96,700	307,892
Shanghai Jinjiang International Hotels Co. Ltd., B Shares	204,265	297,818
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., A Shares	99,800	147,033
Shanghai Junshi Biosciences Co. Ltd., A Shares *	76,221	344,080
Shanghai Junshi Biosciences Co. Ltd., H Shares *	208,512	537,131
Shanghai Lingang Holdings Corp. Ltd., A Shares	174,700	218,568
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A Shares	230,800	296,125
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B Shares	499,830	216,426
Shanghai M&G Stationery, Inc., A Shares	44,200	181,117
Shanghai Mechanical & Electrical Industry Co. Ltd., B Shares	465,001	508,246
Shanghai Moons' Electric Co. Ltd., A Shares	40,800	314,315
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	200,000	511,549
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (a)	1,050,183	1,526,750
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,458,800	4,209,730
Shanghai Putailai New Energy Technology Co. Ltd., A Shares	201,276	437,675
Shanghai RAAS Blood Products Co. Ltd., A Shares	653,100	617,582
Shanghai Rural Commercial Bank Co. Ltd., A Shares	318,200	395,892
Shanghai Stonehill Technology Co. Ltd., A Shares *	468,800	367,793
Shanghai Tunnel Engineering Co. Ltd., A Shares	279,100	234,855
Shanghai United Imaging Healthcare Co. Ltd., A Shares	8,689	165,813
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A Shares	415,600	328,941

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A Shares	158,400	548,994
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	1,323,020	351,923
Shanjin International Gold Co. Ltd., A Shares	275,600	753,517
Shanxi Coal International Energy Group Co. Ltd., A Shares *	176,300	238,195
Shanxi Coking Coal Energy Group Co. Ltd., A Shares	532,000	444,709
Shanxi Lu'an Environmental Energy Development Co. Ltd., A Shares	297,700	443,967
Shanxi Meijin Energy Co. Ltd., A Shares *	247,000	143,707
Shanxi Securities Co. Ltd., A Shares	347,700	268,923
Shanxi Taigang Stainless Steel Co. Ltd., A Shares *	469,700	232,187
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	106,900	2,735,716
Shede Spirits Co. Ltd., A Shares	30,800	225,986
Shenergy Co. Ltd., A Shares	391,200	487,802
Shenghe Resources Holding Co. Ltd., A Shares	167,100	268,923
Shengyi Electronics Co. Ltd., A Shares *	45,830	189,769
Shengyi Technology Co. Ltd., A Shares	219,400	798,189
Shennan Circuits Co. Ltd., A Shares	22,230	260,093
Shenwan Hongyuan Group Co. Ltd., A Shares	1,881,900	1,236,020
Shenwan Hongyuan Group Co. Ltd., H Shares	2,024,011	557,525
Shenyang Xingqi Pharmaceutical Co. Ltd., A Shares	25,060	181,504
Shenzhen Airport Co. Ltd., A Shares	213,000	212,064
Shenzhen Capchem Technology Co. Ltd., A Shares	80,640	338,946
Shenzhen Dynanonic Co. Ltd., A Shares *	22,880	87,687
Shenzhen Energy Group Co. Ltd., A Shares	423,100	381,878
Shenzhen Everwin Precision Technology Co. Ltd., A Shares	123,200	344,710
Shenzhen Expressway Corp. Ltd., H Shares	1,017,735	864,385
Shenzhen Gas Corp. Ltd., A Shares	368,200	328,236
Shenzhen Goodix Technology Co. Ltd., A Shares	36,300	347,694
Shenzhen Huaqiang Industry Co. Ltd., A Shares	99,300	344,437
Shenzhen Infogem Technologies Co. Ltd., A Shares *	60,900	301,217
Shenzhen Inovance Technology Co. Ltd., A Shares *	226,300	2,067,028
Shenzhen International Holdings Ltd.	1,831,203	1,681,385
Shenzhen Investment Ltd.	3,256,781	311,493
Shenzhen Kaifa Technology Co. Ltd., A Shares	155,600	373,354
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	105,180	208,705
Shenzhen Kedali Industry Co. Ltd., A Shares	23,100	353,958
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares	92,200	204,586
Shenzhen Kinwong Electronic Co. Ltd., A Shares	100,600	436,113
Shenzhen Kstar Science & Technology Co. Ltd., A Shares	44,500	133,099
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhen Longsys Electronics Co. Ltd., A Shares	24,200	239,189
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	105,300	3,302,592
Shenzhen MTC Co. Ltd., A Shares	453,700	272,158
Shenzhen New Industries Biomedical Engineering Co. Ltd., A Shares	27,000	224,911
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	774,400	254,848
Shenzhen Salubris Pharmaceuticals Co. Ltd., A Shares	92,000	580,489
Shenzhen SC New Energy Technology Corp., A Shares	31,000	222,374
Shenzhen SED Industry Co. Ltd., A Shares	108,000	291,383
Shenzhen Senior Technology Material Co. Ltd., A Shares	119,700	164,550
Shenzhen Sunway Communication Co. Ltd., A Shares	88,700	264,561
Shenzhen Transsion Holdings Co. Ltd., A Shares	97,104	980,121
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. *	132,900	359,855
Shenzhen Yan Tian Port Holding Co. Ltd., A Shares *	288,700	186,810
Shenzhen YUTO Packaging Technology Co. Ltd., A Shares	67,900	225,527
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A Shares	304,100	187,908
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares *	150,200	460,091
Shijiazhuang Yiling Pharmaceutical Co. Ltd., A Shares	159,500	322,692
Shougang Fushan Resources Group Ltd.	1,971,091	651,035
Siasun Robot & Automation Co. Ltd., A Shares *	140,300	314,823
SICC Co. Ltd., A Shares *	19,267	160,522
Sichuan Biokin Pharmaceutical Co. Ltd., A Shares *	7,724	323,025
Sichuan Changhong Electric Co. Ltd., A Shares	415,700	570,879
Sichuan Chuantou Energy Co. Ltd., A Shares	419,300	981,054
Sichuan Hebang Biotechnology Co. Ltd., A Shares	811,600	197,219
Sichuan Kelun Pharmaceutical Co. Ltd., A Shares	138,500	741,574
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. *	53,400	2,173,713
Sichuan New Energy Power Co. Ltd., A Shares	139,800	195,869
Sichuan Road & Bridge Group Co. Ltd., A Shares	635,160	816,699
Sichuan Swellfun Co. Ltd., A Shares	48,700	300,518
Sichuan Yahua Industrial Group Co. Ltd., A Shares	100,900	150,755
Sieyuan Electric Co. Ltd., A Shares	58,500	585,110
Sino Biopharmaceutical Ltd.	11,434,963	6,489,225
Sinolink Securities Co. Ltd., A Shares	294,000	340,064
Sinoma International Engineering Co., A Shares	204,100	255,633
Sinoma Science & Technology Co. Ltd., A Shares	158,200	369,708
Sinomine Resource Group Co. Ltd., A Shares *	62,860	257,231
Sinopec Engineering Group Co. Ltd., H Shares	1,888,542	1,341,467

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sinopec Oilfield Service Corp., H Shares *	6,360,705	519,139
Sinopec Shanghai Petrochemical Co. Ltd., A Shares *	913,100	357,549
Sinopec Shanghai Petrochemical Co. Ltd., H Shares *	3,494,056	548,066
Sinopharm Group Co. Ltd., H Shares	1,534,753	3,718,692
Sinotrans Ltd., H Shares	3,024,565	1,465,698
Sinotruk Hong Kong Ltd.	819,125	2,068,300
Skshu Paint Co. Ltd., A Shares	66,679	298,413
Smoore International Holdings Ltd. (a)	2,176,698	5,362,946
Songcheng Performance Development Co. Ltd., A Shares	244,300	307,001
SooChow Securities Co. Ltd., A Shares	453,785	502,200
Southwest Securities Co. Ltd., A Shares	620,700	357,683
SPIC Industry-Finance Holdings Co. Ltd. *	416,400	400,693
Spring Airlines Co. Ltd., A Shares	84,600	690,742
StarPower Semiconductor Ltd., A Shares *	20,580	229,186
State Grid Yingda Co. Ltd., A Shares	235,700	160,697
STO Express Co. Ltd., A Shares	130,200	207,007
Sun Art Retail Group Ltd.	2,511,509	762,272
Sungrow Power Supply Co. Ltd., A Shares	173,600	1,455,736
Sunny Optical Technology Group Co. Ltd. *	776,601	5,981,815
Sunresin New Materials Co. Ltd., A Shares	58,800	368,722
Sunwoda Electronic Co. Ltd., A Shares *	174,300	448,236
Suofeiya Home Collection Co. Ltd., A Shares	83,300	163,207
SUPCON Technology Co. Ltd., A Shares	66,386	406,521
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares	157,600	616,250
Suzhou Maxwell Technologies Co. Ltd., A Shares	26,060	246,826
Suzhou Nanomicro Technology Co. Ltd., A Shares	47,791	138,098
Suzhou Novosense Microelectronics Co. Ltd., A Shares *	9,567	242,840
Suzhou TFC Optical Communication Co. Ltd., A Shares	54,560	618,963
Taiji Computer Corp. Ltd., A Shares	59,600	197,876
TAL Education Group, ADR *	496,469	4,880,290
Tangshan Jidong Cement Co. Ltd., A Shares *	287,800	180,633
TangShan Port Group Co. Ltd., A Shares	599,300	342,022
Tasly Pharmaceutical Group Co. Ltd., A Shares	85,100	192,967
TBEA Co. Ltd., A Shares	442,423	713,244
TCL Technology Group Corp., A Shares	1,420,350	844,126
TCL Zhonghuan Renewable Energy Technology Co. Ltd., A Shares	282,900	297,763
Tencent Holdings Ltd.	7,325,268	465,398,871
Tencent Music Entertainment Group, ADR	868,127	14,619,259
Thunder Software Technology Co. Ltd., A Shares	40,400	309,718
Tian Di Science & Technology Co. Ltd., A Shares	299,200	246,783
Tianfeng Securities Co. Ltd., A Shares *	665,800	360,559
Tianjin Chase Sun Pharmaceutical Co. Ltd., A Shares *	302,500	167,597
Tianma Microelectronics Co. Ltd., A Shares *	229,000	261,382
Tianqi Lithium Corp., A Shares	105,700	424,758
SECURITY	NUMBER OF SHARES	VALUE ($)
Tianqi Lithium Corp., H Shares	121,392	379,275
Tianshan Aluminum Group Co. Ltd., A Shares	159,800	171,080
TianShan Material Co. Ltd., A Shares *	197,300	126,298
Tianshui Huatian Technology Co. Ltd., A Shares	324,700	394,059
Tingyi Cayman Islands Holding Corp.	2,286,205	3,755,166
Titan Wind Energy Suzhou Co. Ltd., A Shares	167,900	154,339
Tongcheng Travel Holdings Ltd.	1,417,873	4,005,061
TongFu Microelectronics Co. Ltd., A Shares	148,100	482,037
Tonghua Dongbao Pharmaceutical Co. Ltd., A Shares *	121,000	131,221
Tongkun Group Co. Ltd., A Shares	224,000	336,856
Tongling Nonferrous Metals Group Co. Ltd., A Shares	905,700	398,668
Tongwei Co. Ltd., A Shares	380,700	861,136
Topchoice Medical Corp., A Shares	42,998	246,704
Topsec Technologies Group, Inc., A Shares	156,800	154,151
Topsports International Holdings Ltd.	3,549,216	1,271,853
Towngas Smart Energy Co. Ltd. *	1,571,082	719,269
TravelSky Technology Ltd., H Shares	1,133,276	1,612,865
Triangle Tyre Co. Ltd., A Shares	88,400	169,886
Trina Solar Co. Ltd., A Shares	213,856	397,919
Trip.com Group Ltd.	742,228	46,758,693
Tsinghua Tongfang Co. Ltd., A Shares *	288,600	288,133
Tsingtao Brewery Co. Ltd., A Shares	69,800	718,872
Tsingtao Brewery Co. Ltd., H Shares	738,184	5,125,787
Unigroup Guoxin Microelectronics Co. Ltd., A Shares	81,679	725,529
Uni-President China Holdings Ltd.	1,541,615	2,005,276
Unisplendour Corp. Ltd., A Shares	123,700	412,754
United Nova Technology Co. Ltd., A Shares *	266,512	178,374
Universal Scientific Industrial Shanghai Co. Ltd., A Shares	77,600	145,682
Valiant Co. Ltd., A Shares	84,400	130,438
Vanchip Tianjin Technology Co. Ltd., A Shares	21,658	88,898
Verisilicon Microelectronics Shanghai Co. Ltd., A Shares *	48,078	582,879
Victory Giant Technology Huizhou Co. Ltd., A Shares	82,700	993,091
Vipshop Holdings Ltd., ADR	375,768	5,181,841
Visual China Group Co. Ltd., A Shares	48,000	132,036
Walvax Biotechnology Co. Ltd., A Shares	162,200	232,659
Wangfujing Group Co. Ltd., A Shares	82,500	160,380
Wangsu Science & Technology Co. Ltd., A Shares	229,600	332,206
Wanhua Chemical Group Co. Ltd., A Shares	270,100	2,030,537
Want Want China Holdings Ltd.	5,183,872	3,338,441
Wanxiang Qianchao Co. Ltd., A Shares	304,900	329,386
Weibo Corp., Class A	68,140	624,348
Weichai Power Co. Ltd., A Shares	580,600	1,212,531
Weichai Power Co. Ltd., H Shares	2,305,619	4,510,358
Weifu High-Technology Group Co. Ltd., A Shares	89,000	246,177
Weihai Guangwei Composites Co. Ltd., A Shares	73,120	310,993
Wens Foodstuff Group Co. Ltd., A Shares	562,020	1,299,373
Western Mining Co. Ltd., A Shares	218,400	479,157
Western Securities Co. Ltd., A Shares	432,200	444,704
Western Superconducting Technologies Co. Ltd., A Shares	63,280	435,038

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Will Semiconductor Co. Ltd. Shanghai, A Shares	103,050	1,782,929
Wingtech Technology Co. Ltd., A Shares	110,400	520,601
Winner Medical Co. Ltd., A Shares	43,600	292,901
Winning Health Technology Group Co. Ltd., A Shares	212,700	282,058
Wintime Energy Group Co. Ltd., A Shares	1,526,100	286,078
Wolong Electric Group Co. Ltd., A Shares	121,200	387,583
Wonders Information Co. Ltd., A Shares *	115,200	115,813
Wuchan Zhongda Group Co. Ltd., A Shares	335,400	243,575
Wuhan Guide Infrared Co. Ltd., A Shares *	364,536	447,467
Wuliangye Yibin Co. Ltd., A Shares	330,800	5,807,885
WUS Printed Circuit Kunshan Co. Ltd., A Shares	179,500	772,172
WuXi AppTec Co. Ltd., A Shares	206,751	1,823,298
WuXi AppTec Co. Ltd., H Shares	398,965	3,497,885
Wuxi Autowell Technology Co. Ltd., A Shares	20,787	95,829
Wuxi Biologics Cayman, Inc. *	4,160,930	13,239,118
WuXi XDC Cayman, Inc. *	376,500	1,918,138
XCMG Construction Machinery Co. Ltd., A Shares	1,063,200	1,216,495
Xiamen C & D, Inc., A Shares	328,600	452,634
Xiamen Faratronic Co. Ltd., A Shares	22,000	315,597
Xiamen ITG Group Corp. Ltd., A Shares	178,800	155,421
Xiamen Tungsten Co. Ltd., A Shares	120,800	325,414
Xiangcai Co. Ltd., A Shares *	198,500	226,018
Xiaomi Corp., B Shares *	20,386,600	132,460,709
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	529,734	753,911
Xinjiang Daqo New Energy Co. Ltd., A Shares	72,010	192,483
Xinxing Ductile Iron Pipes Co. Ltd., A Shares	337,600	164,542
Xinyi Solar Holdings Ltd.	5,364,962	1,621,486
XPeng, Inc., A Shares *	1,549,097	15,082,931
Xtep International Holdings Ltd.	1,465,652	1,108,367
Xuji Electric Co. Ltd., A Shares	91,400	269,949
Yadea Group Holdings Ltd.	1,400,795	2,143,650
Yangling Metron New Material, Inc., A Shares	51,500	131,867
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., H Shares	219,000	423,949
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares	49,900	328,780
Yangzijiang Financial Holding Ltd.	3,206,588	1,802,711
Yangzijiang Shipbuilding Holdings Ltd.	3,346,594	5,501,535
Yankuang Energy Group Co. Ltd., A Shares	528,190	943,923
Yankuang Energy Group Co. Ltd., H Shares	3,796,469	4,512,257
Yantai Changyu Pioneer Wine Co. Ltd., A Shares	62,483	205,192
Yantai Eddie Precision Machinery Co. Ltd., A Shares	86,520	212,406
Yantai Jereh Oilfield Services Group Co. Ltd., A Shares	102,500	491,318
Yealink Network Technology Corp. Ltd., A Shares	104,930	491,601
Yifan Pharmaceutical Co. Ltd., A Shares	124,700	228,218
Yifeng Pharmacy Chain Co. Ltd., A Shares	114,676	414,968
SECURITY	NUMBER OF SHARES	VALUE ($)
Yihai International Holding Ltd.	632,085	1,078,524
Yihai Kerry Arawana Holdings Co. Ltd., A Shares	187,900	790,826
Yili Chuanning Biotechnology Co. Ltd., A Shares *	244,300	438,961
Yixintang Pharmaceutical Group Co. Ltd., A Shares *	57,800	135,478
Yonfer Agricultural Technology Co. Ltd., A Shares	104,800	192,817
Yonghui Superstores Co. Ltd., A Shares *	680,700	470,710
YongXing Special Materials Technology Co. Ltd., A Shares	41,860	178,097
Yonyou Network Technology Co. Ltd., A Shares *	334,740	606,577
Youngor Fashion Co. Ltd., A Shares	469,600	489,707
Youngy Co. Ltd., A Shares	27,400	106,912
YTO Express Group Co. Ltd., A Shares	271,800	497,431
Yuan Longping High-tech Agriculture Co. Ltd., A Shares	116,200	164,579
Yuexiu Property Co. Ltd.	2,051,649	1,148,592
Yum China Holdings, Inc.	440,430	19,467,202
YUNDA Holding Group Co. Ltd., A Shares	137,400	132,980
Yuneng Technology Co. Ltd., A Shares	13,003	71,645
Yunnan Aluminium Co. Ltd., A Shares	336,600	682,394
Yunnan Baiyao Group Co. Ltd., A Shares	120,840	947,705
Yunnan Botanee Bio-Technology Group Co. Ltd., A Shares	18,000	110,500
Yunnan Chihong Zinc&Germanium Co. Ltd., A Shares	470,800	335,368
Yunnan Copper Co. Ltd., A Shares	232,000	371,437
Yunnan Energy New Material Co. Ltd., A Shares	76,600	295,587
Yunnan Tin Co. Ltd., A Shares	179,200	341,148
Yunnan Yuntianhua Co. Ltd., A Shares	195,400	591,492
Yutong Bus Co. Ltd., A Shares	186,800	641,200
Zai Lab Ltd. *	1,322,886	4,057,286
Zangge Mining Co. Ltd., A Shares	112,300	565,426
ZEEKR Intelligent Technology Holding Ltd., ADR *	25,549	671,683
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	51,800	1,467,690
Zhaojin Mining Industry Co. Ltd., H Shares	1,878,790	4,748,757
Zhefu Holding Group Co. Ltd., A Shares	534,100	241,032
Zhejiang China Commodities City Group Co. Ltd., A Shares	447,400	1,094,636
Zhejiang Chint Electrics Co. Ltd., A Shares	130,800	397,940
Zhejiang Crystal-Optech Co. Ltd., A Shares	132,400	334,233
Zhejiang Dahua Technology Co. Ltd., A Shares	290,600	614,962
Zhejiang Daily Digital Culture Group Co. Ltd., A Shares	76,200	136,388
Zhejiang Dingli Machinery Co. Ltd., A Shares	34,600	217,450
Zhejiang Expressway Co. Ltd., H Shares	2,039,101	1,617,436
Zhejiang Hailiang Co. Ltd., A Shares	123,600	172,142
Zhejiang HangKe Technology, Inc. Co., A Shares	44,364	105,094
Zhejiang Huace Film & Television Co. Ltd., A Shares	223,900	210,169
Zhejiang Huahai Pharmaceutical Co. Ltd., A Shares	140,250	336,718
Zhejiang Huayou Cobalt Co. Ltd., A Shares	159,860	741,403

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	127,800	478,430
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., A Shares	74,200	155,784
Zhejiang Juhua Co. Ltd., A Shares	201,800	740,885
Zhejiang Leapmotor Technology Co. Ltd. *	815,899	5,764,269
Zhejiang Longsheng Group Co. Ltd., A Shares	145,300	197,926
Zhejiang Medicine Co. Ltd., A Shares	86,200	180,619
Zhejiang NHU Co. Ltd., A Shares	285,468	869,289
Zhejiang Sanhua Intelligent Controls Co. Ltd., A Shares	215,220	772,523
Zhejiang Supor Co. Ltd., A Shares	46,200	348,409
Zhejiang Wanfeng Auto Wheel Co. Ltd., A Shares	159,400	358,568
Zhejiang Wanliyang Co. Ltd., A Shares	170,900	168,725
Zhejiang Weiming Environment Protection Co. Ltd., A Shares	65,700	177,897
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	155,300	241,522
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A Shares	54,100	151,596
Zhejiang Zheneng Electric Power Co. Ltd., A Shares	787,700	585,171
Zhengzhou Coal Mining Machinery Group Co. Ltd., A Shares	162,400	373,209
Zheshang Securities Co. Ltd., A Shares	328,200	475,781
ZhongAn Online P&C Insurance Co. Ltd., H Shares *	938,357	2,304,743
Zhongji Innolight Co. Ltd., A Shares	81,060	1,052,976
Zhongjin Gold Corp. Ltd., A Shares	462,100	895,114
Zhongshan Public Utilities Group Co. Ltd., A Shares	180,100	213,070
Zhongsheng Group Holdings Ltd.	751,678	1,134,963
Zhongtai Securities Co. Ltd., A Shares	240,800	203,630
Zhuhai Huafa Properties Co. Ltd., A Shares	209,400	142,766
Zhuzhou CRRC Times Electric Co. Ltd., A Shares	51,276	312,000
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	586,918	2,492,411
Zhuzhou Hongda Electronics Corp. Ltd., A Shares *	41,900	198,049
Zhuzhou Kibing Group Co. Ltd., A Shares	203,000	147,423
Zijin Mining Group Co. Ltd., A Shares	1,778,900	4,379,538
Zijin Mining Group Co. Ltd., H Shares	7,173,690	16,009,536
ZJLD Group, Inc.	714,116	601,961
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	494,800	489,877
Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares	1,682,279	1,265,751
ZTE Corp., A Shares	315,700	1,362,898
ZTE Corp., H Shares	918,730	2,577,559
ZTO Express Cayman, Inc.	495,050	8,731,107
		3,163,056,981

Colombia 0.1%
Cementos Argos SA	781,816	1,960,646
Ecopetrol SA	5,503,363	2,300,231
Interconexion Electrica SA ESP	582,749	2,704,474
		6,965,351

SECURITY	NUMBER OF SHARES	VALUE ($)
Czech Republic 0.2%
CEZ AS	188,899	10,378,901
Colt CZ Group SE	14,037	477,563
Komercni Banka AS	93,456	4,318,726
Moneta Money Bank AS	405,956	2,651,479
		17,826,669

Egypt 0.0%
Commercial International Bank - Egypt (CIB), GDR	2,797,648	4,476,237

Greece 0.8%
Aegean Airlines SA	35,974	525,196
Aktor SA Holding Co. Technical & Energy Projects *	50,694	308,470
Alpha Services & Holdings SA	2,478,235	7,961,970
Athens International Airport SA	67,461	768,915
Athens Water Supply & Sewage Co. SA	54,749	365,464
Autohellas Tourist & Trading SA	29,230	383,600
Cenergy Holdings SA	82,066	910,226
Ellaktor SA *	129,781	188,587
Eurobank Ergasias Services & Holdings SA, A Shares	3,009,452	9,268,914
FF Group *(b)	50,437	0
GEK Terna SA *	75,006	1,632,337
Hellenic Telecommunications Organization SA	203,049	3,916,389
HELLENiQ ENERGY Holdings SA	123,293	1,058,161
Holding Co. ADMIE IPTO SA	183,145	660,131
Intralot SA-Integrated Information Systems & Gaming Services *	306,265	374,112
Jumbo SA	134,800	4,379,769
LAMDA Development SA *	122,247	910,403
Metlen Energy & Metals SA	133,197	6,759,174
Motor Oil Hellas Corinth Refineries SA	81,346	2,170,180
National Bank of Greece SA	994,215	11,851,170
OPAP SA	233,581	5,022,375
Optima bank SA	75,678	1,695,932
Piraeus Financial Holdings SA *	1,201,015	8,006,194
Piraeus Port Authority SA	7,113	360,550
Public Power Corp. SA	225,059	3,431,342
Quest Holdings SA	39,645	313,249
Sarantis SA	44,221	672,706
Titan SA	47,295	2,147,667
Viohalco SA	101,142	659,075
		76,702,258

Hong Kong 0.0%
China Huishan Dairy Holdings Co. Ltd. *(b)	3,872,695	0

Hungary 0.3%
Magyar Telekom Telecommunications PLC	446,378	2,217,661
MOL Hungarian Oil & Gas PLC *	509,372	4,402,826
Opus Global Nyrt	489,448	781,205
OTP Bank Nyrt	278,631	21,124,258
Richter Gedeon Nyrt	185,218	5,386,834
		33,912,784

Iceland 0.1%
Alvotech SA *	133,299	1,519,465
Arion Banki Hf.	1,631,369	2,263,564

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eimskipafelag Islands Hf.	169,064	513,020
Festi Hf.	301,147	674,713
Hagar Hf.	1,501,201	1,203,746
Islandsbanki Hf.	2,344,832	2,175,152
Kvika banki Hf.	7,075,479	977,568
Reitir fasteignafelag Hf.	937,279	869,454
		10,196,682

India 21.7%
360 ONE WAM Ltd.	252,816	2,946,787
3M India Ltd.	3,880	1,327,339
Aarti Industries Ltd.	210,692	1,155,328
ABB India Ltd.	63,775	4,449,904
ACC Ltd.	95,677	2,105,062
Adani Energy Solutions Ltd. *	454,382	4,604,617
Adani Enterprises Ltd.	377,652	11,120,599
Adani Green Energy Ltd. *	355,732	4,216,614
Adani Ports & Special Economic Zone Ltd.	876,311	14,672,257
Adani Power Ltd. *	1,372,562	8,722,164
Adani Total Gas Ltd.	319,599	2,553,618
Aditya Birla Capital Ltd. *	970,047	2,522,292
AIA Engineering Ltd.	48,263	1,972,763
Ajanta Pharma Ltd.	47,015	1,379,436
Alkem Laboratories Ltd.	61,436	3,660,315
Ambuja Cements Ltd.	965,086	6,242,186
Apar Industries Ltd.	16,495	1,564,013
APL Apollo Tubes Ltd.	230,847	4,887,239
Apollo Hospitals Enterprise Ltd.	118,347	9,515,472
Ashok Leyland Ltd.	1,692,631	4,668,556
Asian Paints Ltd.	549,826	14,514,892
Astral Ltd.	148,308	2,596,322
AU Small Finance Bank Ltd.	430,159	3,483,748
Aurobindo Pharma Ltd. *	312,549	4,192,156
Avenue Supermarts Ltd. *	180,030	8,419,492
AWL Agri Business Ltd. *	422,796	1,358,678
Axis Bank Ltd.	2,727,365	37,996,664
Bajaj Auto Ltd.	79,063	7,952,033
Bajaj Finance Ltd.	332,829	35,705,950
Bajaj Finserv Ltd.	456,068	10,751,640
Bajaj Holdings & Investment Ltd.	33,184	5,201,638
Bajaj Housing Finance Ltd. *	911,407	1,299,347
Balkrishna Industries Ltd.	100,466	2,902,390
Bandhan Bank Ltd.	962,904	1,915,006
Bank of Baroda	1,169,704	3,411,039
Bank of India	971,796	1,384,760
Bank of Maharashtra	2,074,947	1,308,859
Bata India Ltd.	88,787	1,311,236
Bayer CropScience Ltd.	17,863	1,185,293
Berger Paints India Ltd.	339,306	2,253,317
Bharat Dynamics Ltd.	105,969	2,495,828
Bharat Electronics Ltd.	4,224,046	18,984,144
Bharat Forge Ltd.	311,994	4,524,141
Bharat Heavy Electricals Ltd.	1,470,284	4,464,200
Bharat Petroleum Corp. Ltd.	2,402,076	8,937,435
Bharti Airtel Ltd.	3,060,798	66,391,507
Bharti Airtel Ltd. - Partly Paid Shares	208,580	3,416,739
Bharti Hexacom Ltd.	83,037	1,776,405
Biocon Ltd.	580,861	2,279,663
Blue Star Ltd.	147,157	2,634,983
Bosch Ltd.	10,440	3,832,575
Britannia Industries Ltd.	142,614	9,183,458
BSE Ltd.	240,522	7,515,698
Canara Bank	2,181,871	2,925,989
Castrol India Ltd.	598,059	1,511,099
Central Bank of India Ltd. *	724,070	329,480
Central Depository Services India Ltd.	120,857	2,160,385
CG Power & Industrial Solutions Ltd.	782,698	6,280,791
SECURITY	NUMBER OF SHARES	VALUE ($)
Cholamandalam Investment & Finance Co. Ltd.	484,871	9,071,323
Cipla Ltd.	682,409	11,688,073
Coal India Ltd.	2,674,741	12,418,050
Cochin Shipyard Ltd.	82,781	1,883,528
Coforge Ltd.	75,371	7,530,935
Colgate-Palmolive India Ltd.	166,033	4,764,948
Container Corp. of India Ltd.	298,624	2,737,256
Coromandel International Ltd.	154,801	4,141,413
CRISIL Ltd.	16,429	1,007,857
Cummins India Ltd.	164,396	6,278,266
Dabur India Ltd.	705,297	3,980,405
Dalmia Bharat Ltd.	101,308	2,387,116
Deepak Nitrite Ltd.	90,833	2,151,864
Divi's Laboratories Ltd.	154,182	11,912,958
Dixon Technologies India Ltd.	46,015	7,900,115
DLF Ltd.	744,895	6,944,954
Dr. Lal PathLabs Ltd.	44,866	1,460,983
Dr. Reddy's Laboratories Ltd.	735,480	10,753,521
Eicher Motors Ltd.	161,739	10,080,455
Emami Ltd.	258,345	1,763,659
Embassy Office Parks REIT	1,044,425	4,654,907
Endurance Technologies Ltd.	37,771	1,073,345
Escorts Kubota Ltd.	40,903	1,587,701
Eternal Ltd. *	5,361,311	14,930,225
Exide Industries Ltd.	532,168	2,405,717
Federal Bank Ltd.	2,098,431	4,954,823
Fortis Healthcare Ltd.	543,796	4,488,263
FSN E-Commerce Ventures Ltd. *	1,715,172	4,073,922
GAIL India Ltd.	3,132,679	6,948,086
GE Vernova T&D India Ltd.	145,255	3,804,552
General Insurance Corp. of India	364,484	1,753,101
GlaxoSmithKline Pharmaceuticals Ltd.	50,597	1,950,327
Glenmark Pharmaceuticals Ltd.	184,564	3,142,602
GMR Airports Ltd. *	4,270,942	4,196,328
Godrej Consumer Products Ltd.	437,300	6,292,623
Godrej Industries Ltd. *	86,880	1,202,766
Godrej Properties Ltd. *	163,587	4,289,296
Grasim Industries Ltd.	446,881	13,294,416
Gujarat Fluorochemicals Ltd.	47,998	1,993,004
Gujarat Gas Ltd.	262,705	1,412,298
Havells India Ltd.	289,481	5,165,498
HCL Technologies Ltd.	1,256,886	24,037,624
HDFC Asset Management Co. Ltd.	119,703	6,690,499
HDFC Bank Ltd. *	6,721,643	152,765,685
HDFC Life Insurance Co. Ltd.	1,174,872	10,665,490
Hero MotoCorp Ltd.	155,887	7,850,001
Hindalco Industries Ltd.	1,629,592	12,063,646
Hindustan Aeronautics Ltd.	229,013	13,311,523
Hindustan Petroleum Corp. Ltd.	1,089,804	5,234,752
Hindustan Unilever Ltd.	1,059,610	29,077,209
Hindustan Zinc Ltd.	470,388	2,518,630
Hitachi Energy India Ltd.	12,459	2,809,626
Honeywell Automation India Ltd.	2,225	1,001,803
Housing & Urban Development Corp. Ltd.	552,169	1,556,591
ICICI Bank Ltd.	6,251,591	105,621,388
ICICI Lombard General Insurance Co. Ltd.	295,821	6,483,000
ICICI Prudential Life Insurance Co. Ltd.	469,045	3,630,680
IDBI Bank Ltd.	687,198	777,419
IDFC First Bank Ltd. *	4,294,401	3,410,931
Indian Bank	315,092	2,270,356
Indian Hotels Co. Ltd.	983,727	8,849,807
Indian Oil Corp. Ltd.	4,904,003	8,135,803
Indian Railway Catering & Tourism Corp. Ltd.	364,294	3,218,303
Indian Railway Finance Corp. Ltd.	2,060,444	3,345,588

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Renewable Energy Development Agency Ltd. *	793,328	1,619,845
Indraprastha Gas Ltd.	861,914	2,081,486
Indus Towers Ltd. *	1,644,247	7,381,098
IndusInd Bank Ltd.	49,729	474,743
Info Edge India Ltd.	460,030	7,673,886
Infosys Ltd.	4,183,690	76,399,093
InterGlobe Aviation Ltd.	222,439	13,854,512
Ipca Laboratories Ltd.	162,205	2,700,668
IRB Infrastructure Developers Ltd.	3,456,820	2,071,062
ITC Hotels Ltd. *	1,108,463	2,803,961
ITC Ltd.	3,542,888	17,307,676
Jindal Stainless Ltd.	403,138	3,037,373
Jindal Steel & Power Ltd.	461,697	5,119,536
Jio Financial Services Ltd. *	3,687,800	12,352,999
JSW Energy Ltd.	650,023	3,706,441
JSW Infrastructure Ltd.	321,983	1,094,347
JSW Steel Ltd.	1,215,192	14,108,014
Jubilant Foodworks Ltd.	438,586	3,359,802
Kalyan Jewellers India Ltd.	484,745	3,174,421
Kansai Nerolac Paints Ltd.	269,325	798,455
Kaynes Technology India Ltd. *	33,074	2,311,219
KEI Industries Ltd.	68,184	2,876,516
Kotak Mahindra Bank Ltd.	1,300,205	31,522,469
KPIT Technologies Ltd.	193,328	3,022,310
L&T Finance Ltd.	1,003,043	2,007,727
L&T Technology Services Ltd.	34,173	1,744,131
Larsen & Toubro Ltd.	807,084	34,660,992
Laurus Labs Ltd.	457,927	3,262,078
LIC Housing Finance Ltd.	361,522	2,519,776
Linde India Ltd.	26,489	2,323,263
Lloyds Metals & Energy Ltd.	142,046	2,312,408
LTIMindtree Ltd.	111,535	6,606,600
Lupin Ltd.	289,664	6,626,646
Macrotech Developers Ltd.	310,640	5,174,611
Mahindra & Mahindra Financial Services Ltd.	738,757	2,254,040
Mahindra & Mahindra Ltd.	1,055,423	36,713,797
Mangalore Refinery & Petrochemicals Ltd.	263,451	443,441
Mankind Pharma Ltd. *	135,924	3,919,599
Marico Ltd.	626,579	5,245,837
Maruti Suzuki India Ltd.	164,430	23,670,618
Max Financial Services Ltd. *	274,176	4,814,540
Max Healthcare Institute Ltd.	889,272	11,692,771
Mazagon Dock Shipbuilders Ltd.	90,762	3,689,026
Metro Brands Ltd.	72,731	1,025,586
Motilal Oswal Financial Services Ltd.	152,831	1,446,425
Mphasis Ltd.	134,823	4,031,377
MRF Ltd.	3,124	5,069,404
Muthoot Finance Ltd.	127,340	3,296,629
National Aluminium Co. Ltd.	987,374	2,080,899
Nestle India Ltd.	430,604	12,057,415
New India Assurance Co. Ltd.	227,820	496,399
NHPC Ltd.	3,592,671	3,669,709
Nippon Life India Asset Management Ltd.	192,294	1,664,975
NLC India Ltd.	412,774	1,165,945
NMDC Ltd.	4,305,619	3,580,846
NTPC Ltd.	5,684,126	22,178,553
Oberoi Realty Ltd.	145,834	2,975,985
Oil & Natural Gas Corp. Ltd.	4,649,958	13,008,472
Oil India Ltd.	634,383	3,163,946
One 97 Communications Ltd. *	413,113	4,298,644
Oracle Financial Services Software Ltd.	27,725	2,741,721
Page Industries Ltd.	7,325	3,970,009
Patanjali Foods Ltd.	129,091	2,521,178
PB Fintech Ltd. *	389,246	8,012,805
Persistent Systems Ltd.	122,207	8,051,453
SECURITY	NUMBER OF SHARES	VALUE ($)
Petronet LNG Ltd.	950,105	3,411,829
Phoenix Mills Ltd.	234,659	4,214,950
PI Industries Ltd.	99,682	4,454,035
Pidilite Industries Ltd.	194,899	7,076,718
Piramal Enterprises Ltd.	134,915	1,747,155
Polycab India Ltd.	56,684	3,968,377
Poonawalla Fincorp Ltd. *	305,806	1,442,818
Power Finance Corp. Ltd.	1,743,715	8,271,821
Power Grid Corp. of India Ltd.	4,965,475	16,812,695
Premier Energies Ltd.	87,691	1,087,850
Prestige Estates Projects Ltd.	185,895	3,185,903
Punjab National Bank	2,694,494	3,331,947
Rail Vikas Nigam Ltd.	687,557	3,258,414
RBL Bank Ltd.	526,771	1,311,588
REC Ltd.	1,474,224	6,930,533
Relaxo Footwears Ltd.	92,000	469,864
Reliance Industries Ltd.	7,930,964	131,686,903
Samvardhana Motherson International Ltd.	3,330,629	5,959,520
SBI Cards & Payment Services Ltd.	347,651	3,741,793
SBI Life Insurance Co. Ltd.	505,686	10,708,784
Schaeffler India Ltd.	49,398	2,417,919
Shree Cement Ltd.	16,547	5,722,565
Shriram Finance Ltd.	1,522,665	11,376,171
Siemens Energy India Ltd. *(b)	107,191	3,104,124
Siemens Ltd.	107,191	4,090,481
SJVN Ltd.	796,025	895,790
Solar Industries India Ltd.	27,815	5,234,388
Sona Blw Precision Forgings Ltd.	502,110	3,191,618
SRF Ltd.	170,954	5,715,447
Star Health & Allied Insurance Co. Ltd. *	298,561	1,666,464
State Bank of India	2,113,976	20,066,406
Steel Authority of India Ltd.	1,715,545	2,589,706
Sun Pharmaceutical Industries Ltd.	1,306,530	25,613,026
Sun TV Network Ltd.	128,684	946,841
Sundaram Finance Ltd.	77,244	4,636,445
Supreme Industries Ltd.	78,042	3,781,218
Suzlon Energy Ltd. *	14,217,217	11,875,509
Syngene International Ltd.	187,180	1,414,212
Tata Communications Ltd.	137,526	2,693,790
Tata Consultancy Services Ltd.	1,231,386	49,836,778
Tata Consumer Products Ltd.	763,601	9,871,712
Tata Elxsi Ltd.	41,762	3,142,581
Tata Motors Ltd.	2,503,642	21,050,195
Tata Power Co. Ltd.	1,756,138	8,060,894
Tata Steel Ltd.	10,102,475	19,009,063
Tata Technologies Ltd.	204,226	1,846,208
Tata Teleservices Maharashtra Ltd. *	689,137	587,146
Tech Mahindra Ltd.	729,340	13,414,061
Thermax Ltd.	46,259	1,831,548
Titan Co. Ltd.	481,643	20,008,658
Torrent Pharmaceuticals Ltd.	124,012	4,600,653
Torrent Power Ltd.	225,635	3,622,816
Trent Ltd. *	218,334	14,398,690
Tube Investments of India Ltd.	123,544	4,420,731
TVS Motor Co. Ltd.	286,572	9,312,292
UltraTech Cement Ltd.	138,143	18,096,208
Union Bank of India Ltd.	1,784,973	3,061,831
United Breweries Ltd.	90,652	2,094,080
United Spirits Ltd.	342,993	6,092,710
UNO Minda Ltd.	219,734	2,584,811
UPL Ltd.	634,908	4,658,589
Varun Beverages Ltd.	1,442,687	8,023,919
Vedant Fashions Ltd.	70,262	654,629
Vedanta Ltd.	1,894,192	9,640,845
Vodafone Idea Ltd. *	28,911,640	2,337,932
Voltas Ltd.	274,385	4,049,002
Whirlpool of India Ltd.	69,178	999,090
Wipro Ltd.	3,272,245	9,546,964

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yes Bank Ltd. *	28,416,669	7,132,808
Zee Entertainment Enterprises Ltd.	1,046,566	1,595,012
Zydus Lifesciences Ltd.	313,579	3,407,870
		2,123,011,525

Indonesia 1.5%
Alamtri Resources Indonesia Tbk. PT	13,394,416	1,808,945
Amman Mineral Internasional PT *	15,133,332	6,433,292
Astra International Tbk. PT	23,963,829	7,134,719
Avia Avian Tbk. PT	23,369,587	677,130
Bank Central Asia Tbk. PT	65,658,120	37,887,436
Bank Mandiri Persero Tbk. PT	52,883,698	17,205,869
Bank Negara Indonesia Persero Tbk. PT	18,125,970	4,996,047
Bank Rakyat Indonesia Persero Tbk. PT	81,818,709	22,350,722
Bank Syariah Indonesia Tbk. PT	4,899,779	902,353
Barito Pacific Tbk. PT	29,982,150	2,319,061
Bukit Asam Tbk. PT *	5,655,308	1,003,305
Bumi Serpong Damai Tbk. PT *	11,267,678	615,607
Charoen Pokphand Indonesia Tbk. PT	9,087,216	2,699,946
Dayamitra Telekomunikasi PT	27,708,630	1,029,080
Elang Mahkota Teknologi Tbk. PT	37,594,839	1,315,473
GoTo Gojek Tokopedia Tbk. PT *	1,179,566,650	4,634,270
Gudang Garam Tbk. PT *	606,177	372,116
Indah Kiat Pulp & Paper Tbk. PT	3,334,493	1,315,170
Indocement Tunggal Prakarsa Tbk. PT *	1,921,881	660,683
Indofood CBP Sukses Makmur Tbk. PT	2,727,024	1,824,712
Indofood Sukses Makmur Tbk. PT	4,797,656	2,319,309
Indosat Tbk. PT	7,407,468	950,375
Jasa Marga Persero Tbk. PT	2,805,722	656,219
Kalbe Farma Tbk. PT *	23,305,938	2,167,495
Mayora Indah Tbk. PT	4,390,455	614,502
Merdeka Copper Gold Tbk. PT *	18,701,822	2,319,072
Perusahaan Gas Negara Tbk. PT	13,709,857	1,531,734
Petrindo Jaya Kreasi Tbk. PT	1,874,436	1,311,760
Sarana Menara Nusantara Tbk. PT	25,159,670	903,524
Semen Indonesia Persero Tbk. PT *	3,753,024	647,391
Sumber Alfaria Trijaya Tbk. PT *	23,626,624	3,524,414
Telkom Indonesia Persero Tbk. PT, Class B	54,440,915	9,424,394
Tower Bersama Infrastructure Tbk. PT	5,783,272	781,043
Trimegah Bangun Persada Tbk. PT	4,551,136	195,568
Unilever Indonesia Tbk. PT	5,640,681	599,041
United Tractors Tbk. PT	1,752,046	2,414,575
Vale Indonesia Tbk. PT	1,758,535	378,911
XLSMART Telecom Sejahtera Tbk. PT	5,079,379	685,981
		148,611,244

Kuwait 0.8%
Agility Public Warehousing Co. KSC	1,908,182	1,554,654
Boubyan Bank KSCP	2,000,835	4,381,819
Burgan Bank SAK	1,501,382	1,237,900
Gulf Bank KSCP	2,567,544	2,803,087
Kuwait Finance House KSCP	14,739,613	36,026,429
Mabanee Co. KPSC	961,729	2,632,727
Mobile Telecommunications Co. KSCP	2,698,414	4,194,699
National Bank of Kuwait SAKP	9,913,935	30,887,150
		83,718,465

Malaysia 1.7%
99 Speed Mart Retail Holdings Bhd.	1,054,900	513,014
Alliance Bank Malaysia Bhd.	1,524,480	1,550,804
AMMB Holdings Bhd.	3,231,072	3,977,638
Axiata Group Bhd.	5,716,677	2,753,245
CelcomDigi Bhd.	5,000,014	4,369,800
CIMB Group Holdings Bhd.	10,020,352	16,314,117
Dialog Group Bhd.	4,970,200	1,774,863
SECURITY	NUMBER OF SHARES	VALUE ($)
Fraser & Neave Holdings Bhd.	203,600	1,305,833
Gamuda Bhd.	5,953,832	6,392,344
Genting Bhd.	2,288,800	1,613,156
Genting Malaysia Bhd.	3,549,020	1,517,495
Hartalega Holdings Bhd.	2,229,300	984,631
Hong Leong Bank Bhd.	749,307	3,446,830
Hong Leong Financial Group Bhd.	335,400	1,306,456
IHH Healthcare Bhd.	3,595,900	5,829,134
IJM Corp. Bhd.	4,071,236	2,391,188
IOI Corp. Bhd.	3,466,492	2,931,839
Kuala Lumpur Kepong Bhd.	676,764	3,097,231
Malayan Banking Bhd.	9,195,418	21,127,966
Maxis Bhd.	3,499,424	2,902,142
MISC Bhd.	2,382,200	4,208,656
Mr. DIY Group M Bhd.	5,094,100	1,890,915
Nestle Malaysia Bhd.	80,171	1,480,428
Petronas Chemicals Group Bhd.	3,663,100	2,943,217
Petronas Dagangan Bhd.	397,900	1,841,567
Petronas Gas Bhd.	1,002,836	4,231,395
PPB Group Bhd.	860,277	2,279,790
Press Metal Aluminium Holdings Bhd.	4,372,764	5,177,665
Public Bank Bhd.	17,929,670	18,155,028
QL Resources Bhd.	2,183,175	2,308,067
RHB Bank Bhd.	2,373,439	3,585,390
SD Guthrie Bhd.	4,543,608	4,782,183
Sime Darby Bhd.	4,673,900	1,866,705
Sunway Bhd.	2,660,600	2,969,071
Telekom Malaysia Bhd.	1,155,734	1,773,040
Tenaga Nasional Bhd.	5,493,474	18,068,515
Top Glove Corp. Bhd. *	5,861,300	1,115,389
YTL Corp. Bhd.	5,256,036	2,247,383
YTL Power International Bhd.	2,916,700	2,192,750
		169,216,880

Mexico 2.4%
Alfa SAB de CV, A Shares	4,039,993	3,153,968
Alpek SAB de CV	525,652	291,457
Alsea SAB de CV *	592,508	1,477,759
America Movil SAB de CV, Series B	26,911,796	22,729,276
Arca Continental SAB de CV	652,540	7,171,349
Banco del Bajio SA	962,811	2,513,946
Becle SAB de CV	720,297	858,893
Cemex SAB de CV, Series CPO	17,937,726	12,275,224
Coca-Cola Femsa SAB de CV	636,127	6,038,716
Concentradora Fibra Danhos SA de CV	364,090	528,518
Controladora Alpek SAB de CV *	4,039,993	655,775
Corp. Inmobiliaria Vesta SAB de CV	978,499	2,819,626
El Puerto de Liverpool SAB de CV, Series C1	261,884	1,277,977
Fibra Uno Administracion SA de CV	3,213,513	4,519,054
Fomento Economico Mexicano SAB de CV	2,053,174	21,832,034
GCC SAB de CV	206,337	1,917,916
Gentera SAB de CV	1,196,177	2,355,863
Gruma SAB de CV, B Shares	218,704	4,119,267
Grupo Aeroportuario del Centro Norte SAB de CV	340,500	4,208,963
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	479,837	11,026,410
Grupo Aeroportuario del Sureste SAB de CV, B Shares	229,144	7,349,824
Grupo Bimbo SAB de CV, Series A	2,602,259	7,269,322
Grupo Carso SAB de CV, Series A1	649,494	4,137,403
Grupo Comercial Chedraui SA de CV	329,008	2,379,145
Grupo Financiero Banorte SAB de CV, O Shares	3,422,073	30,235,424

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Grupo Financiero Inbursa SAB de CV, O Shares	2,733,962	6,848,289
Grupo Mexico SAB de CV, Series B	3,745,540	20,524,617
Industrias Penoles SAB de CV *	210,872	4,454,543
Kimberly-Clark de Mexico SAB de CV, A Shares	1,166,648	2,071,062
Megacable Holdings SAB de CV, Series CPO	365,886	971,372
Operadora De Sites Mexicanos SAB de CV, Class A-1	1,690,664	1,617,831
Orbia Advance Corp. SAB de CV	1,186,726	805,990
Prologis Property Mexico SA de CV	1,091,185	4,175,023
Promotora y Operadora de Infraestructura SAB de CV	288,846	3,241,219
Qualitas Controladora SAB de CV	212,058	2,292,797
Regional SAB de CV	298,999	2,324,076
Wal-Mart de Mexico SAB de CV	6,115,767	20,074,944
		232,544,872

Philippines 0.6%
ACEN Corp.	10,190,502	465,737
Ayala Corp.	353,602	3,675,762
Ayala Land, Inc.	9,017,846	3,717,366
Bank of the Philippine Islands	2,522,718	6,289,275
BDO Unibank, Inc.	2,812,478	8,115,577
Bloomberry Resorts Corp.	4,412,525	330,574
Converge Information & Communications Technology Solutions, Inc.	3,102,675	1,120,511
DMCI Holdings, Inc.	5,482,791	1,018,043
Globe Telecom, Inc.	40,978	1,299,956
GT Capital Holdings, Inc.	126,376	1,232,163
International Container Terminal Services, Inc.	1,307,916	9,610,997
JG Summit Holdings, Inc.	3,196,228	1,144,558
Jollibee Foods Corp.	486,175	1,943,132
LT Group, Inc.	4,156,420	916,282
Manila Electric Co.	348,123	3,431,627
Megaworld Corp.	14,426,728	462,834
Metropolitan Bank & Trust Co.	2,063,236	2,719,796
Monde Nissin Corp.	8,114,273	1,105,269
PLDT, Inc.	107,960	2,352,887
Puregold Price Club, Inc.	1,172,861	651,648
Semirara Mining & Power Corp.	1,618,968	943,032
SM Prime Holdings, Inc.	12,496,580	5,050,594
Universal Robina Corp.	961,940	1,456,832
		59,054,452

Qatar 0.9%
Al Rayan Bank	7,211,504	4,432,669
Barwa Real Estate Co.	2,754,155	2,178,513
Commercial Bank PSQC	3,988,801	5,038,313
Dukhan Bank	2,021,749	2,000,093
Ezdan Holding Group QSC *	1,541,896	439,150
Industries Qatar QSC	1,840,291	5,989,412
Mesaieed Petrochemical Holding Co.	7,031,662	2,576,280
Ooredoo QPSC	1,207,989	4,097,408
Qatar Aluminum Manufacturing Co.	2,683,336	947,016
Qatar Electricity & Water Co. QSC	649,405	2,825,206
Qatar Fuel QSC	778,057	3,205,398
Qatar Gas Transport Co. Ltd.	3,382,829	4,450,357
Qatar International Islamic Bank QSC	1,555,136	4,489,008
Qatar Islamic Bank QPSC	2,022,846	11,722,618
Qatar National Bank QPSC	5,356,568	24,936,509
SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar Navigation QSC	1,215,268	3,568,035
Vodafone Qatar QSC	1,866,269	1,198,390
		84,094,375

Russia 0.0%
Gazprom PJSC *(b)(c)	127,160	0
Sberbank of Russia PJSC *(b)(c)	107,550	0
		0

Saudi Arabia 4.0%
Abdullah Al Othaim Markets Co.	495,070	1,064,922
ACWA Power Co. *	256,768	17,726,310
Ades Holding Co.	518,296	1,928,595
Advanced Petrochemical Co. *	149,469	1,195,226
Al Rajhi Bank	2,340,753	56,839,683
Al Rajhi Co. for Co-operative Insurance *	57,381	1,728,320
Aldrees Petroleum & Transport Services Co.	59,163	1,927,077
Alinma Bank	1,482,514	10,214,969
Almarai Co. JSC	563,602	7,706,684
Arab National Bank	1,091,386	6,301,073
Arabian Centres Co.	242,817	1,280,215
Arabian Contracting Services Co. *	24,962	730,566
Arabian Drilling Co.	22,742	510,409
Arabian Internet & Communications Services Co.	26,825	1,881,929
Astra Industrial Group Co.	47,141	1,997,899
Bank AlBilad	898,767	6,192,776
Bank Al-Jazira *	756,190	2,575,962
Banque Saudi Fransi	1,485,514	6,842,238
BinDawood Holding Co.	400,730	670,794
Bupa Arabia for Cooperative Insurance Co.	89,615	3,989,100
Catrion Catering Holding Co.	52,683	1,662,646
Co. for Cooperative Insurance	87,876	3,246,469
Dallah Healthcare Co.	48,900	1,545,864
Dar Al Arkan Real Estate Development Co. *	659,813	3,520,973
Dr. Soliman Abdel Kader Fakeeh Hospital Co.	54,260	610,337
Dr. Sulaiman Al Habib Medical Services Group Co.	122,419	8,542,720
Elm Co.	31,299	8,544,623
Emaar Economic City *	226,073	770,118
Etihad Etisalat Co.	447,672	7,111,871
Jamjoom Pharmaceuticals Factory Co.	29,589	1,378,635
Jarir Marketing Co.	729,985	2,502,261
Leejam Sports Co. JSC	26,290	891,365
Mobile Telecommunications Co. Saudi Arabia	518,103	1,505,290
Mouwasat Medical Services Co.	117,824	2,280,069
Nahdi Medical Co.	65,315	2,123,980
National Industrialization Co., Class C *	396,791	966,687
Power & Water Utility Co. for Jubail & Yanbu	89,322	963,063
Qassim Cement Co.	57,189	774,380
Rabigh Refining & Petrochemical Co. *	455,469	829,196
Riyad Bank	1,763,981	13,658,963
Riyadh Cables Group Co.	84,938	3,146,984
SABIC Agri-Nutrients Co.	273,624	6,994,400
Sahara International Petrochemical Co.	426,672	2,149,481
SAL Saudi Logistics Services	29,366	1,393,293
Saudi Arabian Mining Co. *	1,465,300	19,919,316
Saudi Arabian Oil Co.	6,925,458	46,149,414
Saudi Aramco Base Oil Co.	49,163	1,305,195
Saudi Awwal Bank	1,145,163	10,301,934

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Saudi Basic Industries Corp.	1,070,590	15,894,836
Saudi Cement Co.	100,021	1,078,419
Saudi Electricity Co.	937,057	3,536,771
Saudi Ground Services Co.	103,301	1,285,876
Saudi Industrial Investment Group *	401,234	1,768,931
Saudi Investment Bank	809,210	3,192,278
Saudi Kayan Petrochemical Co. *	916,253	1,228,460
Saudi National Bank	3,492,806	32,305,884
Saudi Real Estate Co. *	116,666	644,957
Saudi Research & Media Group *	45,700	1,746,799
Saudi Tadawul Group Holding Co.	59,590	2,776,467
Saudi Telecom Co.	2,241,233	25,031,030
Saudia Dairy & Foodstuff Co.	20,756	1,570,123
Savola Group *	174,167	1,232,560
Seera Group Holding *	200,184	1,357,985
United Electronics Co.	55,001	1,273,996
Yamama Cement Co.	129,373	1,241,435
Yanbu National Petrochemical Co.	326,643	2,594,581
		387,855,662

South Africa 3.6%
Absa Group Ltd.	991,815	9,519,666
African Rainbow Minerals Ltd.	115,832	1,016,461
Anglogold Ashanti PLC	594,579	25,353,777
Aspen Pharmacare Holdings Ltd.	464,637	3,117,307
Bid Corp. Ltd.	391,517	10,327,419
Bidvest Group Ltd.	402,079	5,423,919
Capitec Bank Holdings Ltd.	112,011	21,378,144
Clicks Group Ltd.	295,237	6,346,676
Discovery Ltd.	613,251	7,406,218
Exxaro Resources Ltd.	262,899	2,140,172
FirstRand Ltd.	5,941,052	24,514,345
Foschini Group Ltd.	386,496	2,876,433
Gold Fields Ltd.	1,064,379	23,893,489
Growthpoint Properties Ltd.	3,945,218	2,947,307
Harmony Gold Mining Co. Ltd.	657,915	9,318,109
Impala Platinum Holdings Ltd. *	1,044,505	7,468,724
Investec Ltd.	319,767	2,254,262
Kumba Iron Ore Ltd.	70,243	1,146,255
Mr. Price Group Ltd.	296,087	3,956,736
MTN Group Ltd.	2,045,125	14,157,033
MultiChoice Group *	299,209	1,937,009
Naspers Ltd., N Shares	194,139	55,517,250
Nedbank Group Ltd.	545,434	7,717,480
NEPI Rockcastle NV *	771,020	5,904,713
Northam Platinum Holdings Ltd.	420,953	3,530,574
Old Mutual Ltd. (a)	5,554,078	3,589,428
OUTsurance Group Ltd.	1,019,436	4,287,757
Pepkor Holdings Ltd.	3,082,186	4,982,362
Reinet Investments SCA	175,185	4,726,963
Remgro Ltd.	597,439	5,276,454
Sanlam Ltd.	2,094,876	10,280,931
Santam Ltd.	67,084	1,560,309
Sasol Ltd. *	636,846	2,864,440
Shoprite Holdings Ltd.	569,112	9,203,178
Sibanye Stillwater Ltd. *(a)	3,355,356	5,095,050
Standard Bank Group Ltd.	1,574,388	20,335,609
Tiger Brands Ltd.	197,498	3,786,340
Valterra Platinum Ltd.	103,183	4,026,865
Vodacom Group Ltd.	701,276	5,350,397
Woolworths Holdings Ltd.	1,124,784	3,650,137
		348,185,698

Taiwan 19.1%
Accton Technology Corp.	600,000	14,915,661
Acer, Inc.	3,457,086	4,002,899
SECURITY	NUMBER OF SHARES	VALUE ($)
Advanced Energy Solution Holding Co. Ltd.	24,000	824,866
Advantech Co. Ltd.	551,911	6,298,399
Airtac International Group	160,920	5,009,872
Alchip Technologies Ltd.	91,000	8,532,626
ASE Technology Holding Co. Ltd.	3,956,120	18,217,280
Asia Cement Corp.	2,931,061	4,093,128
Asia Vital Components Co. Ltd.	383,000	7,923,653
ASMedia Technology, Inc.	48,445	3,160,317
ASPEED Technology, Inc.	37,800	4,969,618
Asustek Computer, Inc.	832,621	17,364,504
AUO Corp. *	7,809,224	3,348,467
Capital Securities Corp.	2,221,644	1,849,609
Catcher Technology Co. Ltd.	716,224	5,018,838
Cathay Financial Holding Co. Ltd.	11,019,905	21,989,433
Chailease Holding Co. Ltd.	1,748,045	7,087,024
Chang Hwa Commercial Bank Ltd.	9,013,110	5,488,738
Cheng Shin Rubber Industry Co. Ltd.	2,184,277	3,702,597
Chicony Electronics Co. Ltd.	719,984	4,060,173
China Airlines Ltd.	3,476,872	2,569,789
China Motor Corp.	314,600	713,843
China Steel Corp.	13,478,956	8,882,973
Chroma ATE, Inc.	443,000	4,959,424
Chunghwa Telecom Co. Ltd.	4,578,310	19,783,811
Compal Electronics, Inc.	4,775,535	4,589,332
CTBC Financial Holding Co. Ltd.	19,476,792	26,548,775
Delta Electronics, Inc.	2,556,148	31,900,140
E Ink Holdings, Inc.	922,000	6,522,315
E.Sun Financial Holding Co. Ltd.	18,338,553	18,235,443
Eclat Textile Co. Ltd. *	239,510	3,448,573
Elite Material Co. Ltd.	362,000	9,047,433
eMemory Technology, Inc.	80,000	6,420,074
Ennostar, Inc. *	568,914	669,177
Eternal Materials Co. Ltd.	1,308,352	1,132,914
Eva Airways Corp.	3,199,374	4,361,060
Evergreen Marine Corp. Taiwan Ltd.	1,294,088	10,557,903
Far Eastern International Bank	3,210,500	1,387,323
Far Eastern New Century Corp.	3,335,799	3,650,974
Far EasTone Telecommunications Co. Ltd.	2,165,509	6,250,447
Feng TAY Enterprise Co. Ltd.	629,694	2,552,941
First Financial Holding Co. Ltd.	12,751,747	11,509,911
Formosa Chemicals & Fibre Corp.	4,080,008	3,260,630
Formosa Petrochemical Corp.	1,590,660	2,016,954
Formosa Plastics Corp.	4,462,560	5,167,120
Formosa Sumco Technology Corp.	66,000	162,971
Formosa Taffeta Co. Ltd.	1,394,132	755,949
Fortune Electric Co. Ltd.	151,000	2,315,248
Foxconn Technology Co. Ltd.	1,318,355	2,665,876
Fubon Financial Holding Co. Ltd.	9,657,897	25,652,555
Genius Electronic Optical Co. Ltd.	95,000	1,245,808
Giant Manufacturing Co. Ltd.	382,096	1,517,241
Gigabyte Technology Co. Ltd.	629,000	5,792,883
Global Unichip Corp.	105,000	4,081,786
Globalwafers Co. Ltd.	311,451	3,273,673
Hiwin Technologies Corp.	352,445	2,640,236
Hon Hai Precision Industry Co. Ltd.	14,234,092	74,095,078
Hotai Motor Co. Ltd.	380,600	8,102,601
HTC Corp. *	847,778	1,099,026
Hua Nan Financial Holdings Co. Ltd., Class C	11,198,709	9,827,854
Innolux Corp.	8,490,381	3,456,384
International Games System Co. Ltd.	233,000	6,554,182
Inventec Corp.	3,092,043	4,348,887
Jentech Precision Industrial Co. Ltd.	119,000	5,380,483
KGI Financial Holding Co. Ltd.	19,364,308	11,178,488
King Slide Works Co. Ltd.	77,000	5,267,197
King Yuan Electronics Co. Ltd.	1,330,000	4,304,853
Largan Precision Co. Ltd.	111,456	8,609,728

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lite-On Technology Corp., ADR	2,506,866	8,490,478
Lotes Co. Ltd.	88,000	3,861,388
MediaTek, Inc.	1,770,713	74,448,116
Mega Financial Holding Co. Ltd.	14,101,508	18,657,083
Micro-Star International Co. Ltd.	834,095	3,966,116
momo.com, Inc.	108,547	1,104,721
Nan Ya Plastics Corp.	5,897,816	5,638,335
Nan Ya Printed Circuit Board Corp.	258,000	903,949
Nanya Technology Corp. *	1,383,000	2,102,062
Nien Made Enterprise Co. Ltd.	155,752	2,250,383
Novatek Microelectronics Corp.	679,608	11,701,544
Oneness Biotech Co. Ltd. *	454,087	886,400
Parade Technologies Ltd.	88,100	1,696,238
Pegatron Corp.	2,463,657	6,897,270
PharmaEssentia Corp.	309,000	5,155,413
Pou Chen Corp.	2,377,792	2,475,503
Powerchip Semiconductor Manufacturing Corp. *	3,652,000	1,888,850
Powertech Technology, Inc.	826,000	3,224,786
President Chain Store Corp.	639,400	5,451,280
Quanta Computer, Inc. *	3,169,057	28,710,111
Realtek Semiconductor Corp.	573,336	10,350,027
Ruentex Development Co. Ltd.	1,835,350	1,831,155
Shanghai Commercial & Savings Bank Ltd.	4,360,151	6,772,612
Shihlin Electric & Engineering Corp.	353,000	2,108,447
Shin Kong Financial Holding Co. Ltd. *	19,780,575	7,953,549
Silergy Corp.	397,000	4,636,535
Sino-American Silicon Products, Inc.	711,000	2,680,915
SinoPac Financial Holdings Co. Ltd.	14,397,933	11,025,996
Synnex Technology International Corp.	1,690,956	4,017,421
Taishin Financial Holding Co. Ltd.	14,333,475	8,202,583
Taiwan Business Bank	7,673,508	3,776,774
Taiwan Cooperative Financial Holding Co. Ltd.	12,230,567	9,794,738
Taiwan Fertilizer Co. Ltd.	907,508	1,580,724
Taiwan Glass Industry Corp. *	1,631,311	838,286
Taiwan High Speed Rail Corp.	2,652,000	2,429,131
Taiwan Mobile Co. Ltd.	1,786,524	6,795,927
Taiwan Secom Co. Ltd.	387,000	1,530,257
Taiwan Semiconductor Manufacturing Co. Ltd.	28,705,500	926,246,510
Tatung Co. Ltd. *	1,829,000	2,548,034
TCC Group Holdings Co. Ltd.	7,687,872	7,529,207
Teco Electric & Machinery Co. Ltd.	1,486,000	2,613,150
Transcend Information, Inc.	297,000	1,020,772
U-Ming Marine Transport Corp.	572,000	1,074,582
Unimicron Technology Corp.	1,578,348	5,582,691
Uni-President Enterprises Corp.	5,687,676	15,107,163
United Microelectronics Corp.	14,048,850	21,915,803
Vanguard International Semiconductor Corp.	1,267,580	3,536,036
Voltronic Power Technology Corp.	77,000	3,468,642
Walsin Lihwa Corp.	3,019,814	2,186,628
Walsin Technology Corp.	380,000	1,037,222
Wan Hai Lines Ltd.	1,068,910	3,852,121
Win Semiconductors Corp. *	500,000	1,429,835
Winbond Electronics Corp. *	3,520,703	2,079,398
Wistron Corp.	3,257,080	12,661,622
Wiwynn Corp.	125,000	10,093,932
WPG Holdings Ltd.	1,686,000	3,960,639
Yageo Corp.	562,941	9,204,368
Yang Ming Marine Transport Corp.	2,041,000	5,421,146
Yuanta Financial Holding Co. Ltd.	13,744,042	14,377,620
Yulon Motor Co. Ltd.	845,408	1,033,892
Zhen Ding Technology Holding Ltd.	775,000	2,663,630
		1,872,805,714

SECURITY	NUMBER OF SHARES	VALUE ($)
Thailand 1.6%
Advanced Info Service PCL NVDR	1,294,600	11,278,824
Airports of Thailand PCL NVDR	4,725,900	4,786,724
Asset World Corp. PCL NVDR	12,572,700	758,326
B Grimm Power PCL NVDR	1,713,800	509,011
Bangkok Bank PCL NVDR	791,000	3,409,535
Bangkok Dusit Medical Services PCL NVDR	13,775,900	9,022,370
Bangkok Expressway & Metro PCL NVDR	9,581,690	1,561,558
Banpu PCL NVDR	13,356,633	1,887,892
Berli Jucker PCL NVDR	1,241,550	748,844
BTS Group Holdings PCL NVDR *	9,605,800	1,305,060
Bumrungrad Hospital PCL NVDR	625,200	2,666,301
Carabao Group PCL NVDR	152,200	272,386
Central Pattana PCL NVDR	3,409,100	4,725,125
Central Retail Corp. PCL NVDR	3,072,400	1,750,175
Charoen Pokphand Foods PCL NVDR	5,165,800	3,855,368
CP ALL PCL NVDR	6,790,400	9,721,995
CP Axtra PCL NVDR	2,089,710	1,196,757
Delta Electronics Thailand PCL NVDR	3,301,810	10,460,384
Digital Telecommunications Infrastructure Fund, Class F	7,011,800	1,740,802
Electricity Generating PCL NVDR	126,100	407,177
Global Power Synergy PCL NVDR	300,368	297,371
Gulf Development PCL NVDR *	5,835,056	7,998,706
Home Product Center PCL NVDR	8,673,119	2,034,362
Indorama Ventures PCL NVDR	2,736,700	1,692,331
Kasikornbank PCL NVDR	2,194,769	10,296,076
Krung Thai Bank PCL NVDR	6,946,900	4,697,926
Krungthai Card PCL NVDR	914,500	1,072,523
Land & Houses PCL NVDR	7,658,100	937,798
Minor International PCL NVDR	5,319,780	4,018,903
Muangthai Capital PCL NVDR	1,118,615	1,422,654
Osotspa PCL NVDR	2,298,963	1,113,503
PTT Exploration & Production PCL NVDR	1,789,504	5,342,210
PTT Global Chemical PCL NVDR	3,293,314	2,086,694
PTT Oil & Retail Business PCL NVDR	2,383,400	856,724
PTT PCL NVDR	17,538,200	15,894,035
Ratch Group PCL NVDR	1,976,350	1,535,204
SCB X PCL NVDR	2,103,500	7,593,169
SCG Packaging PCL NVDR	962,000	483,528
Siam Cement PCL NVDR	822,100	4,157,143
Siam City Cement PCL NVDR	6,300	28,211
Srisawad Corp. PCL NVDR	1,414,165	788,340
Thai Life Insurance PCL NVDR	3,890,200	1,291,697
Thai Oil PCL NVDR	949,626	860,601
Thai Union Group PCL NVDR	2,623,700	799,238
TMBThanachart Bank PCL NVDR	46,591,418	2,725,018
True Corp. PCL NVDR *	13,958,370	5,315,045
		157,403,624

Turkey 0.9%
AG Anadolu Grubu Holding AS	136,876	892,933
Agrotech Yueksek Teknoloji VE Yatirim AS *	491,782	93,239
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	1,198,350	740,843
Akbank TAS	3,672,751	4,768,561
Akcansa Cimento AS	76,588	291,779
Akfen Yenilenebilir Enerji AS *	478,150	190,082
Aksa Akrilik Kimya Sanayii AS	1,845,828	427,099
Aksa Enerji Uretim AS	276,693	228,875
Alarko Holding AS	174,690	360,805
Alfa Solar Enerji Sanayi VE Ticaret AS	133,632	150,040
Anadolu Anonim Turk Sigorta Sirketi	223,833	501,948

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Anadolu Efes Biracilik Ve Malt Sanayii AS	223,508	793,407
Anadolu Hayat Emeklilik AS	80,799	159,470
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	59,920	85,662
Arcelik AS *	310,488	833,944
Aselsan Elektronik Sanayi Ve Ticaret AS	1,378,520	4,552,707
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	294,170	701,284
Aygaz AS	71,127	232,367
Baticim Bati Anadolu Cimento Sanayii AS *	3,104,743	393,218
BIM Birlesik Magazalar AS	529,575	6,423,712
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS *	46,024	387,914
Borusan Yatirim ve Pazarlama AS	11,704	547,594
Can2 Termik AS *	4,205,475	165,039
Cimsa Cimento Sanayi VE Ticaret AS	501,549	616,044
Coca-Cola Icecek AS	895,202	1,112,337
CW Enerji Muhendislik Ticaret VE Sanayi AS	207,927	76,141
Dogan Sirketler Grubu Holding AS	920,775	343,985
Dogus Otomotiv Servis ve Ticaret AS	112,526	497,799
EGE Endustri VE Ticaret AS	1,579	334,175
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	222,904	261,861
Emlak Konut Gayrimenkul Yatirim Ortakligi AS *	2,443,045	870,343
Enerjisa Enerji AS	276,131	375,406
Enerya Enerji AS	3,178,986	395,330
Enka Insaat ve Sanayi AS	1,326,423	2,038,220
Eregli Demir ve Celik Fabrikalari TAS	3,880,820	2,318,103
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS *	170,325	116,323
Ford Otomotiv Sanayi AS	788,770	1,611,037
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	139,947	504,628
Girsim Elektrik Sanayi Taahut Ve Ticaret AS *	161,928	177,106
Gubre Fabrikalari TAS *	107,915	654,776
Haci Omer Sabanci Holding AS	1,570,252	3,093,146
Hektas Ticaret TAS *	4,125,565	324,858
Investco Holding AS *	53,443	306,426
Is Gayrimenkul Yatirim Ortakligi AS *	588,166	216,730
Is Yatirim Menkul Degerler AS, Class A	685,429	572,912
Iskenderun Demir ve Celik AS *	175,892	152,576
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	92,726	64,745
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1,066,076	598,758
Kayseri Seker Fabrikasi AS *	584,177	296,690
Kiler Holding AS *	774,080	1,105,638
KOC Holding AS	1,013,881	3,661,074
Kocaer Celik Sanayi Ve Ticaret AS	322,748	109,799
Kontrolmatik Enerji Ve Muhendislik AS	368,377	237,125
Konya Cimento Sanayii AS *	1,163	157,075
Kordsa Teknik Tekstil AS *	69,965	97,437
Koza Anadolu Metal Madencilik Isletmeleri AS *	249,117	549,125
Lydia Holding AS *	148,215	342,005
Lydia Yesil Enerji Kaynaklari Anonimsirketi *	537	243,480
Margun Enerji Uretim Sanayi VE Ticaret AS *	448,625	388,014
Mavi Giyim Sanayi Ve Ticaret AS, Class B	649,420	506,075
MIA Teknoloji AS *	226,487	177,996
Migros Ticaret AS	108,997	1,324,904
SECURITY	NUMBER OF SHARES	VALUE ($)
MLP Saglik Hizmetleri AS *	93,641	752,268
Nuh Cimento Sanayi AS	74,446	428,747
Otokar Otomotiv Ve Savunma Sanayi AS *	47,834	472,955
Oyak Cimento Fabrikalari AS	1,284,541	687,415
Pegasus Hava Tasimaciligi AS *	333,859	2,052,069
Petkim Petrokimya Holding AS *	1,686,797	700,651
Politeknik Metal Sanayi ve Ticaret AS *	633	99,567
Reeder Teknoloji Sanayi VE Ticaret AS *	249,207	72,904
Reysas Gayrimenkul Yatirim Ortakligi AS *	412,810	135,283
Reysas Tasimacilik ve Lojistik Ticaret AS *	1,558,143	543,976
Sasa Polyester Sanayi AS *	12,811,464	1,070,839
Selcuk Ecza Deposu Ticaret ve Sanayi AS	197,176	343,686
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS *	205,097	146,133
Sok Marketler Ticaret AS	344,442	291,235
TAB Gida Sanayi Ve Ticaret AS, Class A	30,154	132,936
TAV Havalimanlari Holding AS *	219,754	1,220,241
Tekfen Holding AS	232,333	657,182
Tofas Turk Otomobil Fabrikasi AS	164,723	742,983
Turk Altin Isletmeleri AS *	1,277,600	754,024
Turk Hava Yollari AO *	660,607	4,599,970
Turk Telekomunikasyon AS *	678,321	953,306
Turk Traktor ve Ziraat Makineleri AS	34,134	486,240
Turkcell Iletisim Hizmetleri AS	1,434,253	3,466,688
Turkiye Garanti Bankasi AS	711,120	1,919,069
Turkiye Halk Bankasi AS *	824,964	408,469
Turkiye Is Bankasi AS, Class C	9,569,030	2,621,368
Turkiye Petrol Rafinerileri AS	1,032,863	3,263,744
Turkiye Sigorta AS	904,329	380,244
Turkiye Sinai Kalkinma Bankasi AS *	1,659,659	460,996
Turkiye Sise ve Cam Fabrikalari AS	1,724,027	1,449,805
Turkiye Vakiflar Bankasi TAO, Class D *	769,061	441,740
Ufuk Yatirim Yonetim ve Gayrimenkul AS *	23,447	524,606
Ulker Biskuvi Sanayi AS *	189,505	509,960
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	90,580	124,992
Vestel Beyaz Esya Sanayi ve Ticaret AS	497,363	110,647
Vestel Elektronik Sanayi ve Ticaret AS *	186,387	157,310
Yapi ve Kredi Bankasi AS *	3,967,411	2,574,051
Yayla Agro Gida Sanayi VE Nakliyat AS *	204,675	48,506
YEO Teknoloji Enerji VE Endustri AS *	105,889	107,989
Ziraat Gayrimenkul Yatirim Ortakligi AS	1,202,287	771,464
Zorlu Enerji Elektrik Uretim AS *	1,172,054	89,304
		87,528,286

United Arab Emirates 1.9%
Abu Dhabi Commercial Bank PJSC	3,551,460	11,680,271
Abu Dhabi Islamic Bank PJSC	1,766,578	9,224,875
Abu Dhabi National Oil Co. for Distribution PJSC	3,321,398	3,282,514
Abu Dhabi Ports Co. PJSC *	1,049,247	1,139,803
ADNOC Drilling Co. PJSC	2,943,071	4,206,676
ADNOC Logistics & Services	1,904,162	2,410,660
Agility Global PLC	3,463,204	1,178,602
Air Arabia PJSC	2,890,719	2,793,916
Aldar Properties PJSC	4,384,006	9,918,620
Alpha Dhabi Holding PJSC	1,632,361	5,297,507
Americana Restaurants International PLC - Foreign Co.	3,608,920	2,004,410
Apex Investment Co. PSC *	1,116,784	1,292,222
Borouge PLC	3,381,153	2,282,946
Burjeel Holdings PLC	1,163,881	449,962

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dubai Electricity & Water Authority PJSC	10,408,673	7,736,367
Dubai Financial Market PJSC	2,159,317	893,592
Dubai Investments PJSC	2,706,607	1,783,280
Dubai Islamic Bank PJSC	3,460,974	7,773,764
Emaar Development PJSC	1,061,763	3,873,570
Emaar Properties PJSC	8,028,343	28,742,911
Emirates Central Cooling Systems Corp.	3,155,337	1,314,366
Emirates NBD Bank PJSC	2,179,697	13,293,006
Emirates Telecommunications Group Co. PJSC	4,074,832	19,059,519
Fertiglobe PLC	1,516,270	1,023,782
First Abu Dhabi Bank PJSC	5,303,017	23,244,915
Ghitha Holding PJSC *	54,294	314,855
Modon Holding PSC *	3,886,547	3,491,861
Multiply Group PJSC *	4,128,143	2,618,724
NMDC Group PJSC	239,493	1,705,727
Parkin Co. PJSC	802,218	1,334,482
Phoenix Group PLC *	410,309	120,646
Pure Health Holding PJSC	2,853,294	2,066,366
Salik Co. PJSC	2,239,492	3,487,584
Space42 PLC *	889,244	428,522
Talabat Holding PLC	4,441,370	1,741,240
		183,212,063
Total Common Stocks (Cost $6,583,900,757)		9,612,791,345

PREFERRED STOCKS 1.4% OF NET ASSETS

Brazil 1.3%
Banco Bradesco SA	6,099,024	17,237,147
Bradespar SA	353,166	961,155
Braskem SA, A Shares *	251,326	482,742
Centrais Eletricas Brasileiras SA, B Shares	305,527	2,503,573
Cia Energetica de Minas Gerais	1,848,372	3,495,495
Cia Paranaense de Energia - Copel, B Shares	1,294,984	2,862,405
Gerdau SA	1,634,285	4,347,981
Isa Energia Brasil SA	370,885	1,514,067
Itau Unibanco Holding SA	6,363,261	41,551,776
Itausa SA	6,964,487	13,450,139
Metalurgica Gerdau SA	837,221	1,221,059
Petroleo Brasileiro SA - Petrobras	6,514,116	35,115,916
Usinas Siderurgicas de Minas Gerais SA Usiminas, A Shares *	504,704	457,857
		125,201,312

Chile 0.1%
Embotelladora Andina SA, B Shares	488,562	2,079,553
Sociedad Quimica y Minera de Chile SA, B Shares *	161,976	4,843,524
		6,923,077

Colombia 0.0%
Grupo Cibest SA	557,168	5,728,278
Grupo de Inversiones Suramericana SA	79,957	716,406
		6,444,684
Total Preferred Stocks (Cost $130,562,695)		138,569,073
SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Malaysia 0.0%
YTL Corp. Bhd.
expires 06/02/28 *(b)	1,051,207	178,803
YTL Power International Bhd.
expires 06/02/28 *(b)	583,340	170,171
		348,974
Total Warrants (Cost $0)		348,974

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)	137,031,708	137,031,708
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.27% (d)(e)	35,473,287	35,473,287
		172,504,995
Total Short-Term Investments (Cost $172,504,995)		172,504,995

Total Investments in Securities (Cost $6,886,968,447)		9,924,214,387

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 06/20/25	633	36,375,345	(537,196)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $32,926,637.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$4,250,020,581	$—	$—	$4,250,020,581
China	3,159,072,410	—	3,984,571	3,163,056,981
Greece	76,702,258	—	0 *	76,702,258
Hong Kong	—	—	0 *	0
India	2,119,907,401	—	3,104,124	2,123,011,525
Russia	—	—	0 *	0
Preferred Stocks[1]	138,569,073	—	—	138,569,073
Warrants
Malaysia	—	—	348,974	348,974
Short-Term Investments[1]	172,504,995	—	—	172,504,995
Liabilities
Futures Contracts[2]	(537,196)	—	—	(537,196)
Total	$9,916,239,522	$—	$7,437,669	$9,923,677,191

*	Level 3 amount shown includes securities determined to have no value at May 31, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab International Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of May 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89451MAY25